Consolidated Schedule of Investments € in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2023 USD ($)		Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($) shares		Sep. 30, 2023 EUR (€)
Interest rate, PIK				3.75%
Cost		$ 3,158,601,000		$ 2,939,646,000	[1]	$ 2,373,435,000
Fair Value		$ 3,123,450,000		$ 2,873,588,000		$ 2,387,374,000
Percentage of Net Assets				205.65%		200.86%
Unused Fee Rate				0.375%
Investment, Identifier [Axis]: 365 Retail Markets, LLC
Unused Fee Rate		0.50%		0.50%		1.00%
Unfunded Commitment		$ 2,800,000		$ 1,200,000		$ 5,557,000
Fair Value				$ (27,000)		$ (34,000)
Investment, Identifier [Axis]: 365 Retail Markets, LLC 1
Variable interest rate		4.75%	[2],[3],[4]	4.75%	[3],[4],[5]	4.75%	[6]	4.75%	[2],[3],[4]
Interest Rate		10.15%	[2],[3],[4]	8.45%	[3],[4],[5],[7]	5.75%	[6],[8]	10.15%	[2],[3],[4]
Par Amount				$ 17,280,000	[3],[4],[5]	$ 17,456,000	[6]
Cost		$ (30,000)	[2],[3],[4]	17,045,000	[3],[4],[5],[9]	17,167,000	[1],[6]
Fair Value				$ 16,890,000	[3],[4],[5]	$ 17,238,000	[6]
Percentage of Net Assets				1.21%	[3],[4],[5]	1.45%	[6]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 2,000,000
Fair Value						$ (25,000)
Investment, Identifier [Axis]: 365 Retail Markets, LLC 2
Variable interest rate		4.75%	[3],[4]	4.75%	[3],[4],[5]	4.75%	[6],[10]	4.75%	[3],[4]
Interest Rate		10.15%	[3],[4]	8.45%	[3],[4],[5],[7]	5.75%	[6],[8],[10]	10.15%	[3],[4]
Par Amount	[3],[4]	$ 17,149,000		$ 5,543,000	[5]
Cost		16,952,000	[3],[4]	5,484,000	[3],[4],[5],[9]	$ (34,000)	[1],[6],[10]
Fair Value		$ 17,149,000	[3],[4]	$ 5,418,000	[3],[4],[5]	$ (34,000)	[6],[10]
Percentage of Net Assets		1.16%	[3],[4]	0.39%	[3],[4],[5]	0.00%	[6],[10]	1.16%	[3],[4]
Investment, Identifier [Axis]: 365 Retail Markets, LLC 3
Variable interest rate		4.75%	[3],[4]	4.75%	[3],[4],[5],[11],[12]	4.75%	[6],[10]	4.75%	[3],[4]
Interest Rate		10.15%	[3],[4]	8.45%	[3],[4],[5],[7],[11],[12]	5.75%	[6],[8],[10]	10.15%	[3],[4]
Par Amount		$ 5,502,000	[3],[4]	$ 1,600,000	[3],[4],[5],[11],[12]	$ 800,000	[6],[10]
Cost		5,452,000	[3],[4]	1,563,000	[3],[4],[5],[9],[11],[12]	754,000	[1],[6],[10]
Fair Value		$ 5,502,000	[3],[4]	$ 1,537,000	[3],[4],[5],[11],[12]	$ 765,000	[6],[10]
Percentage of Net Assets		0.37%	[3],[4]	0.11%	[3],[4],[5],[11],[12]	0.06%	[6],[10]	0.37%	[3],[4]
Investment, Identifier [Axis]: 48Forty Solutions LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 1,629,000		$ 2,715,000
Fair Value		$ (30,000)		$ (139,000)
Investment, Identifier [Axis]: 48Forty Solutions LLC 1
Variable interest rate	[3]	6.00%	[13],[14]	6.00%	[4],[5]			6.00%	[13],[14]
Interest Rate	[3]	11.43%	[13],[14]	10.26%	[4],[5],[7]			11.43%	[13],[14]
Par Amount	[3]	$ 17,767,000	[13],[14]	$ 1,796,000	[4],[5]
Cost	[3]	17,479,000	[13],[14]	1,728,000	[4],[5],[9]
Fair Value	[3]	$ 17,439,000	[13],[14]	$ 1,732,000	[4],[5]
Percentage of Net Assets	[3]	1.18%	[13],[14]	0.12%	[4],[5]			1.18%	[13],[14]
Investment, Identifier [Axis]: 48Forty Solutions LLC 2
Variable interest rate	[3]	6.00%	[14],[15]	5.50%	[4],[5],[16],[17]			6.00%	[14],[15]
Interest Rate	[3]	11.43%	[14],[15]	9.76%	[4],[5],[7],[16],[17]			11.43%	[14],[15]
Par Amount	[3]	$ 1,086,000	[14],[15]	$ 16,106,000	[4],[5],[16],[17]
Cost	[3]	1,049,000	[14],[15]	15,825,000	[4],[5],[9],[16],[17]
Fair Value	[3]	$ 1,036,000	[14],[15]	$ 15,283,000	[4],[5],[16],[17]
Percentage of Net Assets	[3]	0.07%	[14],[15]	1.09%	[4],[5],[16],[17]			0.07%	[14],[15]
Investment, Identifier [Axis]: 48Forty Solutions LLC 3
Variable interest rate	[3],[4],[5],[11],[12]			5.50%
Interest Rate	[3],[4],[5],[7],[11],[12]			9.76%
Cost	[3],[4],[5],[9],[11],[12]			$ (46,000)
Fair Value	[3],[4],[5],[11],[12]			$ (139,000)
Percentage of Net Assets	[3],[4],[5],[11],[12]			(0.01%)
Investment, Identifier [Axis]: ABB Concise Optical Group, LLC
Variable interest rate	[14],[18]	7.50%						7.50%
Interest Rate	[14],[18]	13.05%						13.05%
Par Amount	[14],[18]	$ 17,008,000
Cost	[14],[18]	16,671,000
Fair Value	[14],[18]	$ 15,358,000
Percentage of Net Assets	[14],[18]	1.04%						1.04%
Unused Fee Rate				0.50%
Unfunded Commitment				$ 94,000
Fair Value				$ (4,000)
Investment, Identifier [Axis]: ABB Concise Optical Group, LLC 1
Variable interest rate	[4],[5],[18],[19]			7.50%
Interest Rate	[4],[5],[7],[18],[19]			12.67%
Par Amount	[4],[5],[18],[19]			$ 17,977,000
Cost	[4],[5],[9],[18],[19]			17,578,000
Fair Value	[4],[5],[18],[19]			$ 17,165,000
Percentage of Net Assets	[4],[5],[18],[19]			1.23%
Investment, Identifier [Axis]: ABB Concise Optical Group, LLC 2
Variable interest rate	[4],[5],[11],[12],[18],[19]			6.50%
Interest Rate	[4],[5],[7],[11],[12],[18],[19]			13.99%
Par Amount	[4],[5],[11],[12],[18],[19]			$ 1,792,000
Cost	[4],[5],[9],[11],[12],[18],[19]			1,752,000
Fair Value	[4],[5],[11],[12],[18],[19]			$ 1,707,000
Percentage of Net Assets	[4],[5],[11],[12],[18],[19]			0.12%
Investment, Identifier [Axis]: AGI-CFI Holdings, Inc.
Variable interest rate	[4],[18]	5.75%		5.75%				5.75%
Interest Rate	[4],[7],[18]	11.29%		10.48%				11.29%
Par Amount	[4],[18]	$ 14,299,000		$ 14,408,000
Cost	[4],[18],[20]	14,071,000		14,140,000
Fair Value	[4],[18]	$ 14,147,000		$ 13,851,000
Percentage of Net Assets	[4],[18]	0.95%		0.99%				0.95%
Investment, Identifier [Axis]: AMCP Pet Holdings, Inc. (Brightpet)
Unused Fee Rate		0.50%
Unfunded Commitment		$ 3,646,000
Fair Value		$ (90,000)
Investment, Identifier [Axis]: AMCP Pet Holdings, Inc. (Brightpet) 1
Variable interest rate		7.00%	[3],[13],[14]	6.25%	[3],[4],[17]	6.25%	[6],[21]	7.00%	[3],[13],[14]
Interest rate, PIK	[3],[13],[14]	0.75%						0.75%
Interest Rate		13.27%	[3],[13],[14]	10.98%	[3],[4],[7],[17]	7.25%	[6],[8],[21]	13.27%	[3],[13],[14]
Par Amount		$ 41,791,000	[3],[13],[14]	$ 17,150,000	[3],[4],[17]	$ 33,825,000	[6],[21]
Cost		40,979,000	[3],[13],[14]	16,798,000	[3],[4],[9],[17]	32,969,000	[1],[6],[21]
Fair Value		$ 40,755,000	[3],[13],[14]	$ 16,795,000	[3],[4],[17]	$ 33,527,000	[6],[21]
Percentage of Net Assets		2.75%	[3],[13],[14]	1.20%	[3],[4],[17]	2.82%	[6],[21]	2.75%	[3],[13],[14]
Investment, Identifier [Axis]: AMCP Pet Holdings, Inc. (Brightpet) 2
Variable interest rate		7.00%	[3],[14],[15]	6.25%	[3],[4]	6.25%	[6],[10]	7.00%	[3],[14],[15]
Interest rate, PIK	[3],[14],[15]	0.75%						0.75%
Interest Rate		13.27%	[3],[14],[15]	10.98%	[3],[4],[7]	7.25%	[6],[8],[10]	13.27%	[3],[14],[15]
Par Amount	[3]	$ 2,189,000	[14],[15]	$ 16,333,000	[4]
Cost		2,099,000	[3],[14],[15]	15,989,000	[3],[4],[9]	$ (119,000)	[1],[6],[10]
Fair Value		$ 2,044,000	[3],[14],[15]	$ 15,995,000	[3],[4]	$ (44,000)	[6],[10]
Percentage of Net Assets		0.14%	[3],[14],[15]	1.14%	[3],[4]	0.00%	[6],[10]	0.14%	[3],[14],[15]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 5,000,000
Fair Value						$ (44,000)
Investment, Identifier [Axis]: AMCP Pet Holdings, Inc. (Brightpet) 3
Variable interest rate				6.25%	[3],[4]	6.25%	[6],[10]
Interest Rate				10.98%	[3],[4],[7]	7.25%	[6],[8],[10]
Par Amount				$ 5,833,000	[3],[4]	$ 3,938,000	[6],[10]
Cost				5,721,000	[3],[4],[9]	3,796,000	[1],[6],[10]
Fair Value				$ 5,713,000	[3],[4]	$ 3,886,000	[6],[10]
Percentage of Net Assets				0.41%	[3],[4]	0.33%	[6],[10]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 1,896,000
Fair Value						$ (17,000)
Investment, Identifier [Axis]: ARI Network Services, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 1,273,000		$ 2,121,000
Fair Value		$ (12,000)		$ (60,000)
Investment, Identifier [Axis]: ARI Network Services, Inc. 1
Variable interest rate		5.25%	[4],[13],[18]	5.50%	[4],[5],[16],[17],[18],[19]	6.50%	[6],[21]	5.25%	[4],[13],[18]
Interest Rate		10.67%	[4],[7],[13],[18]	9.92%	[4],[5],[7],[16],[17],[18],[19]	7.50%	[6],[21],[22]	10.67%	[4],[7],[13],[18]
Par Amount		$ 20,564,000	[4],[13],[18]	$ 20,723,000	[4],[5],[16],[17],[18],[19]	$ 20,931,000	[6],[21]
Cost		20,392,000	[4],[13],[18],[20]	20,465,000	[4],[5],[9],[16],[17],[18],[19]	20,563,000	[1],[6],[21]
Fair Value		$ 20,365,000	[4],[13],[18]	$ 20,134,000	[4],[5],[16],[17],[18],[19]	$ 20,767,000	[6],[21]
Percentage of Net Assets		1.37%	[4],[13],[18]	1.44%	[4],[5],[16],[17],[18],[19]	1.75%	[6],[21]	1.37%	[4],[13],[18]
Investment, Identifier [Axis]: ARI Network Services, Inc. 2
Variable interest rate		5.25%	[4],[13],[18]	5.50%	[4],[5],[16],[17],[18],[19]	6.50%	[6],[10],[21]	5.25%	[4],[13],[18]
Interest Rate		10.67%	[4],[13],[18]	9.92%	[4],[5],[7],[16],[17],[18],[19]	7.50%	[6],[10],[21],[22]	10.67%	[4],[13],[18]
Par Amount		$ 3,603,000	[4],[13],[18]	$ 3,630,000	[4],[5],[16],[17],[18],[19]	$ 3,667,000	[6],[10],[21]
Cost		3,572,000	[4],[13],[18]	3,586,000	[4],[5],[9],[16],[17],[18],[19]	3,603,000	[1],[6],[10],[21]
Fair Value		$ 3,568,000	[4],[13],[18]	$ 3,527,000	[4],[5],[16],[17],[18],[19]	$ 3,639,000	[6],[10],[21]
Percentage of Net Assets		0.24%	[4],[13],[18]	0.25%	[4],[5],[16],[17],[18],[19]	0.31%	[6],[10],[21]	0.24%	[4],[13],[18]
Investment, Identifier [Axis]: ARI Network Services, Inc. 3
Variable interest rate		5.25%	[2],[4],[18]	5.50%	[4],[5],[11],[12],[18],[19]	6.50%	[6],[10]	5.25%	[2],[4],[18]
Interest Rate		10.67%	[2],[4],[18]	9.92%	[4],[5],[7],[11],[12],[18],[19]	7.50%	[6],[10],[22]	10.67%	[2],[4],[18]
Par Amount		$ 1,757,000	[2],[4],[18]	$ 909,000	[4],[5],[11],[12],[18],[19]	$ 1,333,000	[6],[10]
Cost		1,734,000	[2],[4],[18]	873,000	[4],[5],[9],[11],[12],[18],[19]	1,281,000	[1],[6],[10]
Fair Value		$ 1,728,000	[2],[4],[18]	$ 823,000	[4],[5],[11],[12],[18],[19]	$ 1,310,000	[6],[10]
Percentage of Net Assets		0.12%	[2],[4],[18]	0.06%	[4],[5],[11],[12],[18],[19]	0.11%	[6],[10]	0.12%	[2],[4],[18]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 1,697,000
Fair Value						$ (13,000)
Investment, Identifier [Axis]: AWP Group Holdings, Inc.
Unused Fee Rate				0.50%
Unfunded Commitment				$ 104,000
Fair Value				$ (3,000)
Investment, Identifier [Axis]: AWP Group Holdings, Inc. 1
Variable interest rate		5.50%	[3],[13],[14]	4.75%	[5],[16]	4.75%	[6],[21]	5.50%	[3],[13],[14]
Interest Rate		10.99%	[3],[13],[14]	9.38%	[5],[16]	5.75%	[6],[21],[22]	10.99%	[3],[13],[14]
Par Amount		$ 6,168,000	[3],[13],[14]	$ 1,021,000	[5],[16]	$ 899,000	[6],[21]
Cost		5,927,000	[3],[13],[14]	1,010,000	[5],[16]	888,000	[1],[6],[21]
Fair Value		$ 5,928,000	[3],[13],[14]	$ 991,000	[5],[16]	$ 899,000	[6],[21]
Percentage of Net Assets		0.40%	[3],[13],[14]	0.07%	[5],[16]	0.08%	[6],[21]	0.40%	[3],[13],[14]
Unused Fee Rate		1.00%				1.00%
Unfunded Commitment		$ 1,579,000				$ 132,000
Fair Value		$ (16,000)
Investment, Identifier [Axis]: AWP Group Holdings, Inc. 2
Variable interest rate		5.50%	[3],[14],[15]	4.75%	[5]	4.75%	[6],[10]	5.50%	[3],[14],[15]
Interest Rate		10.99%	[3],[14],[15]	9.41%	[5]	5.75%	[6],[10],[22]	10.99%	[3],[14],[15]
Par Amount		$ 79,000	[3],[14],[15]	$ 131,000	[5]	$ 132,000	[6],[10]
Cost		62,000	[3],[14],[15]	130,000	[5]	129,000	[1],[6],[10]
Fair Value		$ 62,000	[3],[14],[15]	$ 127,000	[5]	$ 132,000	[6],[10]
Percentage of Net Assets				0.01%	[5]	0.01%	[6],[10]
Unused Fee Rate		0.50%				0.50%
Unfunded Commitment		$ 470,000				$ 114,000
Fair Value		$ (8,000)
Investment, Identifier [Axis]: AWP Group Holdings, Inc. 3
Variable interest rate		5.50%	[3],[14],[15]	4.75%	[5],[11],[15]	4.75%	[6],[10]	5.50%	[3],[14],[15]
Interest Rate		10.99%	[3],[14],[15]	9.41%	[5],[11],[15]	5.75%	[6],[10],[22]	10.99%	[3],[14],[15]
Par Amount		$ 320,000	[3],[14],[15]	$ 54,000	[5],[11],[15]	$ 43,000	[6],[10]
Cost		306,000	[3],[14],[15]	52,000	[5],[11],[15]	41,000	[1],[6],[10]
Fair Value		$ 306,000	[3],[14],[15]	$ 49,000	[5],[11],[15]	$ 43,000	[6],[10]
Percentage of Net Assets		0.02%	[3],[14],[15]	0.00%	[5],[11]	0.00%	[6],[10]	0.02%	[3],[14],[15]
Investment, Identifier [Axis]: Abacus Data Holdings, Inc. (AbacusNext)
Par Amount		$ 29,441,000	[14],[23]	$ 29,441,000	[4],[24]
Par Amount, Shares (in shares) | shares				29,441	[5],[25]	29,441,000
Cost		2,944,000	[14],[20],[23]	$ 2,944,000	[1],[4],[5],[24],[25]	$ 2,944,000
Fair Value		$ 2,733,000	[14],[23]	$ 2,193,000	[4],[5],[24],[25]	$ 2,714,000
Percentage of Net Assets		0.18%	[14],[23]	0.16%	[4],[5],[24],[25]	0.23%		0.18%	[14],[23]
Unused Fee Rate				0.50%		1.00%
Unfunded Commitment				$ 700,000		$ 3,500,000
Fair Value				$ (5,000)
Investment, Identifier [Axis]: Abacus Data Holdings, Inc. (AbacusNext) 1
Variable interest rate		6.25%	[3],[13],[14]	6.25%	[3],[5],[13],[14],[16]	6.25%	[6],[21]	6.25%	[3],[13],[14]
Interest Rate		11.72%	[3],[13],[14]	9.99%	[3],[5],[13],[14],[16],[22]	7.25%	[6],[21],[22]	11.72%	[3],[13],[14]
Par Amount		$ 18,475,000	[3],[13],[14]	$ 18,617,000	[3],[13],[14]	$ 18,806,000	[6],[21]
Par Amount, Shares (in shares) | shares	[5],[16]			18,617
Cost		18,210,000	[3],[13],[14]	$ 18,303,000	[1],[3],[5],[13],[14],[16]	18,428,000	[1],[6],[21]
Fair Value		$ 18,475,000	[3],[13],[14]	$ 18,479,000	[3],[5],[13],[14],[16]	$ 18,806,000	[6],[21]
Percentage of Net Assets		1.25%	[3],[13],[14]	1.32%	[3],[5],[13],[14],[16]	1.58%	[6],[21]	1.25%	[3],[13],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 1,190,000
Investment, Identifier [Axis]: Abacus Data Holdings, Inc. (AbacusNext) 2
Variable interest rate		6.25%	[3],[14]	6.25%	[3],[5],[14]	6.25%	[6],[10]	6.25%	[3],[14]
Interest Rate		11.72%	[3],[14]	9.99%	[3],[5],[14],[22]	7.25%	[6],[10],[22]	11.72%	[3],[14]
Par Amount	[3],[14]	$ 1,935,000		$ 1,950,000
Par Amount, Shares (in shares) | shares	[5]			1,950
Cost		1,923,000	[3],[14]	$ 1,935,000	[1],[3],[5],[14]	$ (34,000)	[1],[6],[10]
Fair Value	[3],[14]	$ 1,935,000		$ 1,936,000	[5]
Percentage of Net Assets		0.13%	[3],[14]	0.14%	[3],[5],[14]	0.00%	[6],[10]	0.13%	[3],[14]
Investment, Identifier [Axis]: Abacus Data Holdings, Inc. (AbacusNext) 3
Variable interest rate		6.25%	[3],[14]	6.25%	[3],[5],[11],[14],[15]	6.25%	[6],[10]	6.25%	[3],[14]
Interest Rate		11.72%	[3],[14]	9.99%	[3],[5],[11],[14],[15],[22]	7.25%	[6],[10],[22]	11.72%	[3],[14]
Par Amount		$ 1,400,000	[3],[14]	$ 700,000	[3],[14],[15]	$ 210,000	[6],[10]
Par Amount, Shares (in shares) | shares	[5],[11]			700
Cost		1,381,000	[3],[14]	$ 677,000	[1],[3],[5],[11],[14],[15]	181,000	[1],[6],[10]
Fair Value		$ 1,400,000	[3],[14]	$ 690,000	[3],[5],[11],[14],[15]	$ 210,000	[6],[10]
Percentage of Net Assets		0.09%	[3],[14]	0.05%	[3],[5],[11],[14],[15]	0.02%	[6],[10]	0.09%	[3],[14]
Investment, Identifier [Axis]: Abracon Group Holdings, LLC
Unused Fee Rate		1.00%
Unfunded Commitment		$ 441,000
Fair Value		$ (59,000)
Investment, Identifier [Axis]: Abracon Group Holdings, LLC 1
Variable interest rate	[18]	5.75%	[14]	5.75%	[4]			5.75%	[14]
Interest Rate	[18]	11.21%	[14]	10.48%	[4],[7]			11.21%	[14]
Par Amount	[18]	$ 5,787,000	[14]	$ 5,534,000	[4]
Cost	[18]	5,693,000	[14]	5,431,000	[4],[9]
Fair Value	[18]	$ 5,012,000	[14]	$ 5,249,000	[4]
Percentage of Net Assets	[18]	0.34%	[14]	0.38%	[4]			0.34%	[14]
Unused Fee Rate				1.00%
Unfunded Commitment				$ 1,003,000
Fair Value				$ (52,000)
Investment, Identifier [Axis]: Abracon Group Holdings, LLC 2
Variable interest rate	[18]	5.75%	[14],[15]	5.75%	[4],[12]			5.75%	[14],[15]
Interest Rate	[18]	11.21%	[14],[15]	10.48%	[4],[7],[12]			11.21%	[14],[15]
Par Amount	[14],[15],[18]	$ 265,000
Cost	[18]	253,000	[14],[15]	$ (9,000)	[4],[9],[12]
Fair Value	[18]	$ 170,000	[14],[15]	$ (51,000)	[4],[12]
Percentage of Net Assets		0.01%	[14],[15],[18]	0.00%				0.01%	[14],[15],[18]
Unused Fee Rate				0.50%
Unfunded Commitment				$ 401,000
Fair Value				$ (21,000)
Investment, Identifier [Axis]: Abracon Group Holdings, LLC 3
Variable interest rate	[18]	5.75%	[14]	5.75%	[4],[12]			5.75%	[14]
Interest Rate	[18]	11.21%	[14]	10.48%	[4],[7],[12]			11.21%	[14]
Par Amount	[14],[18]	$ 401,000
Cost	[18]	395,000	[14]	$ (7,000)	[4],[9],[12]
Fair Value	[18]	$ 347,000	[14]	$ (21,000)	[4],[12]
Percentage of Net Assets		0.02%	[14],[18]	0.00%				0.02%	[14],[18]
Investment, Identifier [Axis]: Advarra Holdings, Inc.
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 41,000		$ 41,000
Fair Value		$ (1,000)		$ (2,000)
Investment, Identifier [Axis]: Advarra Holdings, Inc. 1
Variable interest rate		5.25%	[14],[26]	5.75%				5.25%	[14],[26]
Interest Rate		10.57%	[14],[26]	10.15%				10.57%	[14],[26]
Par Amount		$ 455,000	[14],[26]	$ 459,000
Cost		448,000	[14],[26]	451,000
Fair Value		$ 446,000	[14],[26]	$ 434,000
Percentage of Net Assets		0.03%	[14],[26]	0.03%				0.03%	[14],[26]
Investment, Identifier [Axis]: Advarra Holdings, Inc. 2
Variable interest rate	[15]	5.25%	[14],[26]	5.75%				5.25%	[14],[26]
Interest Rate	[15]	10.57%	[14],[26]	10.15%				10.57%	[14],[26]
Fair Value	[15]	$ (1,000)	[14],[26]	$ (2,000)
Percentage of Net Assets				0.00%
Investment, Identifier [Axis]: Alert Media, Inc.
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 3,043,000		$ 1,750,000		$ 1,750,000
Fair Value		$ (62,000)		$ (58,000)		$ (43,000)
Investment, Identifier [Axis]: Alert Media, Inc. 1
Variable interest rate		7.75%	[3],[13],[14]	5.00%	[3],[4],[5],[13],[16]	5.00%	[6],[21]	7.75%	[3],[13],[14]
Interest rate, PIK	[3],[13],[14]	6.75%						6.75%
Interest Rate		11.56%	[3],[13],[14],[27]	9.26%	[3],[4],[5],[13],[16]	6.00%	[6],[21]	11.56%	[3],[13],[14],[27]
Par Amount		$ 19,127,000	[3],[13],[14]	$ 14,000,000	[3],[4],[5],[13],[16]	$ 14,000,000	[6],[21]
Cost		18,877,000	[3],[13],[14],[20]	13,842,000	[3],[4],[5],[13],[16],[20]	13,811,000	[6],[21]
Fair Value		$ 18,775,000	[3],[13],[14]	$ 13,534,000	[3],[4],[5],[13],[16]	$ 13,657,000	[6],[21]
Percentage of Net Assets		1.27%	[3],[13],[14]	0.97%	[3],[4],[5],[13],[16]	1.15%	[6],[21]	1.27%	[3],[13],[14]
Investment, Identifier [Axis]: Alert Media, Inc. 2
Variable interest rate		7.75%	[3],[14],[15]	5.00%	[3],[4],[5],[11],[12]	5.00%	[6],[10]	7.75%	[3],[14],[15]
Interest rate, PIK	[3],[14],[15]	6.75%						6.75%
Interest Rate		11.56%	[3],[14],[15],[27]	9.26%	[3],[4],[5],[11],[12]	6.00%	[6],[10]	11.56%	[3],[14],[15],[27]
Cost		$ (41,000)	[3],[14],[15],[20]	$ (17,000)	[3],[4],[5],[11],[12],[20]	$ (22,000)	[6],[10]
Fair Value		(62,000)	[3],[14],[15]	$ (58,000)	[3],[4],[5],[11],[12]	$ (43,000)	[6],[10]
Percentage of Net Assets				0.00%	[5],[11]	0.00%	[6],[10]
Investment, Identifier [Axis]: Amerilife Holdings, LLC
Par Amount		908,000	[14],[23]	$ 873,000	[17],[24]
Par Amount, Shares (in shares) | shares	[5],[25]			873
Cost		25,000	[14],[20],[23]	$ 24,000	[1],[5],[17],[24],[25]
Fair Value		$ 33,000	[14],[23]	$ 24,000	[5],[17],[24],[25]
Percentage of Net Assets	[17],[24]			0.00%
Investment, Identifier [Axis]: Amerilife Holdings, LLC 1
Variable interest rate		5.75%	[14],[18]	5.75%	[5],[19]			5.75%	[14],[18]
Interest Rate		11.08%	[14],[18]	9.58%	[5],[19],[22]			11.08%	[14],[18]
Par Amount		$ 2,029,000	[14],[18]	$ 2,044,000	[5],[19]
Cost		1,993,000	[14],[18]	2,005,000	[1],[5],[19]
Fair Value		$ 1,972,000	[14],[18]	$ 2,005,000	[5],[19]
Percentage of Net Assets		0.13%	[14],[18]	0.14%	[5],[19]			0.13%	[14],[18]
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 292,000		$ 292,000
Fair Value		$ (8,000)		$ (5,000)
Investment, Identifier [Axis]: Amerilife Holdings, LLC 2
Variable interest rate	[15]	5.75%	[14],[18]	5.75%	[5],[11],[19]			5.75%	[14],[18]
Interest Rate	[15]	11.08%	[14],[18]	10.15%	[5],[11],[19],[22]			11.08%	[14],[18]
Par Amount	[15]	$ 579,000	[14],[18]	$ 583,000	[5],[11],[19]
Cost	[15]	566,000	[14],[18]	569,000	[1],[5],[11],[19]
Fair Value	[15]	$ 554,000	[14],[18]	$ 569,000	[5],[11],[19]
Percentage of Net Assets	[15]	0.04%	[14],[18]	0.04%	[5],[11],[19]			0.04%	[14],[18]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 364,000		$ 437,000
Fair Value		$ (10,000)		$ (8,000)
Investment, Identifier [Axis]: Amerilife Holdings, LLC 3
Variable interest rate	[15]	5.75%	[14],[18]	5.75%	[5],[11],[19]			5.75%	[14],[18]
Interest Rate	[15]	11.08%	[14],[18]	10.15%	[5],[11],[19],[22]			11.08%	[14],[18]
Par Amount	[14],[15],[18]	$ 73,000
Cost	[15]	66,000	[14],[18]	$ (8,000)	[1],[5],[11],[19]
Fair Value	[15]	$ 61,000	[14],[18]	$ (8,000)	[5],[11],[19]
Percentage of Net Assets	[5],[11],[19]			0.00%
Investment, Identifier [Axis]: Anaplan, Inc.
Variable interest rate	[18]	6.50%	[14]	6.50%	[4],[5],[19]			6.50%	[14]
Interest Rate	[18]	11.82%	[14],[27]	10.82%	[4],[5],[19]			11.82%	[14],[27]
Par Amount	[18]	$ 24,000,000	[14]	$ 24,000,000	[4],[5],[19]
Cost	[18],[20]	23,584,000	[14]	23,546,000	[4],[5],[19]
Fair Value	[18]	$ 24,000,000	[14]	$ 23,578,000	[4],[5],[19]
Percentage of Net Assets	[18]	1.62%	[14]	1.69%	[4],[5],[19]			1.62%	[14]
Investment, Identifier [Axis]: Answer Acquisition, LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 400,000		$ 833,000
Fair Value		$ (7,000)		$ (35,000)
Investment, Identifier [Axis]: Answer Acquisition, LLC 1
Variable interest rate		5.75%	[3],[14]	5.50%	[5]	6.00%	[6]	5.75%	[3],[14]
Interest Rate		11.29%	[3],[14]	10.23%	[5]	7.00%	[6],[22]	11.29%	[3],[14]
Par Amount		$ 10,638,000	[3],[14]	$ 10,719,000	[5]	$ 10,827,000	[6]
Cost		10,489,000	[3],[14]	10,541,000	[5]	10,611,000	[1],[6]
Fair Value		$ 10,450,000	[3],[14]	$ 10,265,000	[5]	$ 10,611,000	[6]
Percentage of Net Assets		0.71%	[3],[14]	0.73%	[5]	0.89%	[6]	0.71%	[3],[14]
Investment, Identifier [Axis]: Answer Acquisition, LLC 2
Variable interest rate		5.75%	[3],[14],[15]	5.50%	[5],[11],[15]	6.00%	[6],[10]	5.75%	[3],[14],[15]
Interest Rate		11.29%	[3],[14],[15]	10.23%	[5],[11],[15]	7.00%	[6],[10],[22]	11.29%	[3],[14],[15]
Par Amount	[3],[14],[15]	$ 433,000
Cost		422,000	[3],[14],[15]	$ (13,000)	[5],[11],[15]	$ (16,000)	[1],[6],[10]
Fair Value		$ 418,000	[3],[14],[15]	$ (35,000)	[5],[11],[15]	$ (16,000)	[6],[10]
Percentage of Net Assets		0.03%	[3],[14],[15]	0.00%	[5],[11]	0.00%	[6],[10]	0.03%	[3],[14],[15]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 833,000
Fair Value						$ (17,000)
Investment, Identifier [Axis]: Apex Service Partners, LLC 1
Variable interest rate	[3],[14]	5.50%						5.50%
Interest Rate	[3],[14]	10.90%						10.90%
Par Amount	[3],[14]	$ 8,251,000
Cost	[3],[14]	7,884,000
Fair Value	[3],[14]	$ 7,899,000
Percentage of Net Assets	[3],[14]	0.53%						0.53%
Investment, Identifier [Axis]: Apex Service Partners, LLC 2
Variable interest rate	[3],[14]	5.50%						5.50%
Interest Rate	[3],[14]	10.90%						10.90%
Par Amount	[3],[14]	$ 8,251,000
Cost	[3],[14]	7,873,000
Fair Value	[3],[14]	$ 7,899,000
Percentage of Net Assets	[3],[14]	0.53%						0.53%
Investment, Identifier [Axis]: Appfire Technologies, LLC 1
Variable interest rate		5.50%	[3],[14]	5.50%	[3],[4],[5]	5.50%	[6]	5.50%	[3],[14]
Interest Rate		11.02%	[3],[14],[27]	9.92%	[3],[4],[5]	6.50%	[6]	11.02%	[3],[14],[27]
Par Amount		$ 18,332,000	[3],[14]	$ 14,617,000	[3],[4],[5]	$ 4,663,000	[6]
Cost		18,238,000	[3],[14],[20]	14,549,000	[3],[4],[5],[20]	4,643,000	[6]
Fair Value		$ 17,942,000	[3],[14]	$ 14,063,000	[3],[4],[5]	$ 4,663,000	[6]
Percentage of Net Assets		1.21%	[3],[14]	1.01%	[3],[4],[5]	0.39%	[6]	1.21%	[3],[14]
Unused Fee Rate		1.00%		0.50%
Unfunded Commitment		$ 1,154,000		$ 1,674,000
Fair Value		$ (25,000)		$ (63,000)
Investment, Identifier [Axis]: Appfire Technologies, LLC 2
Variable interest rate		5.50%	[3],[14],[15]	5.50%	[3],[4],[5],[11],[12]	5.50%	[6],[10]	5.50%	[3],[14],[15]
Interest Rate		11.02%	[3],[14],[15],[27]	9.92%	[3],[4],[5],[11],[12]	6.50%	[6],[10]	11.02%	[3],[14],[15],[27]
Par Amount	[3]	$ 311,000	[14],[15]	$ 3,696,000	[4],[5],[11],[12]
Cost		302,000	[3],[14],[15],[20]	3,653,000	[3],[4],[5],[11],[12],[20]	$ (59,000)	[6],[10]
Fair Value	[3]	$ 280,000	[14],[15]	$ 3,491,000	[4],[5],[11],[12]
Percentage of Net Assets		0.02%	[3],[14],[15]	0.25%	[3],[4],[5],[11],[12]	0.00%	[6],[10]	0.02%	[3],[14],[15]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 167,000		$ 157,000
Fair Value		$ (4,000)		$ (6,000)
Investment, Identifier [Axis]: Appfire Technologies, LLC 3
Variable interest rate	[3]	5.50%	[14],[15]	5.50%	[2],[4],[5],[11]			5.50%	[14],[15]
Interest Rate	[3]	11.02%	[14],[15],[27]	9.92%	[2],[4],[5],[11]			11.02%	[14],[15],[27]
Par Amount	[2],[3],[4],[5],[11]			$ 10,000
Cost	[3],[20]	$ (2,000)	[14],[15]	7,000	[2],[4],[5],[11]
Fair Value	[3]	$ (3,000)	[14],[15]	$ 3,000	[2],[4],[5],[11]
Percentage of Net Assets	[5],[11]			0.00%
Unused Fee Rate						0.50%
Unfunded Commitment						$ 13,525,000
Investment, Identifier [Axis]: Applitools, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 433,000		$ 433,000
Fair Value		$ (13,000)		$ (7,000)
Investment, Identifier [Axis]: Applitools, Inc. 1
Variable interest rate	[18]	6.25%	[14],[28]	6.25%	[4],[29],[30]			6.25%	[14],[28]
Interest Rate	[18]	11.35%	[14],[28]	10.57%	[4],[7],[29],[30]			11.35%	[14],[28]
Par Amount	[18]	$ 3,481,000	[14],[28]	$ 3,200,000	[4],[29],[30]
Cost	[18]	3,437,000	[14],[28]	3,143,000	[4],[9],[29],[30]
Fair Value	[18]	$ 3,377,000	[14],[28]	$ 3,145,000	[4],[29],[30]
Percentage of Net Assets	[18]	0.23%	[14],[28]	0.23%	[4],[29],[30]			0.23%	[14],[28]
Investment, Identifier [Axis]: Applitools, Inc. 2
Variable interest rate	[18]	6.25%	[14],[15],[28]	6.25%	[4],[12],[29],[30]			6.25%	[14],[15],[28]
Interest Rate	[18]	11.35%	[14],[15],[28]	10.57%	[4],[7],[12],[29],[30]			11.35%	[14],[15],[28]
Cost	[18]	$ (7,000)	[14],[15],[28]	$ (8,000)	[4],[9],[12],[29],[30]
Fair Value	[18]	$ (13,000)	[14],[15],[28]	$ (7,000)	[4],[12],[29],[30]
Percentage of Net Assets	[29]			0.00%
Investment, Identifier [Axis]: Aptean, Inc.
Variable interest rate		7.00%	[18]	7.00%	[18],[19]	7.00%	[6],[19]	7.00%	[18]
Interest Rate		12.42%	[18],[27]	11.74%	[18],[19],[22]	7.75%	[6],[8],[19]	12.42%	[18],[27]
Par Amount		$ 5,950,000	[18]	$ 5,950,000	[18],[19]	$ 5,950,000	[6],[19]
Cost		5,950,000	[18],[20]	5,950,000	[1],[18],[19]	5,950,000	[1],[6],[19]
Fair Value		$ 5,533,000	[18]	$ 5,459,000	[18],[19]	$ 5,950,000	[6],[19]
Percentage of Net Assets		0.37%	[18]	0.39%	[18],[19]	0.50%	[6],[19]	0.37%	[18]
Investment, Identifier [Axis]: Assembly Intermediate, LLC 1
Variable interest rate		6.00%	[3],[14]	6.50%	[3],[4],[5]	7.00%	[6]	6.00%	[3],[14]
Interest Rate		11.49%	[3],[14]	11.23%	[3],[4],[5],[7]	8.00%	[6]	11.49%	[3],[14]
Par Amount		$ 20,741,000	[3],[14]	$ 20,741,000	[3],[4],[5]	$ 20,741,000	[6]
Cost		20,436,000	[3],[14]	20,393,000	[3],[4],[5],[9]	20,337,000	[6]
Fair Value		$ 20,216,000	[3],[14]	$ 19,944,000	[3],[4],[5]	$ 20,337,000	[6]
Percentage of Net Assets		1.36%	[3],[14]	1.43%	[3],[4],[5]	1.71%	[6]	1.36%	[3],[14]
Unused Fee Rate		1.00%		1.00%		1.00%
Unfunded Commitment		$ 2,281,000		$ 2,281,000		$ 3,941,000
Fair Value		$ (58,000)		$ (88,000)		$ (47,000)
Investment, Identifier [Axis]: Assembly Intermediate, LLC 2
Variable interest rate		6.00%	[3],[14],[15]	6.50%	[3],[4],[5],[11],[12]	7.00%	[6],[10]	6.00%	[3],[14],[15]
Interest Rate		11.49%	[3],[14],[15]	11.23%	[3],[4],[5],[7],[11],[12]	8.00%	[6],[10]	11.49%	[3],[14],[15]
Par Amount		$ 2,904,000	[3],[14],[15]	$ 2,904,000	[3],[4],[5],[11],[12]	$ 1,244,000	[6],[10]
Cost		2,846,000	[3],[14],[15]	2,836,000	[3],[4],[5],[9],[11],[12]	1,182,000	[6],[10]
Fair Value		$ 2,772,000	[3],[14],[15]	$ 2,705,000	[3],[4],[5],[11],[12]	$ 1,182,000	[6],[10]
Percentage of Net Assets		0.19%	[3],[14],[15]	0.19%	[3],[4],[5],[11],[12]	0.10%	[6],[10]	0.19%	[3],[14],[15]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 2,074,000		$ 1,244,000		$ 2,074,000
Fair Value		$ (52,000)		$ (48,000)		$ (40,000)
Investment, Identifier [Axis]: Assembly Intermediate, LLC 3
Variable interest rate		6.00%	[3],[14],[15]	6.50%	[3],[4],[5],[11],[12]	7.00%	[6],[10]	6.00%	[3],[14],[15]
Interest Rate		11.49%	[3],[14],[15]	11.23%	[3],[4],[5],[7],[11],[12]	8.00%	[6],[10]	11.49%	[3],[14],[15]
Par Amount	[3],[4],[5],[11],[12]			$ 830,000
Cost		$ (28,000)	[3],[14],[15]	796,000	[3],[4],[5],[9],[11],[12]	$ (40,000)	[6],[10]
Fair Value		$ (52,000)	[3],[14],[15]	$ 750,000	[3],[4],[5],[11],[12]	$ (40,000)	[6],[10]
Percentage of Net Assets				0.05%	[3],[4],[5],[11],[12]	0.00%	[6],[10]
Investment, Identifier [Axis]: Associations, Inc. 1
Variable interest rate		6.50%	[3],[13],[14]	6.50%	[3],[5],[13],[14],[16]	4.00%	[6],[21]	6.50%	[3],[13],[14]
Interest rate, PIK		2.50%	[3],[13],[14]	2.50%	[3],[5],[13],[14],[16]	2.50%	[6],[21]	2.50%	[3],[13],[14]
Interest Rate		12.03%	[3],[13],[14]	10.36%	[3],[5],[13],[14],[16],[22]	7.50%	[6],[21]	12.03%	[3],[13],[14]
Par Amount		$ 16,570,000	[3],[13],[14]	$ 30,525,000	[3],[13],[14]	$ 15,853,000	[6],[21]
Par Amount, Shares (in shares) | shares	[5],[16]			30,525
Cost		16,464,000	[3],[13],[14]	$ 30,293,000	[1],[3],[5],[13],[14],[16]	15,706,000	[6],[21]
Fair Value		$ 16,321,000	[3],[13],[14]	$ 29,139,000	[3],[5],[13],[14],[16]	$ 15,853,000	[6],[21]
Percentage of Net Assets		1.10%	[3],[13],[14]	2.09%	[3],[5],[13],[14],[16]	1.33%	[6],[21]	1.10%	[3],[13],[14]
Unused Fee Rate		1.00%		1.00%		0.50%
Unfunded Commitment		$ 1,582,000		$ 6,694,000		$ 1,860,000
Fair Value		$ (24,000)		$ (304,000)
Investment, Identifier [Axis]: Associations, Inc. 2
Variable interest rate		6.50%	[3],[14],[15]	6.50%	[3],[5],[11],[14],[15]	4.00%	[6],[10]	6.50%	[3],[14],[15]
Interest rate, PIK		2.50%	[3],[14],[15]	2.50%	[3],[5],[11],[14],[15]	2.50%	[6],[10]	2.50%	[3],[14],[15]
Interest Rate		12.03%	[3],[14],[15]	10.36%	[3],[5],[11],[14],[15],[22]	7.50%	[6],[10]	12.03%	[3],[14],[15]
Par Amount		$ 20,216,000	[3],[14],[15]	$ 546,000	[3],[14],[15]	$ 2,723,000	[6],[10]
Par Amount, Shares (in shares) | shares	[5],[11]			546
Cost		20,068,000	[3],[14],[15]	$ 481,000	[1],[3],[5],[11],[14],[15]	2,698,000	[6],[10]
Fair Value		$ 19,889,000	[3],[14],[15]	$ 218,000	[3],[5],[11],[14],[15]	$ 2,723,000	[6],[10]
Percentage of Net Assets		1.34%	[3],[14],[15]	0.02%	[3],[5],[11],[14],[15]	0.23%	[6],[10]	1.34%	[3],[14],[15]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 1,860,000		$ 1,860,000
Fair Value		$ (28,000)		$ (84,000)
Investment, Identifier [Axis]: Associations, Inc. 3
Variable interest rate		6.50%	[3],[14],[15]	6.50%	[3],[5],[11],[14],[15]	6.50%	[6],[10]	6.50%	[3],[14],[15]
Interest rate, PIK	[3],[14],[15]	2.50%		2.50%	[5],[11]			2.50%
Interest Rate		12.03%	[3],[14],[15]	10.36%	[3],[5],[11],[14],[15],[22]	7.50%	[6],[10]	12.03%	[3],[14],[15]
Par Amount	[6],[10]					$ 11,187,000
Par Amount, Shares (in shares) | shares	[5],[11]			0
Cost		$ (12,000)	[3],[14],[15]	$ (14,000)	[1],[3],[5],[11],[14],[15]	11,083,000	[6],[10]
Fair Value		$ (28,000)	[3],[14],[15]	$ (84,000)	[3],[5],[11],[14],[15]	$ 11,187,000	[6],[10]
Percentage of Net Assets				(0.01%)	[3],[5],[11],[14],[15]	0.94%	[6],[10]
Investment, Identifier [Axis]: Associations, Inc. 4
Variable interest rate	[6],[10]					6.50%
Interest Rate	[6],[10]					7.50%
Cost	[6],[10]					$ (17,000)
Percentage of Net Assets	[6],[10]					0.00%
Investment, Identifier [Axis]: Atlas Purchaser, Inc.
Variable interest rate				5.25%		5.25%
Interest Rate				9.81%		6.00%
Par Amount				$ 8,922,000		$ 17,413,000
Cost				8,778,000		17,090,000
Fair Value				$ 6,225,000		$ 17,064,000
Percentage of Net Assets				0.45%		1.44%
Investment, Identifier [Axis]: Atlas Us Finco, Inc.
Variable interest rate	[13],[18]	5.25%						5.25%
Interest Rate	[13],[18]	10.88%						10.88%
Par Amount	[13],[18]	$ 8,854,000
Cost	[13],[18]	8,727,000
Fair Value	[13],[18]	$ 6,238,000
Percentage of Net Assets	[13],[18]	0.42%						0.42%
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 186,000		$ 186,000
Fair Value		$ (2,000)		$ (6,000)
Investment, Identifier [Axis]: Atlas Us Finco, Inc. 1
Variable interest rate	[3],[4]	7.25%	[28]	7.25%	[5],[30]			7.25%	[28]
Interest Rate	[3],[4]	12.58%	[28]	11.48%	[5],[7],[30]			12.58%	[28]
Par Amount	[3],[4]	$ 2,009,000	[28]	$ 2,009,000	[5],[30]
Cost	[3],[4]	1,953,000	[28]	1,949,000	[5],[9],[30]
Fair Value	[3],[4]	$ 1,988,000	[28]	$ 1,949,000	[5],[30]
Percentage of Net Assets	[3],[4]	0.13%	[28]	0.14%	[5],[30]			0.13%	[28]
Investment, Identifier [Axis]: Atlas Us Finco, Inc. 2
Variable interest rate	[3],[4]	7.25%	[2],[28]	7.25%	[5],[11],[12],[30]			7.25%	[2],[28]
Interest Rate	[3],[4]	12.58%	[2],[28]	11.48%	[5],[7],[11],[12],[30]			12.58%	[2],[28]
Cost	[3],[4]	$ (5,000)	[2],[28]	$ (6,000)	[5],[9],[11],[12],[30]
Fair Value	[3],[4]	$ (2,000)	[2],[28]	$ (6,000)	[5],[11],[12],[30]
Percentage of Net Assets	[5],[11]			0.00%
Investment, Identifier [Axis]: Avalara, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 1,130,000		$ 1,071,000
Fair Value				$ (26,000)
Investment, Identifier [Axis]: Avalara, Inc. 1
Variable interest rate	[18]	7.25%	[14]	7.25%	[4],[5],[19]			7.25%	[14]
Interest Rate	[18]	12.64%	[14]	11.83%	[4],[5],[7],[19]			12.64%	[14]
Par Amount	[18]	$ 11,302,000	[14]	$ 10,712,000	[4],[5],[19]
Cost	[18]	11,061,000	[14]	10,451,000	[4],[5],[9],[19]
Fair Value	[18]	$ 11,302,000	[14]	$ 10,451,000	[4],[5],[19]
Percentage of Net Assets	[18]	0.76%	[14]	0.75%	[4],[5],[19]			0.76%	[14]
Investment, Identifier [Axis]: Avalara, Inc. 2
Variable interest rate	[18]	7.25%	[14],[15]	7.25%	[4],[5],[11],[12],[19]			7.25%	[14],[15]
Interest Rate	[18]	12.64%	[14],[15]	11.83%	[4],[5],[7],[11],[12],[19]			12.64%	[14],[15]
Cost	[18]	$ (23,000)	[14],[15]	$ (26,000)	[4],[5],[9],[11],[12],[19]
Fair Value	[4],[5],[11],[12],[18],[19]			$ (26,000)
Percentage of Net Assets	[5],[11],[19]			0.00%
Investment, Identifier [Axis]: BP Purchaser, LLC
Variable interest rate		5.50%	[14],[18]	5.50%	[4],[5],[18],[19]	5.50%		5.50%	[14],[18]
Interest Rate		11.17%	[14],[18]	10.24%	[4],[5],[7],[18],[19]	6.25%	[8]	11.17%	[14],[18]
Par Amount		$ 17,205,000	[14],[18]	$ 17,336,000	[4],[5],[18],[19]	$ 17,467,000
Cost		16,931,000	[14],[18]	17,031,000	[4],[5],[9],[18],[19]	17,120,000	[1]
Fair Value		$ 16,645,000	[14],[18]	$ 16,185,000	[4],[5],[18],[19]	$ 17,120,000
Percentage of Net Assets		1.12%	[14],[18]	1.16%	[4],[5],[18],[19]	0.10%		1.12%	[14],[18]
Investment, Identifier [Axis]: BP Purchaser, LLC 2
Par Amount	[4],[24]			$ 1,233,333,000
Par Amount, Shares (in shares) | shares	[5],[25]			1,233,333
Cost	[1],[4],[5],[24],[25]			$ 1,233,000
Fair Value	[4],[5],[24],[25]			$ 1,468,000
Percentage of Net Assets	[4],[5],[24],[25]			0.11%
Investment, Identifier [Axis]: BP Purchaser, LLC, Common Equity
Par Amount	[14],[23]	$ 1,383,156,000
Par Amount, Shares (in shares) | shares						1,233,333,000
Cost		1,378,000	[14],[20],[23]			$ 1,233,000
Fair Value		$ 1,529,000	[14],[23]			$ 1,233,000
Percentage of Net Assets		0.10%	[14],[23]			0.10%		0.10%	[14],[23]
Investment, Identifier [Axis]: BPG Holdings IV Corp.
Variable interest rate	[4],[18]	6.00%		6.00%	[5],[19]			6.00%
Interest Rate	[4],[18]	11.39%		10.54%	[5],[7],[19]			11.39%
Par Amount	[4],[18]	$ 11,676,000		$ 11,765,000	[5],[19]
Cost	[4],[18]	10,979,000		11,001,000	[5],[9],[19]
Fair Value	[4],[18]	$ 11,355,000		$ 11,001,000	[5],[19]
Percentage of Net Assets	[4],[18]	0.77%		0.79%	[5],[19]			0.77%
Investment, Identifier [Axis]: Bearcat Buyer, Inc.
Unused Fee Rate						1.00%
Unfunded Commitment						$ 513,000
Investment, Identifier [Axis]: Bearcat Buyer, Inc. 1
Variable interest rate	[6],[21]					4.75%
Interest Rate	[6],[8],[21]					5.75%
Par Amount	[6],[21]					$ 6,843,000
Cost	[1],[6],[21]					6,700,000
Fair Value	[6],[21]					$ 6,843,000
Percentage of Net Assets	[6],[21]					0.58%
Investment, Identifier [Axis]: Bearcat Buyer, Inc. 2
Variable interest rate	[6],[10],[21]					4.75%
Interest Rate	[6],[8],[10],[21]					5.75%
Par Amount	[6],[10],[21]					$ 6,262,000
Cost	[1],[6],[10],[21]					6,122,000
Fair Value	[6],[10],[21]					$ 6,262,000
Percentage of Net Assets	[6],[10],[21]					0.53%
Investment, Identifier [Axis]: Bottomline Technologies, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 267,000		$ 267,000
Fair Value		$ (1,000)		$ (10,000)
Investment, Identifier [Axis]: Bottomline Technologies, Inc. 1
Variable interest rate		5.25%	[3],[14]	5.50%	[4],[5],[18],[19]			5.25%	[3],[14]
Interest Rate		10.57%	[3],[14],[27]	9.83%	[4],[5],[18],[19]			10.57%	[3],[14],[27]
Par Amount		$ 3,168,000	[3],[14]	$ 3,192,000	[4],[5],[18],[19]
Cost	[20]	3,114,000	[3],[14]	3,133,000	[4],[5],[18],[19]
Fair Value		$ 3,155,000	[3],[14]	$ 3,070,000	[4],[5],[18],[19]
Percentage of Net Assets		0.21%	[3],[14]	0.22%	[4],[5],[18],[19]			0.21%	[3],[14]
Investment, Identifier [Axis]: Bottomline Technologies, Inc. 2
Variable interest rate		5.00%	[3],[14],[15]	5.50%	[2],[4],[5],[11],[18],[19]			5.00%	[3],[14],[15]
Interest Rate		10.32%	[3],[14],[15],[27]	9.83%	[2],[4],[5],[11],[18],[19]			10.32%	[3],[14],[15],[27]
Cost	[20]	$ (4,000)	[3],[14],[15]	$ (5,000)	[2],[4],[5],[11],[18],[19]
Fair Value		$ (1,000)	[3],[14],[15]	$ (10,000)	[2],[4],[5],[11],[18],[19]
Percentage of Net Assets	[5],[11],[19]			0.00%
Investment, Identifier [Axis]: Bridgepointe Technologies, LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 4,426,000		$ 10,116,000
Fair Value		$ (128,000)		$ (403,000)
Investment, Identifier [Axis]: Bridgepointe Technologies, LLC 1
Variable interest rate	[3],[14]	6.50%		6.50%	[5]			6.50%
Interest Rate	[3],[14]	12.04%		11.23%	[5],[22]			12.04%
Par Amount	[3],[14]	$ 17,273,000		$ 15,174,000
Par Amount, Shares (in shares) | shares	[5]			15,174
Cost	[3],[14]	16,743,000		$ 14,570,000	[1],[5]
Fair Value	[3],[14]	$ 16,839,000		$ 14,570,000	[5]
Percentage of Net Assets	[3],[14]	1.14%		1.04%	[5]			1.14%
Investment, Identifier [Axis]: Bridgepointe Technologies, LLC 2
Variable interest rate	[3],[14],[15]	6.50%		6.50%	[5],[11]			6.50%
Interest Rate	[3],[14],[15]	12.04%		11.23%	[5],[11],[22]			12.04%
Par Amount	[3],[14],[15]	$ 10,116,000
Par Amount, Shares (in shares) | shares	[5],[11]			0
Cost	[3],[14],[15]	9,579,000		$ (403,000)	[1],[5],[11]
Fair Value	[3],[14],[15]	$ 9,696,000		$ (403,000)	[5],[11]
Percentage of Net Assets	[3],[14],[15]	0.65%		(0.03%)	[5],[11]			0.65%
Investment, Identifier [Axis]: Bullhorn, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 593,000		$ 320,000
Fair Value		$ (3,000)		$ (10,000)
Investment, Identifier [Axis]: Bullhorn, Inc. 1
Variable interest rate		5.75%	[3],[13],[14]	5.75%	[3],[5],[13],[14],[16]	5.75%	[6],[21]	5.75%	[3],[13],[14]
Interest Rate		11.24%	[3],[13],[14]	10.48%	[3],[5],[13],[14],[16],[22]	6.75%	[6],[21],[22]	11.24%	[3],[13],[14]
Par Amount		$ 15,499,000	[3],[13],[14]	$ 12,948,000	[3],[13],[14]	$ 9,675,000	[6],[21]
Par Amount, Shares (in shares) | shares	[5],[16]			12,948
Cost		15,409,000	[3],[13],[14]	$ 12,847,000	[1],[3],[5],[13],[14],[16]	9,573,000	[1],[6],[21]
Fair Value		$ 15,408,000	[3],[13],[14]	$ 12,571,000	[3],[5],[13],[14],[16]	$ 9,629,000	[6],[21]
Percentage of Net Assets		1.04%	[3],[13],[14]	0.90%	[3],[5],[13],[14],[16]	0.81%	[6],[21]	1.04%	[3],[13],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 5,172,000
Fair Value						$ (25,000)
Investment, Identifier [Axis]: Bullhorn, Inc. 2
Variable interest rate		5.75%	[3],[14]	5.75%	[3],[5],[14]	5.75%	[6],[10]	5.75%	[3],[14]
Interest Rate		11.24%	[3],[14]	10.48%	[3],[5],[14],[22]	6.75%	[6],[10],[22]	11.24%	[3],[14]
Par Amount	[3],[14]	$ 51,000		$ 2,723,000
Par Amount, Shares (in shares) | shares	[5]			2,723
Cost		50,000	[3],[14]	$ 2,712,000	[1],[3],[5],[14]	$ (25,000)	[1],[6],[10]
Fair Value		$ 50,000	[3],[14]	$ 2,643,000	[3],[5],[14]	$ (25,000)	[6],[10]
Percentage of Net Assets				0.19%	[3],[5],[14]	0.00%	[6],[10]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 554,000
Fair Value						$ (3,000)
Investment, Identifier [Axis]: Bullhorn, Inc. 3
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[3],[5],[11],[14],[15]	5.75%	[6],[10]	5.75%	[3],[14],[15]
Interest Rate		11.24%	[3],[14],[15]	10.48%	[3],[5],[11],[14],[15],[22]	6.75%	[6],[10],[22]	11.24%	[3],[14],[15]
Par Amount	[3],[14],[15]			$ 273,000
Par Amount, Shares (in shares) | shares	[5],[11]			273
Cost		$ (4,000)	[3],[14],[15]	$ 267,000	[1],[3],[5],[11],[14],[15]	$ (6,000)	[1],[6],[10]
Fair Value		$ (3,000)	[3],[14],[15]	$ 256,000	[3],[5],[11],[14],[15]	$ (3,000)	[6],[10]
Percentage of Net Assets				0.02%	[3],[5],[11],[14],[15]	0.00%	[6],[10]
Investment, Identifier [Axis]: CC SAG Holdings Corp. (Spectrum Automotive) 1
Variable interest rate	[6],[19],[21]					5.75%
Interest Rate	[6],[19],[21],[22]					6.50%
Par Amount	[6],[19],[21]					$ 23,890,000
Cost	[1],[6],[19],[21]					23,553,000
Fair Value	[6],[19],[21]					$ 23,613,000
Percentage of Net Assets	[6],[19],[21]					1.99%
Unused Fee Rate						1.00%
Unfunded Commitment						$ 4,437,000
Fair Value						$ (52,000)
Investment, Identifier [Axis]: CC SAG Holdings Corp. (Spectrum Automotive) 2
Variable interest rate	[6],[10],[19]					5.75%
Interest Rate	[6],[10],[19],[22]					6.50%
Par Amount	[6],[10],[19]					$ 2,167,000
Cost	[1],[6],[10],[19]					2,105,000
Fair Value	[6],[10],[19]					$ 2,091,000
Percentage of Net Assets	[6],[10],[19]					0.18%
Unused Fee Rate						0.50%
Unfunded Commitment						$ 881,000
Fair Value						$ (10,000)
Investment, Identifier [Axis]: CC SAG Holdings Corp. (Spectrum Automotive) 3
Variable interest rate	[6],[10],[19]					5.75%
Interest Rate	[6],[10],[19],[22]					6.50%
Cost	[1],[6],[10],[19]					$ (12,000)
Fair Value	[6],[10],[19]					$ (10,000)
Percentage of Net Assets	[6],[10],[19]					0.00%
Investment, Identifier [Axis]: CLEO Communications Holding, LLC
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 12,502,000		$ 12,502,000		$ 12,502,000
Fair Value		$ (230,000)		$ (445,000)		$ (198,000)
Investment, Identifier [Axis]: CLEO Communications Holding, LLC 1
Variable interest rate		6.50%	[3],[13],[14]	6.50%	[3],[4],[5],[13],[16]	6.75%	[6],[21]	6.50%	[3],[13],[14]
Interest Rate		11.93%	[3],[13],[14],[27]	10.74%	[3],[4],[5],[13],[16]	7.75%	[6],[21]	11.93%	[3],[13],[14],[27]
Par Amount		$ 39,998,000	[3],[13],[14]	$ 39,998,000	[3],[4],[5],[13],[16]	$ 39,998,000	[6],[21]
Cost		39,728,000	[3],[13],[14],[20]	39,685,000	[3],[4],[5],[13],[16],[20]	39,628,000	[6],[21]
Fair Value		$ 39,262,000	[3],[13],[14]	$ 38,574,000	[3],[4],[5],[13],[16]	$ 39,366,000	[6],[21]
Percentage of Net Assets		2.65%	[3],[13],[14]	2.76%	[3],[4],[5],[13],[16]	3.31%	[6],[21]	2.65%	[3],[13],[14]
Investment, Identifier [Axis]: CLEO Communications Holding, LLC 2
Variable interest rate		6.50%	[3],[14],[15]	6.50%	[2],[3],[4],[5],[11]	6.75%	[6],[10]	6.50%	[3],[14],[15]
Interest Rate		11.93%	[3],[14],[15],[27]	10.74%	[2],[3],[4],[5],[11]	7.75%	[6],[10]	11.93%	[3],[14],[15],[27]
Cost		$ (77,000)	[3],[14],[15],[20]	$ (92,000)	[2],[3],[4],[5],[11],[20]	$ (113,000)	[6],[10]
Fair Value		$ (230,000)	[3],[14],[15]	$ (445,000)	[2],[3],[4],[5],[11]	$ (197,000)	[6],[10]
Percentage of Net Assets		(0.02%)	[3],[14],[15]	(0.03%)	[2],[3],[4],[5],[11]	(0.02%)	[6],[10]	(0.02%)	[3],[14],[15]
Investment, Identifier [Axis]: CSC Thrive Holdings, LP (Thrive Networks)
Par Amount	[4],[24]			$ 160,016,000
Par Amount, Shares (in shares) | shares				160,016	[5],[25]	160,016,000
Cost				$ 411,000	[1],[4],[5],[24],[25]	$ 411,000
Fair Value				$ 640,000	[4],[5],[24],[25]	$ 531,000
Percentage of Net Assets				0.05%	[4],[5],[24],[25]	0.04%
Investment, Identifier [Axis]: Caerus US 1, Inc. 1
Variable interest rate	[14],[18],[28]	5.75%		5.75%	[5],[19],[29]			5.75%
Interest Rate	[14],[18],[28]	11.14%		9.83%	[5],[19],[22],[29]			11.14%
Par Amount	[14],[18],[28]	$ 11,066,000		$ 11,121,000
Par Amount, Shares (in shares) | shares	[5],[19],[29]			11,121
Cost	[14],[18],[28]	10,867,000		$ 10,903,000	[1],[5],[19],[29]
Fair Value	[14],[18],[28]	$ 11,066,000		$ 10,903,000	[5],[19],[29]
Percentage of Net Assets	[14],[18],[28]	0.75%		0.78%	[5],[19],[29]			0.75%
Unused Fee Rate		1.00%		0.00%
Unfunded Commitment		$ 893,000		$ 1,608,000
Fair Value				$ (16,000)
Investment, Identifier [Axis]: Caerus US 1, Inc. 2
Variable interest rate	[14],[15],[18],[28]	5.75%		5.75%	[5],[11],[19],[29]			5.75%
Interest Rate	[14],[15],[18],[28]	11.14%		9.83%	[5],[11],[19],[22],[29]			11.14%
Par Amount	[14],[15],[18],[28]	$ 715,000
Par Amount, Shares (in shares) | shares	[5],[11],[19],[29]			0
Cost	[14],[15],[18],[28]	694,000		$ (16,000)	[1],[5],[11],[19],[29]
Fair Value	[14],[15],[18],[28]	$ 715,000		$ (16,000)	[5],[11],[19],[29]
Percentage of Net Assets		0.05%	[14],[15],[18],[28]	0.00%	[5],[11],[19],[29]			0.05%	[14],[15],[18],[28]
Unused Fee Rate		0.25%		0.50%
Unfunded Commitment		$ 863,000		$ 878,000
Fair Value				$ (17,000)
Investment, Identifier [Axis]: Caerus US 1, Inc. 3
Variable interest rate	[14],[15],[18],[28]	5.75%		5.75%	[5],[11],[19],[29]			5.75%
Interest Rate	[14],[15],[18],[28]	11.14%		9.83%	[5],[11],[19],[22],[29]			11.14%
Par Amount	[14],[15],[18],[28]	$ 307,000		$ 293,000
Par Amount, Shares (in shares) | shares	[5],[11],[19],[29]			293
Cost	[14],[15],[18],[28]	287,000		$ 270,000	[1],[5],[11],[19],[29]
Fair Value	[14],[15],[18],[28]	$ 307,000		$ 270,000	[5],[11],[19],[29]
Percentage of Net Assets	[14],[15],[18],[28]	0.02%		0.02%	[5],[11],[19],[29]			0.02%
Investment, Identifier [Axis]: Capstone Acquisition Holdings, Inc.
Unused Fee Rate						1.00%
Unfunded Commitment						$ 313,000
Investment, Identifier [Axis]: Capstone Acquisition Holdings, Inc. 1
Variable interest rate	[6],[21]					4.75%
Interest Rate	[6],[8],[21]					5.75%
Par Amount	[6],[21]					$ 3,460,000
Cost	[1],[6],[21]					3,433,000
Fair Value	[6],[21]					$ 3,460,000
Percentage of Net Assets	[6],[21]					0.29%
Investment, Identifier [Axis]: Capstone Acquisition Holdings, Inc. 2
Variable interest rate	[6],[10]					4.75%
Interest Rate	[6],[8],[10]					5.75%
Par Amount	[6],[10]					$ 194,000
Cost	[1],[6],[10]					191,000
Fair Value	[6],[10]					$ 194,000
Percentage of Net Assets	[6],[10]					0.02%
Investment, Identifier [Axis]: Catalis Intermediate, Inc.
Unused Fee Rate		0.50%
Unfunded Commitment		$ 2,778,000
Fair Value		$ (247,000)
Investment, Identifier [Axis]: Catalis Intermediate, Inc. 1
Variable interest rate	[13],[14],[18]	5.50%						5.50%
Interest Rate	[13],[14],[18]	11.04%						11.04%
Par Amount	[13],[14],[18]	$ 39,457,000
Cost	[13],[14],[18]	38,771,000
Fair Value	[13],[14],[18]	$ 35,946,000
Percentage of Net Assets	[13],[14],[18]	2.43%						2.43%
Investment, Identifier [Axis]: Catalis Intermediate, Inc. 2
Variable interest rate	[14],[18]	5.50%						5.50%
Interest Rate	[14],[18]	11.04%						11.04%
Par Amount	[14],[18]	$ 8,878,000
Cost	[14],[18]	8,738,000
Fair Value	[14],[18]	$ 8,088,000
Percentage of Net Assets	[14],[18]	0.55%						0.55%
Investment, Identifier [Axis]: Catalis Intermediate, Inc. 3
Variable interest rate	[14],[15],[18]	5.50%						5.50%
Interest Rate	[14],[15],[18]	11.04%						11.04%
Par Amount	[14],[15],[18]	$ 1,460,000
Cost	[14],[15],[18]	1,392,000
Fair Value	[14],[15],[18]	$ 1,082,000
Percentage of Net Assets	[14],[15],[18]	0.07%						0.07%
Investment, Identifier [Axis]: Cerity Partners, LLC
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 5,043,000		$ 12,699,000
Fair Value				$ (381,000)
Investment, Identifier [Axis]: Cerity Partners, LLC 1
Variable interest rate	[18]	6.75%	[14]	6.75%	[4]			6.75%	[14]
Interest Rate	[18]	12.13%	[14]	11.32%	[4],[7]			12.13%	[14]
Par Amount	[18]	$ 4,767,000	[14]	$ 8,617,000	[4]
Cost	[18]	4,634,000	[14]	8,359,000	[4],[9]
Fair Value	[18]	$ 4,767,000	[14]	$ 8,359,000	[4]
Percentage of Net Assets	[18]	0.32%	[14]	0.60%	[4]			0.32%	[14]
Investment, Identifier [Axis]: Cerity Partners, LLC 2
Variable interest rate	[18]	6.75%	[14],[15]	6.75%	[4],[12]			6.75%	[14],[15]
Interest Rate	[18]	12.13%	[14],[15]	11.32%	[4],[7],[12]			12.13%	[14],[15]
Par Amount	[18]	$ 1,677,000	[14],[15]	$ 454,000	[4],[12]
Cost	[18]	1,497,000	[14],[15]	60,000	[4],[9],[12]
Fair Value	[18]	$ 1,677,000	[14],[15]	$ 60,000	[4],[12]
Percentage of Net Assets		0.11%	[14],[15],[18]	0.00%				0.11%	[14],[15],[18]
Investment, Identifier [Axis]: Chase Intermediate, LLC 1
Variable interest rate	[14],[15]	5.25%						5.25%
Interest Rate	[14],[15]	11.00%						11.00%
Cost	[14],[15]	$ (104,000)
Fair Value	[14],[15]	$ (104,000)
Percentage of Net Assets	[14],[15]	(0.01%)						(0.01%)
Unused Fee Rate		1.00%
Unfunded Commitment		$ 10,602,000
Fair Value		$ (104,000)
Investment, Identifier [Axis]: Chase Intermediate, LLC 2
Variable interest rate	[14],[15]	5.25%						5.25%
Interest Rate	[14],[15]	11.00%						11.00%
Par Amount	[14],[15]	$ 177,000
Cost	[14],[15]	166,000
Fair Value	[14],[15]	$ 166,000
Percentage of Net Assets	[14],[15]	0.01%						0.01%
Unused Fee Rate		0.38%
Unfunded Commitment		$ 353,000
Fair Value		$ (7,000)
Investment, Identifier [Axis]: Citrin Cooperman Advisors, LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 1,092,000		$ 12,502,000
Fair Value		$ (22,000)		$ (445,000)
Investment, Identifier [Axis]: Citrin Cooperman Advisors, LLC 1
Variable interest rate		6.25%	[14],[18]	5.00%	[5],[14],[18],[19]	5.00%	[6],[19]	6.25%	[14],[18]
Interest Rate		11.64%	[14],[18]	9.21%	[5],[14],[18],[19],[22]	5.75%	[6],[19],[22]	11.64%	[14],[18]
Par Amount		$ 23,563,000	[14],[18]	$ 20,025,000	[14],[18]	$ 20,176,000	[6],[19]
Par Amount, Shares (in shares) | shares	[5],[19]			20,025
Cost		23,179,000	[14],[18]	$ 19,695,000	[1],[5],[14],[18],[19]	19,787,000	[1],[6],[19]
Fair Value		$ 23,091,000	[14],[18]	$ 19,428,000	[5],[14],[18],[19]	$ 19,787,000	[6],[19]
Percentage of Net Assets		1.56%	[14],[18]	1.39%	[5],[14],[18],[19]	1.66%	[6],[19]	1.56%	[14],[18]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 8,647,000
Fair Value						$ (83,000)
Investment, Identifier [Axis]: Citrin Cooperman Advisors, LLC 2
Variable interest rate		5.75%	[14],[15],[18]	5.00%	[5],[14],[18],[19]	5.00%	[6],[10],[19]	5.75%	[14],[15],[18]
Interest Rate		10.79%	[14],[15],[18]	9.21%	[5],[14],[18],[19],[22]	5.75%	[6],[10],[19],[22]	10.79%	[14],[15],[18]
Par Amount	[14],[18]	$ 8,517,000	[15]	$ 8,582,000
Par Amount, Shares (in shares) | shares	[5],[19]			8,582
Cost		8,377,000	[14],[15],[18]	$ 8,437,000	[1],[5],[14],[18],[19]	$ (83,000)	[1],[6],[10],[19]
Fair Value		$ 8,325,000	[14],[15],[18]	$ 8,326,000	[5],[14],[18],[19]	$ (83,000)	[6],[10],[19]
Percentage of Net Assets		0.56%	[14],[15],[18]	0.60%	[5],[14],[18],[19]	(0.01%)	[6],[10],[19]	0.56%	[14],[15],[18]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 24,500,000
Fair Value						$ (469,000)
Investment, Identifier [Axis]: Citrin Cooperman Advisors, LLC 3
Variable interest rate	[6],[10],[19]					5.00%
Interest Rate	[6],[10],[19],[22]					5.75%
Cost	[1],[6],[10],[19]					$ (469,000)
Fair Value	[6],[10],[19]					$ (469,000)
Percentage of Net Assets	[6],[10],[19]					(0.04%)
Investment, Identifier [Axis]: Continental Battery Company
Variable interest rate	[3],[4]	6.75%		6.75%				6.75%
Interest Rate	[3],[4],[7]	12.04%		11.48%				12.04%
Par Amount	[3],[4]	$ 6,141,000		$ 6,188,000
Cost	[3],[4],[20]	6,053,000		6,083,000
Fair Value	[3],[4]	$ 5,467,000		$ 5,903,000
Percentage of Net Assets	[3],[4]	0.37%		0.42%				0.37%
Investment, Identifier [Axis]: Cordeagle US Finco, Inc.
Variable interest rate	[6],[31]					6.75%
Interest Rate	[6],[31]					7.75%
Par Amount	[6],[31]					$ 18,200,000
Cost	[6],[31]					17,856,000
Fair Value	[6],[31]					$ 18,200,000
Percentage of Net Assets	[6],[31]					1.53%
Unused Fee Rate						0.50%
Unfunded Commitment						$ 2,800,000
Investment, Identifier [Axis]: Cordeagle US Finco, Inc. 1
Variable interest rate	[6],[10],[31]					6.75%
Interest Rate	[6],[10],[31]					7.75%
Cost	[6],[10],[31]					$ (52,000)
Percentage of Net Assets	[6],[10],[31]					0.00%
Investment, Identifier [Axis]: Coupa Holdings, LLC 1
Variable interest rate	[14],[18]	7.50%						7.50%
Interest Rate	[14],[18],[27]	12.82%						12.82%
Par Amount	[14],[18]	$ 2,264,000
Cost	[14],[18],[20]	2,211,000
Fair Value	[14],[18]	$ 2,231,000
Percentage of Net Assets	[14],[18]	0.15%						0.15%
Unused Fee Rate		1.00%
Unfunded Commitment		$ 1,085,000
Fair Value		$ (16,000)
Investment, Identifier [Axis]: Coupa Holdings, LLC 2
Variable interest rate	[14],[15],[18]	7.50%						7.50%
Interest Rate	[14],[15],[18],[27]	12.82%						12.82%
Cost	[14],[15],[18],[20]	$ (12,000)
Fair Value	[14],[15],[18]	$ (16,000)
Unused Fee Rate		0.50%
Unfunded Commitment		$ 831,000
Fair Value		$ (12,000)
Investment, Identifier [Axis]: Coupa Holdings, LLC 3
Variable interest rate	[14],[15],[18]	7.50%						7.50%
Interest Rate	[14],[15],[18],[27]	12.82%						12.82%
Cost	[14],[15],[18],[20]	$ (19,000)
Fair Value	[14],[15],[18]	$ (12,000)
Investment, Identifier [Axis]: Cyara AcquisitionCo, LLC
Unused Fee Rate		0.50%
Unfunded Commitment		$ 313,000
Fair Value		$ (7,000)
Investment, Identifier [Axis]: Cyara AcquisitionCo, LLC 1
Variable interest rate	[3],[14]	6.75%						6.75%
Interest rate, PIK	[3],[14]	2.75%						2.75%
Interest Rate	[3],[14],[27]	12.57%						12.57%
Par Amount	[3],[14]	$ 4,631,000
Cost	[3],[14],[20]	4,509,000
Fair Value	[3],[14]	$ 4,535,000
Percentage of Net Assets	[3],[14]	0.31%						0.31%
Investment, Identifier [Axis]: Cyara AcquisitionCo, LLC 2
Variable interest rate	[3],[14],[15]	6.75%						6.75%
Interest rate, PIK	[3],[14],[15]	2.75%						2.75%
Interest Rate	[3],[14],[15],[27]	12.57%						12.57%
Cost	[3],[14],[15],[20]	$ (8,000)
Fair Value	[3],[14],[15]	$ (6,000)
Investment, Identifier [Axis]: DCA Investment Holdings, LLC
Variable interest rate	[13],[14],[18]	6.50%						6.50%
Interest Rate	[13],[14],[18]	11.89%						11.89%
Par Amount	[13],[14],[18]	$ 18,323,000
Cost	[13],[14],[18]	18,007,000
Fair Value	[13],[14],[18]	$ 17,770,000
Percentage of Net Assets	[13],[14],[18]	1.20%						1.20%
Unused Fee Rate		1.00%		1.00%		1.00%
Unfunded Commitment		$ 11,000		$ 1,026,000		$ 1,689,000
Fair Value				$ (15,000)
Investment, Identifier [Axis]: DCA Investment Holdings, LLC 1
Variable interest rate		6.50%	[14],[15],[18]	6.00%		6.25%	[6],[19],[21]	6.50%	[14],[15],[18]
Interest Rate		11.89%	[14],[15],[18]	10.39%		7.00%	[6],[8],[19],[21]	11.89%	[14],[15],[18]
Par Amount		$ 2,734,000	[14],[15],[18]	$ 11,053,000		$ 11,175,000	[6],[19],[21]
Cost		2,694,000	[14],[15],[18]	10,922,000		11,027,000	[1],[6],[19],[21]
Fair Value		$ 2,651,000	[14],[15],[18]	$ 10,887,000		$ 11,175,000	[6],[19],[21]
Percentage of Net Assets		0.18%	[14],[15],[18]	0.78%		0.94%	[6],[19],[21]	0.18%	[14],[15],[18]
Investment, Identifier [Axis]: DCA Investment Holdings, LLC 2
Variable interest rate		6.50%	[14],[15],[18]	6.00%	[15]	6.25%	[6],[10],[19]	6.50%	[14],[15],[18]
Interest Rate		11.89%	[14],[15],[18]	10.39%	[15]	7.00%	[6],[8],[10],[19]	11.89%	[14],[15],[18]
Par Amount		$ 888,000	[14],[15],[18]	$ 2,629,000	[15]	$ 1,079,000	[6],[10],[19]
Cost		863,000	[14],[15],[18]	2,572,000	[15]	1,053,000	[1],[6],[10],[19]
Fair Value		$ 860,000	[14],[15],[18]	$ 2,575,000	[15]	$ 1,079,000	[6],[10],[19]
Percentage of Net Assets		0.06%	[14],[15],[18]	0.18%	[15]	0.09%	[6],[10],[19]	0.06%	[14],[15],[18]
Investment, Identifier [Axis]: DCA Investment Holdings, LLC 3
Variable interest rate	[14],[18]	6.50%						6.50%
Interest Rate	[14],[18]	11.89%						11.89%
Par Amount	[14],[18]	$ 409,000
Cost	[14],[18]	406,000
Fair Value	[14],[18]	$ 396,000
Percentage of Net Assets	[14],[18]	0.03%						0.03%
Investment, Identifier [Axis]: Diligent Corporation
Variable interest rate	[14],[23]	10.50%						10.50%
Interest Rate	[4],[5],[24],[25]			10.50%
Par Amount		$ 5,000,000	[14],[23]	$ 5,000,000	[4],[24]
Par Amount, Shares (in shares) | shares				5,000	[5],[25]	5,000,000
Cost		6,329,000	[14],[20],[23]	$ 5,693,000	[1],[4],[5],[24],[25]	$ 5,143,000
Fair Value		$ 6,326,000	[14],[23]	$ 5,766,000	[4],[5],[24],[25]	$ 5,295,000
Percentage of Net Assets		0.43%	[14],[23]	0.41%	[4],[5],[24],[25]	0.45%		0.43%	[14],[23]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 2,655,000		$ 3,150,000
Fair Value		$ (11,000)		$ (69,000)
Investment, Identifier [Axis]: Diligent Corporation 1
Variable interest rate		5.75%	[3],[13],[14]	5.75%	[3],[4],[5],[13],[16]	5.75%	[6],[21]	5.75%	[3],[13],[14]
Interest Rate		11.43%	[3],[13],[14],[27]	10.13%	[3],[4],[5],[13],[16]	6.75%	[6],[21]	11.43%	[3],[13],[14],[27]
Par Amount		$ 27,300,000	[3],[13],[14]	$ 27,510,000	[3],[4],[5],[13],[16]	$ 27,790,000	[6],[21]
Cost		27,173,000	[3],[13],[14],[20]	27,337,000	[3],[4],[5],[13],[16],[20]	27,555,000	[6],[21]
Fair Value		$ 27,185,000	[3],[13],[14]	$ 26,905,000	[3],[4],[5],[13],[16]	$ 27,790,000	[6],[21]
Percentage of Net Assets		1.83%	[3],[13],[14]	1.93%	[3],[4],[5],[13],[16]	2.34%	[6],[21]	1.83%	[3],[13],[14]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 3,136,000
Investment, Identifier [Axis]: Diligent Corporation 2
Variable interest rate		5.75%	[3],[13],[14]	5.75%	[3],[4],[5],[13],[16]	5.75%	[6],[10],[21]	5.75%	[3],[13],[14]
Interest Rate		11.43%	[3],[13],[14],[27]	10.13%	[3],[4],[5],[13],[16]	6.75%	[6],[10],[21]	11.43%	[3],[13],[14],[27]
Par Amount		$ 2,184,000	[3],[13],[14]	$ 2,201,000	[3],[4],[5],[13],[16]	$ 860,000	[6],[10],[21]
Cost		2,174,000	[3],[13],[14],[20]	2,187,000	[3],[4],[5],[13],[16],[20]	826,000	[6],[10],[21]
Fair Value		$ 2,175,000	[3],[13],[14]	$ 2,152,000	[3],[4],[5],[13],[16]	$ 860,000	[6],[10],[21]
Percentage of Net Assets		0.15%	[3],[13],[14]	0.15%	[3],[4],[5],[13],[16]	0.07%	[6],[10],[21]	0.15%	[3],[13],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 4,500,000
Investment, Identifier [Axis]: Diligent Corporation 3
Variable interest rate		5.75%	[3],[14],[15]	6.25%	[2],[3],[4],[5],[11]	5.75%	[6],[10]	5.75%	[3],[14],[15]
Interest Rate		11.43%	[3],[14],[15],[27]	10.63%	[2],[3],[4],[5],[11]	6.75%	[6],[10]	11.43%	[3],[14],[15],[27]
Par Amount	[3]	$ 1,845,000	[14],[15]	$ 1,350,000	[2],[4],[5],[11]
Cost		1,826,000	[3],[14],[15],[20]	1,323,000	[2],[3],[4],[5],[11],[20]	$ (37,000)	[6],[10]
Fair Value	[3]	$ 1,826,000	[14],[15]	$ 1,251,000	[2],[4],[5],[11]
Percentage of Net Assets		0.12%	[3],[14],[15]	0.09%	[2],[3],[4],[5],[11]	0.00%	[6],[10]	0.12%	[3],[14],[15]
Investment, Identifier [Axis]: Donuts, Inc.
Variable interest rate		6.00%	[3],[13],[14]			6.00%		6.00%	[3],[13],[14]
Interest Rate		11.57%	[3],[13],[14]			7.00%		11.57%	[3],[13],[14]
Par Amount		$ 24,918,000	[3],[13],[14]			$ 18,563,000
Cost		24,669,000	[3],[13],[14]			18,237,000
Fair Value		$ 24,819,000	[3],[13],[14]			$ 18,563,000
Percentage of Net Assets		1.68%	[3],[13],[14]			1.56%		1.68%	[3],[13],[14]
Unused Fee Rate				0.25%
Unfunded Commitment				$ 3,166,000
Fair Value				$ (80,000)
Investment, Identifier [Axis]: Donuts, Inc. 1
Variable interest rate				6.00%
Interest Rate				10.43%
Par Amount				$ 18,375,000
Cost				18,108,000
Fair Value				$ 17,910,000
Percentage of Net Assets				1.28%
Investment, Identifier [Axis]: Donuts, Inc. 2
Variable interest rate				6.00%
Interest Rate				10.43%
Par Amount				$ 6,735,000
Cost				6,735,000
Fair Value				$ 6,565,000
Percentage of Net Assets				0.47%
Investment, Identifier [Axis]: Donuts, Inc. 3
Variable interest rate	[15]			6.00%
Interest Rate	[15]			10.43%
Fair Value	[15]			$ (80,000)
Percentage of Net Assets	[15]			(0.01%)
Investment, Identifier [Axis]: Dwyer Instruments, Inc. 1
Variable interest rate	[18]	5.75%	[14]	6.00%	[4]			5.75%	[14]
Interest Rate	[18]	11.33%	[14]	10.73%	[4],[7]			11.33%	[14]
Par Amount	[18]	$ 7,998,000	[14]	$ 8,059,000	[4]
Cost	[18]	7,871,000	[14]	7,911,000	[4],[9]
Fair Value	[18]	$ 7,820,000	[14]	$ 7,694,000	[4]
Percentage of Net Assets	[18]	0.53%	[14]	0.55%	[4]			0.53%	[14]
Unused Fee Rate		0.50%		1.00%
Unfunded Commitment		$ 2,028,000		$ 2,028,000
Fair Value		$ (45,000)		$ (92,000)
Investment, Identifier [Axis]: Dwyer Instruments, Inc. 2
Variable interest rate	[18]	5.75%	[14],[15]	6.00%	[4],[12]			5.75%	[14],[15]
Interest Rate	[18]	11.33%	[14],[15]	10.73%	[4],[7],[12]			11.33%	[14],[15]
Cost	[18]	$ (15,000)	[14],[15]	$ (18,000)	[4],[9],[12]
Fair Value	[18]	$ (45,000)	[14],[15]	$ (92,000)	[4],[12]
Percentage of Net Assets	[4],[12],[18]			(0.01%)
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 754,000		$ 855,000
Fair Value		$ (17,000)		$ (39,000)
Investment, Identifier [Axis]: Dwyer Instruments, Inc. 3
Variable interest rate	[18]	5.75%	[14],[15]	6.00%	[4],[12]			5.75%	[14],[15]
Interest Rate	[18]	11.33%	[14],[15]	10.73%	[4],[7],[12]			11.33%	[14],[15]
Par Amount	[18]	$ 260,000	[14],[15]	$ 158,000	[4],[12]
Cost	[18]	245,000	[14],[15]	140,000	[4],[9],[12]
Fair Value	[18]	$ 237,000	[14],[15]	$ 113,000	[4],[12]
Percentage of Net Assets	[18]	0.02%	[14],[15]	0.01%	[4],[12]			0.02%	[14],[15]
Investment, Identifier [Axis]: E-Discovery AcquireCo, LLC
Unused Fee Rate		0.50%
Unfunded Commitment		$ 1,618,000
Fair Value		$ (40,000)
Investment, Identifier [Axis]: E-Discovery AcquireCo, LLC 1
Variable interest rate	[3],[14]	6.50%						6.50%
Interest Rate	[3],[14],[27]	11.90%						11.90%
Par Amount	[3],[14]	$ 17,795,000
Cost	[3],[14],[20]	17,355,000
Fair Value	[3],[14]	$ 17,355,000
Percentage of Net Assets	[3],[14]	1.17%						1.17%
Investment, Identifier [Axis]: E-Discovery AcquireCo, LLC 2
Variable interest rate	[3],[14],[15]	6.50%						6.50%
Interest Rate	[3],[14],[15],[27]	11.90%						11.90%
Cost	[3],[14],[15],[20]	$ (40,000)
Fair Value	[3],[14],[15]	(40,000)
Investment, Identifier [Axis]: Electrical Source Holdings LLC 1
Variable interest rate						5.50%
Interest Rate						6.25%
Par Amount						$ 29,550,000
Cost						29,330,000
Fair Value						$ 29,550,000
Percentage of Net Assets						2.49%
Investment, Identifier [Axis]: Electrical Source Holdings LLC 2
Variable interest rate						5.50%
Interest Rate						6.25%
Par Amount						$ 6,538,000
Cost						6,449,000
Fair Value						$ 6,538,000
Percentage of Net Assets						0.55%
Investment, Identifier [Axis]: Electrical Source Holdings LLC 3
Variable interest rate						5.50%
Interest Rate						6.25%
Par Amount						$ 197,000
Cost						179,000
Fair Value						$ 197,000
Percentage of Net Assets						0.02%
Investment, Identifier [Axis]: Electrical Source Holdings, LLC
Unused Fee Rate						0.50%
Unfunded Commitment						$ 896,000
Investment, Identifier [Axis]: Encore Holdings, LLC
Par Amount		2,796,000	[14],[23]	$ 2,391,000	[4],[24]
Par Amount, Shares (in shares) | shares				2,391	[5],[25]	2,391,000
Cost		348,000	[14],[20],[23]	$ 275,000	[1],[4],[5],[24],[25]	$ 275,000
Fair Value		$ 660,000	[14],[23]	$ 449,000	[4],[5],[24],[25]	$ 275,000
Percentage of Net Assets		0.04%	[14],[23]	0.03%	[4],[5],[24],[25]	0.02%		0.04%	[14],[23]
Investment, Identifier [Axis]: Encore Holdings, LLC 1
Variable interest rate		4.50%	[4],[18]	4.50%	[4],[5],[18],[19]	4.50%	[6],[19]	4.50%	[4],[18]
Interest Rate		9.99%	[4],[18]	9.23%	[4],[5],[7],[18],[19]	5.25%	[6],[8],[19]	9.99%	[4],[18]
Par Amount		$ 1,835,000	[4],[18]	$ 1,850,000	[4],[5],[18],[19]	$ 1,868,000	[6],[19]
Cost		1,810,000	[4],[18]	1,821,000	[4],[5],[9],[18],[19]	1,836,000	[1],[6],[19]
Fair Value		$ 1,835,000	[4],[18]	$ 1,806,000	[4],[5],[18],[19]	$ 1,836,000	[6],[19]
Percentage of Net Assets		0.12%	[4],[18]	0.13%	[4],[5],[18],[19]	0.15%	[6],[19]	0.12%	[4],[18]
Unused Fee Rate		0.75%		0.75%		0.75%
Unfunded Commitment		$ 1,268,000		$ 1,469,000		$ 3,081,000
Fair Value				$ (35,000)		$ (30,000)
Investment, Identifier [Axis]: Encore Holdings, LLC 2
Variable interest rate		4.50%	[2],[4],[18]	4.50%	[4],[5],[11],[12],[18],[19]	4.50%	[6],[10],[19]	4.50%	[2],[4],[18]
Interest Rate		9.99%	[2],[4],[18]	9.23%	[4],[5],[7],[11],[12],[18],[19]	5.25%	[6],[8],[10],[19]	9.99%	[2],[4],[18]
Par Amount		$ 2,298,000	[2],[4],[18]	$ 2,118,000	[4],[5],[11],[12],[18],[19]	$ 512,000	[6],[10],[19]
Cost		2,247,000	[2],[4],[18]	2,074,000	[4],[5],[9],[11],[12],[18],[19]	477,000	[1],[6],[10],[19]
Fair Value		$ 2,298,000	[2],[4],[18]	$ 2,034,000	[4],[5],[11],[12],[18],[19]	$ 477,000	[6],[10],[19]
Percentage of Net Assets		0.16%	[2],[4],[18]	0.15%	[4],[5],[11],[12],[18],[19]	0.04%	[6],[10],[19]	0.16%	[2],[4],[18]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 539,000		$ 539,000		$ 539,000
Fair Value				$ (13,000)		$ (9,000)
Investment, Identifier [Axis]: Encore Holdings, LLC 3
Variable interest rate		4.50%	[2],[4],[18]	4.50%	[4],[5],[11],[12],[18],[19]	4.50%	[6],[10],[19]	4.50%	[2],[4],[18]
Interest Rate		9.99%	[2],[4],[18]	9.23%	[4],[5],[7],[11],[12],[18],[19]	5.25%	[6],[8],[10],[19]	9.99%	[2],[4],[18]
Cost		$ (6,000)	[2],[4],[18]	$ (8,000)	[4],[5],[9],[11],[12],[18],[19]	$ (9,000)	[1],[6],[10],[19]
Fair Value	[19]			$ (13,000)	[4],[5],[11],[12],[18]	$ (9,000)	[6],[10]
Percentage of Net Assets	[19]			0.00%	[5],[11]	0.00%	[6],[10]
Investment, Identifier [Axis]: Energy Labs Holdings Corp.
Unused Fee Rate		0.50%
Unfunded Commitment		$ 33,000
Investment, Identifier [Axis]: Energy Labs Holdings Corp. 1
Variable interest rate	[3]	5.25%	[4]	5.25%	[5],[14]			5.25%	[4]
Interest Rate	[3]	10.68%	[4]	9.57%	[5],[14],[22]			10.68%	[4]
Par Amount	[3]	$ 385,000	[4]	$ 388,000	[14]
Par Amount, Shares (in shares) | shares	[5]			388
Cost	[3]	380,000	[4]	$ 382,000	[1],[5],[14]
Fair Value	[3]	$ 379,000	[4]	$ 376,000	[5],[14]
Percentage of Net Assets	[3]	0.03%	[4]	0.03%	[5],[14]			0.03%	[4]
Unused Fee Rate				1.00%
Unfunded Commitment				$ 47,000
Fair Value				$ (1,000)
Investment, Identifier [Axis]: Energy Labs Holdings Corp. 2
Variable interest rate	[3]	5.25%	[4]	5.25%	[5],[11],[14],[15]			5.25%	[4]
Interest Rate	[3]	10.68%	[4]	9.57%	[5],[11],[14],[15],[22]			10.68%	[4]
Par Amount	[3],[4]	$ 37,000
Par Amount, Shares (in shares) | shares	[5],[11]			0
Cost		36,000	[3],[4]	$ 0	[1],[5],[11]
Fair Value	[3]	$ 36,000	[4]	$ (2,000)	[5],[11],[14],[15]
Percentage of Net Assets	[5],[11]			0.00%
Unused Fee Rate				0.50%
Unfunded Commitment				$ 45,000
Fair Value				$ (1,000)
Investment, Identifier [Axis]: Energy Labs Holdings Corp. 3
Variable interest rate	[3]	5.25%	[2],[4]	5.25%	[5],[11],[14],[15]			5.25%	[2],[4]
Interest Rate	[3]	10.68%	[2],[4]	9.57%	[5],[11],[14],[15],[22]			10.68%	[2],[4]
Par Amount	[3]	$ 30,000	[2],[4]	$ 18,000	[14],[15]
Par Amount, Shares (in shares) | shares	[5],[11]			18
Cost	[3]	29,000	[2],[4]	$ 17,000	[1],[5],[11],[14],[15]
Fair Value	[3]	$ 29,000	[2],[4]	$ 16,000	[5],[11],[14],[15]
Percentage of Net Assets	[5],[11]			0.00%
Investment, Identifier [Axis]: Excelitas Technologies Corp. 1
Variable interest rate		5.75%	[14],[18]	5.75%	[5],[19]			5.75%	[14],[18]
Interest Rate		11.22%	[14],[18]	10.12%	[5],[19],[22]			11.22%	[14],[18]
Par Amount		$ 1,458,000	[14],[18]	$ 1,378,000	[5],[19]
Cost		1,433,000	[14],[18]	1,351,000	[1],[5],[19]
Fair Value		$ 1,440,000	[14],[18]	$ 1,311,000	[5],[19]
Percentage of Net Assets		0.10%	[14],[18]	0.09%	[5],[19]			0.10%	[14],[18]
Unused Fee Rate		1.00%		0.50%
Unfunded Commitment		$ 170,000		$ 262,000
Fair Value		$ (2,000)		$ (13,000)
Investment, Identifier [Axis]: Excelitas Technologies Corp. 2
Variable interest rate		5.75%	[14],[18]	5.75%	[5],[19]			5.75%	[14],[18]
Interest Rate		9.54%	[14],[18]	7.55%	[5],[19],[22]			9.54%	[14],[18]
Par Amount		$ 240,000	[14],[18]	$ 242,000	[5],[19]
Cost		244,000	[14],[18]	245,000	[1],[5],[19]
Fair Value		$ 251,000	[14],[18]	$ 246,000	[5],[19]
Percentage of Net Assets		0.02%	[14],[18]	0.02%	[5],[19]			0.02%	[14],[18]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 53,000		$ 57,000
Fair Value		$ (1,000)		$ (3,000)
Investment, Identifier [Axis]: Excelitas Technologies Corp. 3
Variable interest rate	[15]	5.75%	[14],[18]	5.75%	[5],[11],[19]			5.75%	[14],[18]
Interest Rate	[15]	11.22%	[14],[18]	10.12%	[5],[11],[19],[22]			11.22%	[14],[18]
Cost	[15]	$ (2,000)	[14],[18]	$ (2,000)	[1],[5],[11],[19]
Fair Value	[15]	$ (2,000)	[14],[18]	$ (13,000)	[5],[11],[19]
Percentage of Net Assets	[5],[11],[19]			0.00%
Investment, Identifier [Axis]: Excelitas Technologies Corp. 4
Variable interest rate	[15]	5.75%	[14],[18]	5.75%	[5],[11],[19]			5.75%	[14],[18]
Interest Rate	[15]	11.22%	[14],[18]	10.12%	[5],[11],[19],[22]			11.22%	[14],[18]
Par Amount	[15]	$ 78,000	[14],[18]	$ 74,000	[5],[11],[19]
Cost	[15]	75,000	[14],[18]	72,000	[1],[5],[11],[19]
Fair Value	[15]	$ 76,000	[14],[18]	$ 68,000	[5],[11],[19]
Percentage of Net Assets		0.01%	[14],[15],[18]	0.00%	[5],[11],[19]			0.01%	[14],[15],[18]
Investment, Identifier [Axis]: FLS Holding, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 1,802,000		$ 1,802,000
Fair Value		$ (22,000)		$ (29,000)
Investment, Identifier [Axis]: FLS Holding, Inc. 1
Variable interest rate		5.25%	[3],[4],[28]	5.25%	[3],[4],[5],[30]	5.25%	[6],[31]	5.25%	[3],[4],[28]
Interest Rate		10.79%	[3],[4],[28]	10.40%	[3],[4],[5],[7],[30]	6.25%	[6],[8],[31]	10.79%	[3],[4],[28]
Par Amount		$ 19,073,000	[3],[4],[28]	$ 20,727,000	[3],[4],[5],[30]	$ 28,750,000	[6],[31]
Cost		18,769,000	[3],[4],[28]	20,361,000	[3],[4],[5],[9],[30]	28,178,000	[1],[6],[31]
Fair Value		$ 18,844,000	[3],[4],[28]	$ 20,389,000	[3],[4],[5],[30]	$ 28,178,000	[6],[31]
Percentage of Net Assets		1.27%	[3],[4],[28]	1.46%	[3],[4],[5],[30]	2.37%	[6],[31]	1.27%	[3],[4],[28]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 6,250,000
Fair Value						$ (62,000)
Investment, Identifier [Axis]: FLS Holding, Inc. 2
Variable interest rate		5.25%	[3],[4],[28]	5.25%	[3],[4],[5],[30]	5.25%	[6],[10],[31]	5.25%	[3],[4],[28]
Interest Rate		10.79%	[3],[4],[28]	10.40%	[3],[4],[5],[7],[30]	6.25%	[6],[8],[10],[31]	10.79%	[3],[4],[28]
Par Amount	[3],[4]	$ 4,472,000	[28]	$ 4,506,000	[5],[30]
Cost		4,398,000	[3],[4],[28]	4,424,000	[3],[4],[5],[9],[30]	$ (62,000)	[1],[6],[10],[31]
Fair Value		$ 4,418,000	[3],[4],[28]	$ 4,432,000	[3],[4],[5],[30]	$ (62,000)	[6],[10],[31]
Percentage of Net Assets		0.30%	[3],[4],[28]	0.32%	[3],[4],[5],[30]	(0.01%)	[6],[10],[31]	0.30%	[3],[4],[28]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 2,500,000
Fair Value						$ (50,000)
Investment, Identifier [Axis]: FLS Holding, Inc. 3
Variable interest rate		5.25%	[2],[3],[4],[28]	5.25%	[3],[4],[5],[11],[12],[30]	5.25%	[6],[10],[31]	5.25%	[2],[3],[4],[28]
Interest Rate		10.79%	[2],[3],[4],[28]	10.40%	[3],[4],[5],[7],[11],[12],[30]	6.25%	[6],[8],[10],[31]	10.79%	[2],[3],[4],[28]
Cost		$ (25,000)	[2],[3],[4],[28]	$ (30,000)	[3],[4],[5],[9],[11],[12],[30]	$ (50,000)	[1],[6],[10],[31]
Fair Value		$ (22,000)	[2],[3],[4],[28]	$ (29,000)	[3],[4],[5],[11],[12],[30]	$ (50,000)	[6],[10],[31]
Percentage of Net Assets				0.00%	[5],[11]	0.00%	[6],[10],[31]
Investment, Identifier [Axis]: FMG Suite Holdings, LLC
Unused Fee Rate		0.38%		0.50%
Unfunded Commitment		$ 1,426,000		$ 2,074,000
Fair Value		$ (16,000)		$ (44,000)
Investment, Identifier [Axis]: FMG Suite Holdings, LLC 1
Variable interest rate		5.50%	[3],[14]	5.50%	[5]	5.50%		5.50%	[3],[14]
Interest Rate		10.71%	[3],[14]	9.34%	[5]	6.50%		10.71%	[3],[14]
Par Amount		$ 23,587,000	[3],[14]	$ 24,060,000	[5]	$ 22,253,000
Cost		23,255,000	[3],[14]	23,699,000	[5]	21,854,000
Fair Value		$ 23,288,000	[3],[14]	$ 23,546,000	[5]	$ 22,171,000
Percentage of Net Assets		1.57%	[3],[14]	1.69%	[5]	1.87%		1.57%	[3],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 5,250,000
Fair Value						$ (19,000)
Investment, Identifier [Axis]: FMG Suite Holdings, LLC 2
Variable interest rate		5.50%	[3],[14]	5.50%	[5]	5.50%		5.50%	[3],[14]
Interest Rate		10.71%	[3],[14]	9.34%	[5]	6.50%		10.71%	[3],[14]
Par Amount		$ 4,580,000	[3],[14]	$ 5,224,000	[5]
Cost		4,529,000	[3],[14]	5,151,000	[5]	$ (92,000)
Fair Value		$ 4,530,000	[3],[14]	$ 5,112,000	[5]	$ (19,000)
Percentage of Net Assets		0.31%	[3],[14]	0.37%	[5]	0.00%		0.31%	[3],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 2,625,000
Fair Value						$ (10,000)
Investment, Identifier [Axis]: FMG Suite Holdings, LLC 3
Variable interest rate		5.50%	[3],[14],[15]	5.50%	[5],[11],[15]	5.50%		5.50%	[3],[14],[15]
Interest Rate		10.71%	[3],[14],[15]	9.34%	[5],[11],[15]	6.50%		10.71%	[3],[14],[15]
Par Amount	[15]	$ 893,000	[3],[14]	$ 551,000	[5],[11]
Cost		867,000	[3],[14],[15]	515,000	[5],[11],[15]	$ (46,000)
Fair Value		$ 867,000	[3],[14],[15]	$ 495,000	[5],[11],[15]	$ (10,000)
Percentage of Net Assets		0.06%	[3],[14],[15]	0.04%	[5],[11],[15]	0.00%		0.06%	[3],[14],[15]
Investment, Identifier [Axis]: FORTIS Solutions Group, LLC
Variable interest rate	[14],[23]	12.25%						12.25%
Interest Rate	[4],[5],[24],[25]			12.25%
Par Amount		$ 1,000,000,000	[14],[23]	$ 1,000,000,000	[4],[24]
Par Amount, Shares (in shares) | shares	[5],[25]			1,000,000
Cost		1,143,000	[14],[20],[23]	$ 1,041,000	[1],[4],[5],[24],[25]
Fair Value		$ 970,000	[14],[23]	$ 1,024,000	[4],[5],[24],[25]
Percentage of Net Assets		0.07%	[14],[23]	0.07%	[4],[5],[24],[25]			0.07%	[14],[23]
Investment, Identifier [Axis]: FORTIS Solutions Group, LLC 1
Variable interest rate		5.50%	[14],[18]	5.50%	[5],[19]	5.50%	[6],[19]	5.50%	[14],[18]
Interest Rate		11.04%	[14],[18]	9.73%	[5],[19]	6.25%	[6],[8],[19]	11.04%	[14],[18]
Par Amount		$ 26,776,000	[14],[18]	$ 26,980,000	[5],[19]	$ 19,430,000	[6],[19]
Cost		26,358,000	[14],[18]	26,513,000	[5],[19]	19,051,000	[1],[6],[19]
Fair Value		$ 26,744,000	[14],[18]	$ 26,101,000	[5],[19]	$ 19,051,000	[6],[19]
Percentage of Net Assets		1.81%	[14],[18]	1.87%	[5],[19]	1.60%	[6],[19]	1.81%	[14],[18]
Unused Fee Rate		1.00%				0.50%
Unfunded Commitment		$ 936,000				$ 7,871,000
Fair Value		$ (1,000)				$ (76,000)
Investment, Identifier [Axis]: FORTIS Solutions Group, LLC 2
Variable interest rate		5.50%	[14],[15],[18]	5.50%	[5],[11],[19]	5.50%	[6],[10],[19]	5.50%	[14],[15],[18]
Interest Rate		11.04%	[14],[15],[18]	9.73%	[5],[11],[19]	6.25%	[6],[8],[10],[19]	11.04%	[14],[15],[18]
Par Amount	[14],[15],[18]	$ 76,000
Cost		74,000	[14],[15],[18]	$ (2,000)	[5],[11],[19]	$ (76,000)	[1],[6],[10],[19]
Fair Value		$ 76,000	[14],[15],[18]	$ (3,000)	[5],[11],[19]	$ (76,000)	[6],[10],[19]
Percentage of Net Assets		0.01%	[14],[15],[18]	0.00%	[5],[11],[19]	(0.01%)	[6],[10],[19]	0.01%	[14],[15],[18]
Unused Fee Rate		0.50%				0.50%
Unfunded Commitment		$ 2,699,000				$ 2,699,000
Fair Value		$ (3,000)				$ (52,000)
Investment, Identifier [Axis]: FORTIS Solutions Group, LLC 3
Variable interest rate		5.50%	[14],[15],[18]	5.50%	[5],[11],[19]	5.50%	[6],[10],[19]	5.50%	[14],[15],[18]
Interest Rate		11.04%	[14],[15],[18]	9.73%	[5],[11],[19]	6.25%	[6],[8],[10],[19]	11.04%	[14],[15],[18]
Par Amount	[14],[15],[18]	$ 64,000
Cost		58,000	[14],[15],[18]	$ (7,000)	[5],[11],[19]	$ (52,000)	[1],[6],[10],[19]
Fair Value		$ 63,000	[14],[15],[18]	$ (33,000)	[5],[11],[19]	$ (52,000)	[6],[10],[19]
Percentage of Net Assets	[19]			0.00%	[5],[11]	0.00%	[6],[10]
Investment, Identifier [Axis]: FORTIS Solutions Group, LLC 4
Variable interest rate		5.50%	[14],[15],[18]	5.50%	[5],[11],[19]			5.50%	[14],[15],[18]
Interest Rate		11.04%	[14],[15],[18]	9.73%	[5],[11],[19]			11.04%	[14],[15],[18]
Par Amount	[5],[11],[19]			$ 360,000
Cost		$ (36,000)	[14],[15],[18]	317,000	[5],[11],[19]
Fair Value		$ (3,000)	[14],[15],[18]	$ 272,000	[5],[11],[19]
Percentage of Net Assets	[5],[11],[19]			0.02%
Investment, Identifier [Axis]: FPG Intermediate Holdco, LLC
Variable interest rate	[3]	6.50%	[14]	6.50%	[4],[5]			6.50%	[14]
Interest Rate	[3]	12.07%	[14]	10.92%	[4],[5],[7]			12.07%	[14]
Par Amount	[3]	$ 420,000	[14]	$ 497,000	[4],[5]
Cost	[3]	413,000	[14]	488,000	[4],[5],[9]
Fair Value	[3]	$ 411,000	[14]	$ 472,000	[4],[5]
Percentage of Net Assets	[3]	0.03%	[14]	0.03%	[4],[5]			0.03%	[14]
Investment, Identifier [Axis]: Familia Intermediate Holdings I Corp. (Teasdale Latin Foods)
Variable interest rate	[5],[32]			16.25%
Interest rate, PIK		16.25%	[14],[33]	16.25%	[4],[34]	16.25%	[6],[35]	16.25%	[14],[33]
Par Amount		$ 1,500,000	[14],[33]	$ 1,500,000	[4],[5],[32],[34]	$ 1,800,000	[6],[35]
Cost		1,500,000	[14],[20],[33]	1,500,000	[1],[4],[5],[32],[34]	1,777,000	[1],[6],[35]
Fair Value		$ 125,000	[14],[33]	$ 372,000	[4],[5],[32],[34]	$ 1,350,000	[6],[35]
Percentage of Net Assets		0.01%	[14],[33]	0.03%	[4],[5],[32],[34]	0.11%	[6],[35]	0.01%	[14],[33]
Investment, Identifier [Axis]: Fetch Insurance Services, LLC
Variable interest rate	[14]	12.75%						12.75%
Interest rate, PIK	[14]	3.75%						3.75%
Par Amount	[14]	$ 1,935,000
Cost	[14],[20]	1,886,000
Fair Value	[14]	$ 1,877,000
Percentage of Net Assets	[14]	0.13%						0.13%
Investment, Identifier [Axis]: Fetch Insurance Services, LLC (Fetch)
Variable interest rate	[5]			12.75%
Interest rate, PIK	[5]			3.75%
Interest Rate	[4]			12.75%
Par Amount	[4],[5]			$ 1,881,000
Cost	[1],[4],[5]			1,826,000
Fair Value	[4],[5]			$ 1,826,000
Percentage of Net Assets	[4],[5]			0.13%
Investment, Identifier [Axis]: Flexera Software, LLC
Variable interest rate		7.00%	[3],[14]	7.00%	[3],[4],[5]	7.00%	[6]	7.00%	[3],[14]
Interest Rate		12.43%	[3],[14],[27]	11.39%	[3],[4],[5],[22]	8.00%	[6],[8]	12.43%	[3],[14],[27]
Par Amount		$ 13,500,000	[3],[14]	$ 13,500,000	[3],[4],[5]	$ 13,500,000	[6]
Cost		13,296,000	[3],[14],[20]	13,277,000	[1],[3],[4],[5]	13,251,000	[1],[6]
Fair Value		$ 13,469,000	[3],[14]	$ 12,584,000	[3],[4],[5]	$ 13,500,000	[6]
Percentage of Net Assets		0.91%	[3],[14]	0.90%	[3],[4],[5]	1.14%	[6]	0.91%	[3],[14]
Investment, Identifier [Axis]: Fortis Solutions Group, LLC 1
Variable interest rate	[4],[18]			5.50%
Interest Rate	[4],[7],[18]			9.73%
Par Amount	[4],[18]			$ 26,980,000
Cost	[4],[9],[18]			26,513,000
Fair Value	[4],[18]			$ 26,101,000
Percentage of Net Assets	[4],[18]			1.87%
Unused Fee Rate				0.50%
Unfunded Commitment				$ 76,000
Fair Value				$ (2,000)
Investment, Identifier [Axis]: Fortis Solutions Group, LLC 2
Variable interest rate	[4],[12],[18]			5.50%
Interest Rate	[4],[7],[12],[18]			9.73%
Cost	[4],[9],[12],[18]			$ (2,000)
Fair Value	[4],[12],[18]			$ (3,000)
Unused Fee Rate				0.50%
Unfunded Commitment				$ 1,000,000
Fair Value				$ (33,000)
Investment, Identifier [Axis]: Fortis Solutions Group, LLC 3
Variable interest rate	[4],[12],[18]			5.50%
Interest Rate	[4],[7],[12],[18]			9.73%
Cost	[4],[9],[12],[18]			$ (7,000)
Fair Value	[4],[12],[18]			$ (33,000)
Unused Fee Rate				0.50%
Unfunded Commitment				$ 2,339,000
Fair Value				$ (76,000)
Investment, Identifier [Axis]: Fortis Solutions Group, LLC 4
Variable interest rate	[4],[12],[18]			5.50%
Interest Rate	[4],[7],[12],[18]			9.73%
Par Amount	[4],[12],[18]			$ 360,000
Cost	[4],[9],[12],[18]			317,000
Fair Value	[4],[12],[18]			$ 272,000
Percentage of Net Assets	[4],[12],[18]			0.02%
Investment, Identifier [Axis]: Foundation Risk Partners Corp.
Unused Fee Rate		0.38%		0.38%
Unfunded Commitment		$ 4,571,000		$ 2,689,000
Fair Value		$ (246,000)		$ (47,000)
Investment, Identifier [Axis]: Foundation Risk Partners Corp. 1
Variable interest rate		6.00%	[14],[18]	6.00%	[5],[19]	5.75%		6.00%	[14],[18]
Interest Rate		11.49%	[14],[18]	10.68%	[5],[19],[22]	6.50%		11.49%	[14],[18]
Par Amount		$ 42,641,000	[14],[18]	$ 42,966,000	[5],[19]	$ 43,291,000
Cost		42,141,000	[14],[18]	42,408,000	[1],[5],[19]	42,654,000
Fair Value		$ 40,343,000	[14],[18]	$ 42,218,000	[5],[19]	$ 42,654,000
Percentage of Net Assets		2.72%	[14],[18]	3.02%	[5],[19]	3.59%		2.72%	[14],[18]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 4,033,000
Fair Value						$ (47,000)
Investment, Identifier [Axis]: Foundation Risk Partners Corp. 2
Variable interest rate		6.00%	[14],[18]	6.00%	[5],[19]	5.75%		6.00%	[14],[18]
Interest Rate		11.49%	[14],[18]	10.68%	[5],[19],[22]	6.50%		11.49%	[14],[18]
Par Amount		$ 9,274,000	[14],[18]	$ 9,345,000	[5],[19]	$ 5,378,000
Cost		9,165,000	[14],[18]	9,222,000	[1],[5],[19]	5,269,000
Fair Value		$ 8,774,000	[14],[18]	$ 9,182,000	[5],[19]	$ 5,269,000
Percentage of Net Assets		0.59%	[14],[18]	0.66%	[5],[19]	0.44%		0.59%	[14],[18]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 4,571,000
Fair Value						$ (67,000)
Investment, Identifier [Axis]: Foundation Risk Partners Corp. 3
Variable interest rate		6.75%	[14],[15],[18]	6.00%	[5],[11],[15],[19]	5.75%		6.75%	[14],[15],[18]
Interest Rate		11.87%	[14],[15],[18]	10.32%	[5],[11],[15],[19],[22]	6.50%		11.87%	[14],[15],[18]
Par Amount	[5],[11],[15],[19]			$ 1,882,000
Cost		$ (47,000)	[14],[15],[18]	1,827,000	[1],[5],[11],[15],[19]	$ (67,000)
Fair Value		$ (246,000)	[14],[15],[18]	$ 1,803,000	[5],[11],[15],[19]	$ (67,000)
Percentage of Net Assets		(0.02%)	[14],[15],[18]	0.13%	[5],[11],[15],[19]	(0.01%)		(0.02%)	[14],[15],[18]
Investment, Identifier [Axis]: Frisbee Holding, LP (Fetch)
Par Amount	[4],[24]			$ 21,744,000
Par Amount, Shares (in shares) | shares	[5],[25]			21,744
Cost	[1],[4],[5],[24],[25]			$ 277,000
Fair Value	[4],[5],[24],[25]			$ 277,000
Percentage of Net Assets	[4],[5],[24],[25]			0.02%
Investment, Identifier [Axis]: Frisbee Holdings, LP (Fetch)
Par Amount	[14],[23]	$ 21,744,000
Cost	[14],[20],[23]	277,000
Fair Value	[14],[23]	$ 277,000
Percentage of Net Assets	[14],[23]	0.02%						0.02%
Investment, Identifier [Axis]: GC Waves Holdings, Inc.1
Variable interest rate	[14],[18]	6.00%						6.00%
Interest Rate	[14],[18]	11.42%						11.42%
Par Amount	[14],[18]	$ 2,307,000
Cost	[14],[18]	2,263,000
Fair Value	[14],[18]	$ 2,263,000
Percentage of Net Assets	[14],[18]	0.15%						0.15%
Unused Fee Rate		1.00%
Unfunded Commitment		$ 6,707,000
Fair Value		$ (161,000)
Investment, Identifier [Axis]: GC Waves Holdings, Inc.2
Variable interest rate	[14],[15],[18]	6.00%						6.00%
Interest Rate	[14],[15],[18]	11.42%						11.42%
Par Amount	[14],[15],[18]	$ 14,000
Cost	[14],[15],[18]	(148,000)
Fair Value	[14],[15],[18]	$ (148,000)
Percentage of Net Assets	[14],[15],[18]	(0.01%)						(0.01%)
Unused Fee Rate		1.00%
Unfunded Commitment		$ 4,000
Investment, Identifier [Axis]: GC Waves Holdings, Inc.3
Variable interest rate	[14],[15],[18]	6.00%						6.00%
Interest Rate	[14],[15],[18]	11.42%						11.42%
Cost	[14],[15],[18]	$ (6,000)
Fair Value	[14],[15],[18]	$ (6,000)
Unused Fee Rate		0.50%
Unfunded Commitment		$ 331,000
Fair Value		$ (6,000)
Investment, Identifier [Axis]: GS AcquisitionCo, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 2,420,000		$ 2,420,000
Fair Value		$ (6,000)		$ (58,000)
Investment, Identifier [Axis]: GS AcquisitionCo, Inc. 1
Variable interest rate		5.75%	[3],[13],[14]	5.75%	[3],[4],[5],[13],[16]	5.75%	[6],[21]	5.75%	[3],[13],[14]
Interest Rate		11.29%	[3],[13],[14],[27]	9.91%	[3],[4],[5],[13],[16]	6.75%	[6],[21]	11.29%	[3],[13],[14],[27]
Par Amount		$ 75,341,000	[3],[13],[14]	$ 75,927,000	[3],[4],[5],[13],[16]	$ 69,710,000	[6],[21]
Cost		74,944,000	[3],[13],[14],[20]	75,432,000	[3],[4],[5],[13],[16],[20]	69,108,000	[6],[21]
Fair Value		$ 75,167,000	[3],[13],[14]	$ 74,120,000	[3],[4],[5],[13],[16]	$ 69,361,000	[6],[21]
Percentage of Net Assets		5.07%	[3],[13],[14]	5.30%	[3],[4],[5],[13],[16]	5.84%	[6],[21]	5.07%	[3],[13],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 10,833,000
Fair Value						$ (54,000)
Investment, Identifier [Axis]: GS AcquisitionCo, Inc. 2
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[3],[4],[5],[14]	5.75%	[6],[10]	5.75%	[3],[14],[15]
Interest Rate		11.29%	[3],[14],[15],[27]	9.91%	[3],[4],[5],[14]	6.75%	[6],[10]	11.29%	[3],[14],[15],[27]
Cost		$ (15,000)	[3],[14],[15],[20]			$ (26,000)	[6],[10]
Fair Value		(6,000)	[3],[14],[15]			$ (54,000)	[6],[10]
Percentage of Net Assets				0.00%	[5]	0.00%	[6],[10]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 1,270,000
Fair Value						$ (6,000)
Investment, Identifier [Axis]: GS AcquisitionCo, Inc. 3
Variable interest rate				5.75%	[2],[3],[5],[11],[14]	5.75%	[6],[10]
Interest Rate				9.91%	[2],[3],[5],[11],[14]	6.75%	[6],[10]
Par Amount	[6],[10]					$ 1,149,000
Cost				$ (19,000)	[2],[3],[5],[11],[14],[20]	1,125,000	[6],[10]
Fair Value				$ (58,000)	[2],[3],[5],[11],[14]	$ 1,137,000	[6],[10]
Percentage of Net Assets				0.00%	[5],[11]	0.10%	[6],[10]
Investment, Identifier [Axis]: GSM Acquisition Corp.
Par Amount, Shares (in shares) | shares						4,500,000
Cost						$ 450,000
Fair Value						$ 1,242,000
Percentage of Net Assets						0.10%
Unused Fee Rate				0.50%
Unfunded Commitment				$ 4,280,000
Fair Value				(62,000)
Investment, Identifier [Axis]: GSM Acquisition Corp. (GSM Outdoors)
Par Amount		4,500,000	[14],[23]	$ 4,500,000	[4],[24]
Par Amount, Shares (in shares) | shares	[5],[25]			4,500
Cost		450,000	[14],[20],[23]	$ 450,000	[1],[4],[5],[24],[25]
Fair Value		$ 665,000	[14],[23]	$ 916,000	[4],[5],[24],[25]
Percentage of Net Assets		0.04%	[14],[23]	0.07%	[4],[5],[24],[25]			0.04%	[14],[23]
Unused Fee Rate		0.50%				0.50%
Unfunded Commitment		$ 4,280,000				$ 1,617,000
Fair Value		$ (91,000)
Investment, Identifier [Axis]: GSM Acquisition Corp. (GSM Outdoors) 1
Variable interest rate		5.00%	[3],[13],[14]	5.00%	[5],[16]	5.00%	[6],[21]	5.00%	[3],[13],[14]
Interest Rate		10.65%	[3],[13],[14]	9.84%	[5],[16]	6.00%	[6],[21],[22]	10.65%	[3],[13],[14]
Par Amount		$ 17,313,000	[3],[13],[14]	$ 17,447,000	[5],[16]	$ 47,701,000	[6],[21]
Cost		17,208,000	[3],[13],[14]	17,319,000	[5],[16]	47,196,000	[1],[6],[21]
Fair Value		$ 16,944,000	[3],[13],[14]	$ 17,194,000	[5],[16]	$ 47,701,000	[6],[21]
Percentage of Net Assets		1.14%	[3],[13],[14]	1.23%	[5],[16]	4.01%	[6],[21]	1.14%	[3],[13],[14]
Investment, Identifier [Axis]: GSM Acquisition Corp. (GSM Outdoors) 2
Variable interest rate		5.00%	[3],[14]	5.00%	[5]	5.00%	[6],[10]	5.00%	[3],[14]
Interest Rate		10.65%	[3],[14]	9.84%	[5]	6.00%	[6],[10],[22]	10.65%	[3],[14]
Par Amount		$ 4,456,000	[3],[14]	$ 4,490,000	[5]	$ 7,199,000	[6],[10]
Cost		4,420,000	[3],[14]	4,446,000	[5]	7,096,000	[1],[6],[10]
Fair Value		$ 4,361,000	[3],[14]	$ 4,425,000	[5]	$ 7,199,000	[6],[10]
Percentage of Net Assets		0.29%	[3],[14]	0.32%	[5]	0.61%	[6],[10]	0.29%	[3],[14]
Investment, Identifier [Axis]: GSM Acquisition Corp. (GSM Outdoors) 3
Variable interest rate		5.00%	[3],[14],[15]	5.00%	[5],[11]			5.00%	[3],[14],[15]
Interest Rate		10.65%	[3],[14],[15]	9.84%	[5],[11]			10.65%	[3],[14],[15]
Cost		$ (32,000)	[3],[14],[15]	$ (39,000)	[5],[11]
Fair Value		$ (91,000)	[3],[14],[15]	$ (62,000)	[5],[11]
Percentage of Net Assets		(0.01%)	[3],[14],[15]	0.00%	[5],[11]			(0.01%)	[3],[14],[15]
Investment, Identifier [Axis]: Galway Borrower, LLC 1
Variable interest rate		5.25%	[14],[18]	5.25%	[5],[15],[19]	5.25%		5.25%	[14],[18]
Interest Rate		10.85%	[14],[18]	9.98%	[5],[15],[19],[22]	6.00%		10.85%	[14],[18]
Par Amount		$ 33,165,000	[14],[18]	$ 32,271,000	[5],[15],[19]	$ 26,722,000
Cost		32,654,000	[14],[18]	31,721,000	[1],[5],[15],[19]	26,203,000
Fair Value		$ 32,082,000	[14],[18]	$ 30,880,000	[5],[15],[19]	$ 26,260,000
Percentage of Net Assets		2.17%	[14],[18]	2.21%	[5],[15],[19]	2.21%		2.17%	[14],[18]
Unused Fee Rate		1.00%		0.50%		0.50%
Unfunded Commitment		$ 1,712,000		$ 298,000		$ 4,311,000
Fair Value		$ (24,000)		$ (12,000)		$ (75,000)
Investment, Identifier [Axis]: Galway Borrower, LLC 2
Variable interest rate		5.25%	[14],[15],[18]	5.25%	[5],[11],[15],[19]	5.25%		5.25%	[14],[15],[18]
Interest Rate		10.85%	[14],[15],[18]	9.98%	[5],[11],[15],[19],[22]	6.00%		10.85%	[14],[15],[18]
Par Amount		$ 298,000	[14],[15],[18]			$ 1,843,000
Cost		273,000	[14],[15],[18]	$ (7,000)	[1],[5],[11],[15],[19]	1,766,000
Fair Value		$ 264,000	[14],[15],[18]	$ (13,000)	[5],[11],[15],[19]	$ 1,736,000
Percentage of Net Assets		0.02%	[14],[15],[18]	0.00%	[5],[11],[19]	0.15%		0.02%	[14],[15],[18]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 2,053,000		$ 2,053,000		$ 2,053,000
Fair Value		$ (68,000)		$ (88,000)		$ (36,000)
Investment, Identifier [Axis]: Galway Borrower, LLC 3
Variable interest rate		5.25%	[14],[15],[18]	5.25%	[5],[11],[15],[19]	5.25%		5.25%	[14],[15],[18]
Interest Rate		10.85%	[14],[15],[18]	9.98%	[5],[11],[15],[19],[22]	6.00%		10.85%	[14],[15],[18]
Cost		$ (27,000)	[14],[15],[18]	$ (32,000)	[1],[5],[11],[15],[19]	$ (39,000)
Fair Value		$ (68,000)	[14],[15],[18]	$ (88,000)	[5],[11],[15],[19]	$ (35,000)
Percentage of Net Assets				(0.01%)	[5],[11],[15],[19]	0.00%
Investment, Identifier [Axis]: Gateway US Holdings, Inc. 1
Variable interest rate		6.50%	[14],[18],[28]	6.50%	[29]			6.50%	[14],[18],[28]
Interest Rate		12.04%	[14],[18],[28]	11.23%	[29]			12.04%	[14],[18],[28]
Par Amount		$ 752,000	[14],[18],[28]	$ 750,000	[29]
Cost		746,000	[14],[18],[28]	744,000	[29]
Fair Value		$ 752,000	[14],[18],[28]	$ 736,000	[29]
Percentage of Net Assets		0.05%	[14],[18],[28]	0.05%	[29]			0.05%	[14],[18],[28]
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 6,000		$ 6,000
Fair Value				$ 0
Investment, Identifier [Axis]: Gateway US Holdings, Inc. 2
Variable interest rate	[15]	6.50%	[14],[18],[28]	6.50%	[29]			6.50%	[14],[18],[28]
Interest Rate	[15]	12.04%	[14],[18],[28]	11.23%	[29]			12.04%	[14],[18],[28]
Par Amount	[15]	$ 206,000	[14],[18],[28]	$ 165,000	[29]
Cost	[15]	204,000	[14],[18],[28]	164,000	[29]
Fair Value	[15]	$ 206,000	[14],[18],[28]	$ 162,000	[29]
Percentage of Net Assets	[15]	0.01%	[14],[18],[28]	0.01%	[29]			0.01%	[14],[18],[28]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 30,000		$ 14,000
Fair Value				$ 0
Investment, Identifier [Axis]: Gateway US Holdings, Inc. 3
Variable interest rate	[15]	6.50%	[14],[18],[28]	6.50%	[29]			6.50%	[14],[18],[28]
Interest Rate	[15]	12.04%	[14],[18],[28]	11.23%	[29]			12.04%	[14],[18],[28]
Par Amount	[15],[29]			$ 17,000
Cost	[15],[29]			16,000
Fair Value	[15],[29]			$ 16,000
Percentage of Net Assets	[29]			0.00%
Investment, Identifier [Axis]: Govbrands Intermediate, Inc. 1
Variable interest rate				5.50%		5.50%
Interest Rate				10.23%		6.25%
Par Amount				$ 39,759,000		$ 40,162,000
Cost				38,962,000		39,214,000
Fair Value				$ 37,942,000		$ 39,214,000
Percentage of Net Assets				2.72%		3.30%
Unused Fee Rate				1.00%		1.00%
Unfunded Commitment				$ 4,185,000		$ 4,185,000
Fair Value				$ (191,000)		$ (83,000)
Investment, Identifier [Axis]: Govbrands Intermediate, Inc. 2
Variable interest rate				5.50%	[15]	5.50%
Interest Rate				10.23%	[15]	6.25%
Par Amount				$ 8,969,000	[15]	$ 9,059,000
Cost				8,751,000	[15]	8,795,000
Fair Value				$ 8,367,000	[15]	$ 8,795,000
Percentage of Net Assets				0.60%	[15]	0.74%
Unused Fee Rate				0.50%		0.50%
Unfunded Commitment				$ 424,000		$ 4,237,000
Fair Value				$ (19,000)		$ (99,000)
Investment, Identifier [Axis]: Govbrands Intermediate, Inc. 3
Variable interest rate				5.50%	[15]	5.50%
Interest Rate				10.23%	[15]	6.25%
Par Amount	[15]			$ 3,814,000
Cost				3,733,000	[15]	$ (99,000)
Fair Value				$ 3,620,000	[15]	$ (99,000)
Percentage of Net Assets				0.26%	[15]	(0.01%)
Investment, Identifier [Axis]: GraphPad Software, LLC
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 875,000		$ 1,750,000		$ 1,750,000
Fair Value		$ (6,000)		$ (58,000)		$ (16,000)
Investment, Identifier [Axis]: GraphPad Software, LLC 1
Variable interest rate		5.50%	[3],[4],[13]	5.50%	[3],[4],[5],[16],[17]	5.50%	[6],[21]	5.50%	[3],[4],[13]
Interest Rate		10.94%	[3],[4],[13]	10.39%	[3],[4],[5],[7],[16],[17]	6.50%	[6],[8],[21]	10.94%	[3],[4],[13]
Par Amount		$ 14,844,000	[3],[4],[13]	$ 12,066,000	[3],[4],[5],[16],[17]	$ 15,110,000	[6],[21]
Cost		14,746,000	[3],[4],[13]	11,974,000	[3],[4],[5],[9],[16],[17]	14,971,000	[1],[6],[21]
Fair Value		$ 14,740,000	[3],[4],[13]	$ 11,668,000	[3],[4],[5],[16],[17]	$ 14,971,000	[6],[21]
Percentage of Net Assets		0.99%	[3],[4],[13]	0.84%	[3],[4],[5],[16],[17]	1.26%	[6],[21]	0.99%	[3],[4],[13]
Investment, Identifier [Axis]: GraphPad Software, LLC 2
Variable interest rate		5.00%	[2],[4]	5.50%	[3],[4],[5]	6.00%	[6],[10]	5.00%	[2],[4]
Interest Rate		13.50%	[2],[4]	10.39%	[3],[4],[5],[7]	7.00%	[6],[8],[10]	13.50%	[2],[4]
Par Amount	[4]	$ 875,000	[2]	$ 2,892,000	[3],[5]
Cost		865,000	[2],[4]	2,869,000	[3],[4],[5],[9]	$ (16,000)	[1],[6],[10]
Fair Value		$ 863,000	[2],[4]	$ 2,797,000	[3],[4],[5]	$ (16,000)	[6],[10]
Percentage of Net Assets		0.06%	[2],[4]	0.20%	[3],[4],[5]	0.00%	[6],[10]	0.06%	[2],[4]
Investment, Identifier [Axis]: GraphPad Software, LLC 3
Variable interest rate	[3],[4],[5],[11],[12]			5.50%
Interest Rate	[3],[4],[5],[7],[11],[12]			10.39%
Cost	[3],[4],[5],[9],[11],[12]			$ (13,000)
Fair Value	[3],[4],[5],[11],[12]			$ (58,000)
Percentage of Net Assets	[5],[11]			0.00%
Investment, Identifier [Axis]: Ground Penetrating Radar Systems, LLC
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 722,000		$ 1,181,000		$ 886,000
Fair Value		$ (8,000)		$ (30,000)
Investment, Identifier [Axis]: Ground Penetrating Radar Systems, LLC 1
Variable interest rate		4.50%	[3],[13],[14]	4.75%	[5],[16]	4.75%	[6],[21]	4.50%	[3],[13],[14]
Interest Rate		10.06%	[3],[13],[14]	9.39%	[5],[16]	5.75%	[6],[21],[22]	10.06%	[3],[13],[14]
Par Amount		$ 8,616,000	[3],[13],[14]	$ 10,306,000	[5],[16]	$ 8,771,000	[6],[21]
Cost		8,519,000	[3],[13],[14]	10,166,000	[5],[16]	8,619,000	[1],[6],[21]
Fair Value		$ 8,520,000	[3],[13],[14]	$ 10,045,000	[5],[16]	$ 8,771,000	[6],[21]
Percentage of Net Assets		0.58%	[3],[13],[14]	0.72%	[5],[16]	0.74%	[6],[21]	0.58%	[3],[13],[14]
Investment, Identifier [Axis]: Ground Penetrating Radar Systems, LLC 2
Variable interest rate		4.50%	[3],[13],[14]	4.75%	[5],[11],[15]	4.75%	[6],[10]	4.50%	[3],[13],[14]
Interest Rate		10.06%	[3],[13],[14]	9.39%	[5],[11],[15]	5.75%	[6],[10],[22]	10.06%	[3],[13],[14]
Par Amount		$ 1,612,000	[3],[13],[14]	$ 459,000	[5],[11],[15]	$ 755,000	[6],[10]
Cost		1,596,000	[3],[13],[14]	440,000	[5],[11],[15]	728,000	[1],[6],[10]
Fair Value		$ 1,594,000	[3],[13],[14]	$ 418,000	[5],[11],[15]	$ 755,000	[6],[10]
Percentage of Net Assets		0.11%	[3],[13],[14]	0.03%	[5],[11],[15]	0.06%	[6],[10]	0.11%	[3],[13],[14]
Investment, Identifier [Axis]: Ground Penetrating Radar Systems, LLC 3
Variable interest rate	[3],[14],[15]	4.50%						4.50%
Interest Rate	[3],[14],[15]	10.06%						10.06%
Par Amount	[3],[14],[15]	$ 919,000
Cost	[3],[14],[15]	905,000
Fair Value	[3],[14],[15]	$ 901,000
Percentage of Net Assets	[3],[14],[15]	0.06%						0.06%
Investment, Identifier [Axis]: Groundworks, LLC 1
Variable interest rate	[3],[13],[14]	6.50%						6.50%
Interest Rate	[3],[13],[14]	11.81%						11.81%
Par Amount	[3],[13],[14]	$ 1,057,000
Cost	[3],[13],[14]	1,027,000
Fair Value	[3],[13],[14]	$ 1,046,000
Percentage of Net Assets	[3],[13],[14]	0.07%						0.07%
Unused Fee Rate		1.00%		0.50%
Unfunded Commitment		$ 137,000		$ 1,607,000
Fair Value		$ (1,000)		$ 0
Investment, Identifier [Axis]: Groundworks, LLC 2
Variable interest rate	[3],[14],[15]	6.50%						6.50%
Interest Rate	[3],[14],[15]	11.81%						11.81%
Par Amount	[3],[14],[15]	$ 56,000
Cost	[3],[14],[15]	53,000
Fair Value	[3],[14],[15]	$ 54,000
Unused Fee Rate		0.50%
Unfunded Commitment		$ 62,000
Fair Value		$ (1,000)
Investment, Identifier [Axis]: Groundworks, LLC 3
Variable interest rate	[3],[14],[15]	6.50%						6.50%
Interest Rate	[3],[14],[15]	11.81%						11.81%
Cost	[3],[14],[15]	$ (2,000)
Fair Value	[3],[14],[15]	$ (1,000)
Investment, Identifier [Axis]: Gurobi Optimization, LLC
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 1,607,000		$ 1,607,000		$ 1,607,000
Investment, Identifier [Axis]: Gurobi Optimization, LLC 1
Variable interest rate		4.75%	[3],[13],[14]	5.00%	[3],[4],[5],[13],[16]	5.00%	[6],[21]	4.75%	[3],[13],[14]
Interest Rate		10.40%	[3],[13],[14],[27]	9.38%	[3],[4],[5],[13],[16]	6.00%	[6],[8],[21]	10.40%	[3],[13],[14],[27]
Par Amount		$ 12,991,000	[3],[13],[14]	$ 13,091,000	[3],[4],[5],[13],[16]	$ 13,226,000	[6],[21]
Cost		12,981,000	[3],[13],[14],[20]	13,048,000	[3],[4],[5],[13],[16],[20]	13,139,000	[1],[6],[21]
Fair Value		$ 12,991,000	[3],[13],[14]	$ 13,091,000	[3],[4],[5],[13],[16]	$ 13,226,000	[6],[21]
Percentage of Net Assets		0.88%	[3],[13],[14]	0.94%	[3],[4],[5],[13],[16]	1.11%	[6],[21]	0.88%	[3],[13],[14]
Investment, Identifier [Axis]: Gurobi Optimization, LLC 2
Variable interest rate		4.75%	[3],[14],[15]	5.00%	[2],[3],[4],[5],[11]	5.00%	[6],[10]	4.75%	[3],[14],[15]
Interest Rate		10.40%	[3],[14],[15],[27]	9.38%	[2],[3],[4],[5],[11]	6.00%	[6],[8],[10]	10.40%	[3],[14],[15],[27]
Cost		$ (1,000)	[3],[14],[15],[20]	$ (5,000)	[2],[3],[4],[5],[11],[20]	$ (10,000)	[1],[6],[10]
Percentage of Net Assets				0.00%	[5],[11]	0.00%	[6],[10]
Investment, Identifier [Axis]: Heartland Home Services
Variable interest rate	[14],[18]	5.75%						5.75%
Interest Rate	[14],[18]	11.07%						11.07%
Par Amount	[14],[18]	$ 1,950,000
Cost	[14],[18]	1,940,000
Fair Value	[14],[18]	$ 1,942,000
Percentage of Net Assets	[14],[18]	0.13%						0.13%
Unused Fee Rate				0.75%
Unfunded Commitment				$ 612,000
Fair Value				$ (18,000)
Investment, Identifier [Axis]: Heartland Home Services, Inc.
Variable interest rate	[4],[5],[11],[12],[18],[19]			5.75%
Interest Rate	[4],[5],[7],[11],[12],[18],[19]			10.10%
Par Amount	[4],[5],[11],[12],[18],[19]			$ 1,877,000
Cost	[4],[5],[9],[11],[12],[18],[19]			1,860,000
Fair Value	[4],[5],[11],[12],[18],[19]			$ 1,802,000
Percentage of Net Assets	[4],[5],[11],[12],[18],[19]			0.13%
Unused Fee Rate				0.75%
Unfunded Commitment				$ 612,000
Fair Value				$ (18,000)
Investment, Identifier [Axis]: Heartland Veterinary Partners, LLC
Unused Fee Rate		0.50%		0.50%		0.75%
Unfunded Commitment		$ 375,000		$ 88,000		$ 955,000
Fair Value		$ (6,000)		$ (7,000)		$ (7,000)
Investment, Identifier [Axis]: Heartland Veterinary Partners, LLC 1
Variable interest rate		4.75%	[3],[14],[15]	4.75%		4.75%	[6]	4.75%	[3],[14],[15]
Interest Rate		10.17%	[3],[14],[15]	9.56%		5.75%	[6],[8]	10.17%	[3],[14],[15]
Par Amount		$ 1,852,000	[3],[14],[15]	$ 1,866,000		$ 1,885,000	[6]
Cost		1,839,000	[3],[14],[15]	1,851,000		1,866,000	[1],[6]
Fair Value		$ 1,824,000	[3],[14],[15]	$ 1,812,000		$ 1,866,000	[6]
Percentage of Net Assets		0.12%	[3],[14],[15]	0.13%		0.16%	[6]	0.12%	[3],[14],[15]
Unused Fee Rate				1.00%		0.75%
Unfunded Commitment				$ 1,255,000		$ 3,816,000
Fair Value				$ (36,000)		$ (37,000)
Investment, Identifier [Axis]: Heartland Veterinary Partners, LLC 2
Variable interest rate		4.75%	[3],[14]	4.75%	[15]	4.75%	[6],[10]	4.75%	[3],[14]
Interest Rate		10.17%	[3],[14]	9.56%	[15]	5.75%	[6],[8],[10]	10.17%	[3],[14]
Par Amount		$ 4,192,000	[3],[14]	$ 2,969,000	[15]	$ 424,000	[6],[10]
Cost		4,166,000	[3],[14]	2,936,000	[15]	383,000	[1],[6],[10]
Fair Value		$ 4,130,000	[3],[14]	$ 2,847,000	[15]	$ 383,000	[6],[10]
Percentage of Net Assets		0.28%	[3],[14]	0.20%	[15]	0.03%	[6],[10]	0.28%	[3],[14]
Unused Fee Rate				0.50%		0.50%
Unfunded Commitment				$ 375,000		$ 375,000
Fair Value				$ (11,000)		$ (4,000)
Investment, Identifier [Axis]: Heartland Veterinary Partners, LLC 3
Variable interest rate		4.75%	[3],[14],[15]	4.75%	[15]	4.75%	[6],[10]	4.75%	[3],[14],[15]
Interest Rate		10.17%	[3],[14],[15]	9.56%	[15]	5.75%	[6],[8],[10]	10.17%	[3],[14],[15]
Cost		$ (2,000)	[3],[14],[15]	$ (3,000)	[15]	$ (4,000)	[1],[6],[10]
Fair Value		$ (6,000)	[3],[14],[15]	$ (11,000)	[15]	$ (4,000)	[6],[10]
Percentage of Net Assets				0.00%		0.00%	[6],[10]
Investment, Identifier [Axis]: Heartland Veterinary Partners, LLC 4
Variable interest rate		8.00%	[3],[14]	8.00%	[3],[4],[5]	8.00%	[6]	8.00%	[3],[14]
Interest Rate		13.42%	[3],[14],[27]	12.81%	[3],[4],[5]	9.00%	[6],[8]	13.42%	[3],[14],[27]
Par Amount		$ 3,960,000	[3],[14]	$ 3,960,000	[3],[4],[5]	$ 3,960,000	[6]
Cost		3,900,000	[3],[14],[20]	3,892,000	[3],[4],[5]	3,881,000	[1],[6]
Fair Value		$ 3,869,000	[3],[14]	$ 3,624,000	[3],[4],[5]	$ 3,882,000	[6]
Percentage of Net Assets		0.26%	[3],[14]	0.26%	[3],[4],[5]	0.33%	[6]	0.26%	[3],[14]
Investment, Identifier [Axis]: Heartland Veterinary Partners, LLC 5
Variable interest rate		8.00%	[3],[14]	8.00%	[2],[3],[4],[5],[11]	8.00%	[6],[10]	8.00%	[3],[14]
Interest Rate		13.42%	[3],[14],[27]	12.81%	[2],[3],[4],[5],[11]	9.00%	[6],[8],[10]	13.42%	[3],[14],[27]
Par Amount		$ 1,540,000	[3],[14]	$ 1,452,000	[2],[3],[4],[5],[11]	$ 585,000	[6],[10]
Cost		1,515,000	[3],[14],[20]	1,426,000	[2],[3],[4],[5],[11]	574,000	[1],[6],[10]
Fair Value		$ 1,505,000	[3],[14]	$ 1,322,000	[2],[3],[4],[5],[11]	$ 574,000	[6],[10]
Percentage of Net Assets		0.10%	[3],[14]	0.09%	[2],[3],[4],[5],[11]	0.05%	[6],[10]	0.10%	[3],[14]
Investment, Identifier [Axis]: Helios Service Partners, LLC 1
Variable interest rate	[3],[4]	6.25%						6.25%
Interest Rate	[3],[4]	11.88%						11.88%
Par Amount	[3],[4]	$ 6,859,000
Cost	[3],[4]	6,693,000
Fair Value	[3],[4]	$ 6,693,000
Percentage of Net Assets	[3],[4]	0.45%						0.45%
Unused Fee Rate		1.00%
Unfunded Commitment		$ 12,898,000
Fair Value		$ (155,000)
Investment, Identifier [Axis]: Helios Service Partners, LLC 2
Variable interest rate	[2],[3],[4]	6.25%						6.25%
Interest Rate	[2],[3],[4]	11.88%						11.88%
Cost	[2],[3],[4]	$ (155,000)
Fair Value	[2],[3],[4]	$ (155,000)
Percentage of Net Assets	[2],[3],[4]	(0.01%)						(0.01%)
Unused Fee Rate		0.50%
Unfunded Commitment		$ 826,000
Fair Value		$ (20,000)
Investment, Identifier [Axis]: Helios Service Partners, LLC 3
Variable interest rate	[3],[14],[15]	6.25%						6.25%
Interest Rate	[3],[14],[15]	11.88%						11.88%
Par Amount	[3],[14],[15]	$ 464,000
Cost	[3],[14],[15]	433,000
Fair Value	[3],[14],[15]	$ 433,000
Percentage of Net Assets	[3],[14],[15]	0.03%						0.03%
Investment, Identifier [Axis]: Help HP SCF Investor, LP (Help/Systems)
Par Amount	[23],[28]	$ 9,619,564,000
Par Amount, Shares (in shares) | shares						12,460,000
Cost		12,460,000	[20],[23],[28]	$ 12,460,000	[1],[24],[25],[29],[30]	$ 13,751,000
Fair Value		$ 14,705,000	[23],[28]	$ 14,732,000	[24],[25],[29],[30]	$ 1,160
Percentage of Net Assets		0.99%	[23],[28]	1.05%	[24],[25],[29],[30]	0.00%		0.99%	[23],[28]
Investment, Identifier [Axis]: Help/Systems Holdings, Inc.
Variable interest rate		6.75%	[18]	6.75%	[4],[5],[18],[19]	6.75%	[6],[19]	6.75%	[18]
Interest Rate		12.35%	[18],[27]	10.94%	[4],[5],[18],[19],[22]	7.50%	[6],[8],[19]	12.35%	[18],[27]
Par Amount		$ 17,500,000	[18]	$ 17,500,000	[4],[5],[18],[19]	$ 17,500,000	[6],[19]
Cost		17,500,000	[18],[20]	17,500,000	[1],[4],[5],[18],[19]	17,500,000	[1],[6],[19]
Fair Value		$ 15,050,000	[18]	$ 16,189,000	[4],[5],[18],[19]	$ 17,500,000	[6],[19]
Percentage of Net Assets		1.02%	[18]	1.16%	[4],[5],[18],[19]	1.47%	[6],[19]	1.02%	[18]
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc.
Variable interest rate	[5],[16],[19]			5.25%
Interest Rate	[5],[16],[19],[22]			9.63%
Par Amount	[5],[16],[19]			$ 18,482,000
Cost	[1],[5],[16],[19]			18,287,000
Fair Value	[5],[16],[19]			$ 17,986,000
Percentage of Net Assets	[5],[16],[19]			1.29%
Unused Fee Rate		1.00%
Unfunded Commitment		$ 3,754,000
Fair Value		$ (18,000)
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. 1
Variable interest rate		5.50%	[3],[13],[14]			5.50%		5.50%	[3],[13],[14]
Interest Rate		10.92%	[3],[13],[14]			6.25%		10.92%	[3],[13],[14]
Par Amount		$ 18,342,000	[3],[13],[14]			$ 14,558,000
Cost		18,157,000	[3],[13],[14]			14,374,000
Fair Value		$ 18,157,000	[3],[13],[14]			$ 14,413,000
Percentage of Net Assets		1.23%	[3],[13],[14]			1.21%		1.23%	[3],[13],[14]
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. 2
Variable interest rate		5.50%	[3],[14],[15]			5.50%		5.50%	[3],[14],[15]
Interest Rate		10.92%	[3],[14],[15]			6.25%		10.92%	[3],[14],[15]
Par Amount						$ 4,110,000
Cost		$ (18,000)	[3],[14],[15]			4,055,000
Fair Value		$ (18,000)	[3],[14],[15]			$ 4,069,000
Percentage of Net Assets						0.34%
Investment, Identifier [Axis]: High Street Buyer, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 2,136,000		$ 2,136,000
Fair Value				$ (62,000)
Investment, Identifier [Axis]: High Street Buyer, Inc. 1
Variable interest rate		6.00%	[13],[14],[18]	6.00%	[5],[16],[19]	6.00%		6.00%	[13],[14],[18]
Interest Rate		11.54%	[13],[14],[18]	10.73%	[5],[16],[19],[22]	6.75%		11.54%	[13],[14],[18]
Par Amount		$ 9,916,000	[13],[14],[18]	$ 9,992,000	[5],[16],[19]	$ 10,093,000
Cost		9,774,000	[13],[14],[18]	9,832,000	[1],[5],[16],[19]	9,908,000
Fair Value		$ 9,916,000	[13],[14],[18]	$ 9,702,000	[5],[16],[19]	$ 10,093,000
Percentage of Net Assets		0.67%	[13],[14],[18]	0.69%	[5],[16],[19]	0.85%		0.67%	[13],[14],[18]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 3,385,000
Investment, Identifier [Axis]: High Street Buyer, Inc. 2
Variable interest rate		6.00%	[13],[14],[18]	6.00%	[5],[16],[19]	6.00%		6.00%	[13],[14],[18]
Interest Rate		11.54%	[13],[14],[18]	10.73%	[5],[16],[19],[22]	6.75%		11.54%	[13],[14],[18]
Par Amount		$ 39,821,000	[13],[14],[18]	$ 40,125,000	[5],[16],[19]	$ 37,138,000
Cost		39,232,000	[13],[14],[18]	39,459,000	[1],[5],[16],[19]	36,402,000
Fair Value		$ 39,821,000	[13],[14],[18]	$ 38,961,000	[5],[16],[19]	$ 37,138,000
Percentage of Net Assets		2.69%	[13],[14],[18]	2.79%	[5],[16],[19]	3.12%		2.69%	[13],[14],[18]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 2,136,000
Investment, Identifier [Axis]: High Street Buyer, Inc. 3
Variable interest rate		6.00%	[14],[15],[18]	6.00%	[5],[11],[15],[19]	6.00%		6.00%	[14],[15],[18]
Interest Rate		11.54%	[14],[15],[18]	10.73%	[5],[11],[15],[19],[22]	6.75%		11.54%	[14],[15],[18]
Cost		$ (25,000)	[14],[15],[18]	$ (31,000)	[1],[5],[11],[15],[19]	$ (38,000)
Fair Value	[5],[11],[15],[19]			$ (62,000)
Percentage of Net Assets				0.00%	[5],[11],[19]	0.00%
Investment, Identifier [Axis]: Hyland Software, Inc.
Unused Fee Rate		0.50%
Unfunded Commitment		$ 1,879,000
Fair Value		$ (28,000)
Investment, Identifier [Axis]: Hyland Software, Inc.1
Variable interest rate	[13],[14],[18]	6.00%						6.00%
Interest Rate	[13],[14],[18]	11.32%						11.32%
Par Amount	[13],[14],[18]	$ 39,656,000
Cost	[13],[14],[18]	39,062,000
Fair Value	[13],[14],[18]	$ 39,062,000
Percentage of Net Assets	[13],[14],[18]	2.64%						2.64%
Investment, Identifier [Axis]: Hyland Software, Inc.2
Variable interest rate	[14],[15],[18]	6.00%						6.00%
Interest Rate	[14],[15],[18]	11.32%						11.32%
Cost	[14],[15],[18]	$ (28,000)
Fair Value	[14],[15],[18]	$ (28,000)
Investment, Identifier [Axis]: IQN Holding Corp., dba Beeline
Unused Fee Rate						0.50%
Unfunded Commitment						$ 4,545,000
Investment, Identifier [Axis]: Idera, Inc.
Variable interest rate		6.75%	[14],[18]	6.75%	[4],[5],[18],[19]	6.75%	[6],[19]	6.75%	[14],[18]
Interest Rate		12.27%	[14],[18],[27]	10.50%	[4],[5],[18],[19],[22]	7.50%	[6],[8],[19]	12.27%	[14],[18],[27]
Par Amount		$ 3,887,000	[14],[18]	$ 3,887,000	[4],[5],[18],[19]	$ 3,887,000	[6],[19]
Cost		3,865,000	[14],[18],[20]	3,863,000	[1],[4],[5],[18],[19]	3,860,000	[1],[6],[19]
Fair Value		$ 3,887,000	[14],[18]	$ 3,642,000	[4],[5],[18],[19]	$ 3,887,000	[6],[19]
Percentage of Net Assets		0.26%	[14],[18]	0.26%	[4],[5],[18],[19]	0.33%	[6],[19]	0.26%	[14],[18]
Investment, Identifier [Axis]: Infinite Bidco, LLC
Variable interest rate	[14],[26]	6.25%						6.25%
Interest Rate	[14],[26]	11.27%						11.27%
Par Amount	[14],[26]	$ 12,391,000
Cost	[14],[26]	12,058,000
Fair Value	[14],[26]	$ 12,274,000
Percentage of Net Assets	[14],[26]	0.83%						0.83%
Unused Fee Rate				1.00%		1.00%
Unfunded Commitment				$ 8,500,000		$ 8,500,000
Fair Value				$ (269,000)
Investment, Identifier [Axis]: Infinite Bidco, LLC 1
Variable interest rate		7.00%	[26]	7.00%	[4],[5],[26],[36]	7.00%	[6],[36]	7.00%	[26]
Interest Rate		12.43%	[26],[27]	11.73%	[4],[5],[26],[36]	7.50%	[6],[8],[36]	12.43%	[26],[27]
Par Amount		$ 25,500,000	[26]	$ 17,000,000	[4],[5],[26],[36]	$ 17,000,000	[6],[36]
Cost		25,444,000	[20],[26]	16,939,000	[4],[5],[26],[36]	16,931,000	[1],[6],[36]
Fair Value		$ 22,121,000	[26]	$ 16,463,000	[4],[5],[26],[36]	$ 17,000,000	[6],[36]
Percentage of Net Assets		1.49%	[26]	1.18%	[4],[5],[26],[36]	1.43%	[6],[36]	1.49%	[26]
Investment, Identifier [Axis]: Infinite Bidco, LLC 2
Variable interest rate	[36]			7.00%	[2],[4],[5],[11],[26]	7.00%	[6],[10]
Interest Rate	[36]			11.73%	[2],[4],[5],[11],[26]	7.50%	[6],[8],[10]
Cost	[1],[6],[10],[36]					$ (19,000)
Fair Value	[2],[4],[5],[11],[26],[36]			$ (269,000)
Percentage of Net Assets	[36]			(0.02%)	[2],[4],[5],[11],[26]	0.00%	[6],[10]
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC
Variable interest rate	[14],[23]	10.50%						10.50%
Interest Rate	[4],[5],[24],[25]			10.50%
Par Amount		$ 3,250,000,000	[14],[23]	$ 3,250,000,000	[4],[24]
Par Amount, Shares (in shares) | shares				3,250,000	[5],[25]	3,250,000,000
Cost		3,851,000	[14],[20],[23]	$ 3,555,000	[1],[4],[5],[24],[25]	$ 3,185,000
Fair Value		$ 3,835,000	[14],[23]	$ 3,165,000	[4],[5],[24],[25]	$ 3,185,000
Percentage of Net Assets		0.26%	[14],[23]	0.23%	[4],[5],[24],[25]	0.27%		0.26%	[14],[23]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 3,056,000
Fair Value						$ (38,000)
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC 1
Variable interest rate		6.05%	[13],[14],[18]	6.05%	[5],[16],[19]	5.50%		6.05%	[13],[14],[18]
Interest Rate		11.50%	[13],[14],[18]	10.81%	[5],[16],[19],[22]	6.25%		11.50%	[13],[14],[18]
Par Amount		$ 393,000	[13],[14],[18]	$ 44,059,000	[5],[16],[19]	$ 58,911,000
Cost		385,000	[13],[14],[18]	43,688,000	[1],[5],[16],[19]	58,193,000
Fair Value		$ 385,000	[13],[14],[18]	$ 42,808,000	[5],[16],[19]	$ 58,193,000
Percentage of Net Assets		0.03%	[13],[14],[18]	3.06%	[5],[16],[19]	4.90%		0.03%	[13],[14],[18]
Unused Fee Rate		1.00%
Unfunded Commitment		$ 163,000
Fair Value		$ (3,000)
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC 2
Variable interest rate		6.00%	[13],[14],[15],[18]	6.05%	[5],[19]	5.75%		6.00%	[13],[14],[15],[18]
Interest Rate		11.45%	[13],[14],[15],[18]	10.81%	[5],[19],[22]	6.75%		11.45%	[13],[14],[15],[18]
Par Amount		$ 85,297,000	[13],[14],[15],[18]	$ 24,599,000	[5],[19]	$ 24,849,000
Cost		84,589,000	[13],[14],[15],[18]	24,373,000	[1],[5],[19]	24,545,000
Fair Value		$ 83,590,000	[13],[14],[15],[18]	$ 23,900,000	[5],[19]	$ 24,545,000
Percentage of Net Assets		5.64%	[13],[14],[15],[18]	1.71%	[5],[19]	2.07%		5.64%	[13],[14],[15],[18]
Unused Fee Rate		1.00%
Unfunded Commitment		$ 52,000
Fair Value		$ (1,000)
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC 3
Variable interest rate		6.00%	[13],[14],[15],[18]	6.05%	[5],[19]			6.00%	[13],[14],[15],[18]
Interest Rate		11.45%	[13],[14],[15],[18]	10.81%	[5],[19],[22]			11.45%	[13],[14],[15],[18]
Par Amount		$ 99,000	[13],[14],[15],[18]	$ 17,290,000	[5],[19]
Cost		96,000	[13],[14],[15],[18]	17,108,000	[1],[5],[19]
Fair Value		$ 94,000	[13],[14],[15],[18]	$ 16,799,000	[5],[19]
Percentage of Net Assets		0.01%	[13],[14],[15],[18]	1.20%	[5],[19]			0.01%	[13],[14],[15],[18]
Investment, Identifier [Axis]: Integrity Marketing Acquisition, LLC 4
Variable interest rate	[14],[15],[18]	6.50%						6.50%
Interest Rate	[14],[15],[18]	11.95%						11.95%
Cost	[14],[15],[18]	$ (2,000)
Fair Value	[14],[15],[18]	$ (1,000)
Investment, Identifier [Axis]: Intelerad Medical Systems Incorporated
Variable interest rate	[29]			6.50%
Interest Rate	[29]			11.23%
Par Amount	[29]			$ 500,000
Cost	[29]			486,000
Fair Value	[29]			$ 489,000
Percentage of Net Assets	[29]			0.03%
Unused Fee Rate		0.50%
Unfunded Commitment		$ 10,000
Fair Value		$ (1,000)
Investment, Identifier [Axis]: Intelerad Medical Systems Incorporated 1
Variable interest rate		6.50%	[3],[14],[28]			5.50%	[6],[21]	6.50%	[3],[14],[28]
Interest Rate		12.01%	[3],[14],[28]			6.50%	[6],[21],[22]	12.01%	[3],[14],[28]
Par Amount		$ 496,000	[3],[14],[28]			$ 44,355,000	[6],[21]
Cost		485,000	[3],[14],[28]			44,205,000	[1],[6],[21]
Fair Value		$ 468,000	[3],[14],[28]			$ 44,355,000	[6],[21]
Percentage of Net Assets		0.03%	[3],[14],[28]			3.73%	[6],[21]	0.03%	[3],[14],[28]
Investment, Identifier [Axis]: Intelerad Medical Systems Incorporated 2
Variable interest rate		6.50%	[3],[14],[15],[28]			5.50%	[6],[10]	6.50%	[3],[14],[15],[28]
Interest Rate		12.01%	[3],[14],[15],[28]			6.50%	[6],[10],[22]	12.01%	[3],[14],[15],[28]
Par Amount	[3],[14],[15],[28]	$ 24,000
Cost		23,000	[3],[14],[15],[28]			$ (10,000)	[1],[6],[10]
Fair Value	[3],[14],[15],[28]	$ 22,000
Percentage of Net Assets	[6],[10]					0.00%
Investment, Identifier [Axis]: Investment One
Interest rate floor		1.00%		1.00%				1.00%
Investment, Identifier [Axis]: Investment Three
Interest rate floor		0.50%		0.50%				0.50%
Investment, Identifier [Axis]: Investment Two
Interest rate floor		0.75%		0.75%				0.75%
Investment, Identifier [Axis]: Jonathan Acquisition Company
Variable interest rate		5.00%	[3],[4]	5.00%	[3],[4]	5.00%	[31]	5.00%	[3],[4]
Interest Rate		10.49%	[3],[4],[7]	9.73%	[3],[4],[7]	6.00%	[22],[31]	10.49%	[3],[4],[7]
Par Amount		$ 2,691,000	[3],[4]	$ 2,712,000	[3],[4]	$ 2,739,000	[31]
Cost		2,645,000	[3],[4],[20]	2,656,000	[3],[4],[20]	2,671,000	[1],[31]
Fair Value		$ 2,658,000	[3],[4]	$ 2,641,000	[3],[4]	$ 2,671,000	[31]
Percentage of Net Assets		0.18%	[3],[4]	0.19%	[3],[4]	0.22%	[31]	0.18%	[3],[4]
Investment, Identifier [Axis]: KENG Acquisition, Inc 1
Variable interest rate	[3],[14]	6.25%						6.25%
Interest Rate	[3],[14]	11.64%						11.64%
Par Amount	[3],[14]	$ 3,221,000
Cost	[3],[14]	3,142,000
Fair Value	[3],[14]	$ 3,142,000
Percentage of Net Assets	[3],[14]	0.21%						0.21%
Unused Fee Rate		1.00%
Unfunded Commitment		$ 2,040,000
Fair Value		$ (24,000)
Investment, Identifier [Axis]: KENG Acquisition, Inc 2
Variable interest rate	[3],[14],[15]	6.25%						6.25%
Interest Rate	[3],[14],[15]	11.64%						11.64%
Par Amount	[3],[14],[15]	$ 400,000
Cost	[3],[14],[15]	365,000
Fair Value	[3],[14],[15]	$ 371,000
Percentage of Net Assets	[3],[14],[15]	0.03%						0.03%
Unused Fee Rate		0.50%
Unfunded Commitment		$ 781,000
Fair Value		$ (19,000)
Investment, Identifier [Axis]: KENG Acquisition, Inc 3
Variable interest rate	[3],[14],[15]	6.25%						6.25%
Interest Rate	[3],[14],[15]	11.64%						11.64%
Par Amount	[3],[14],[15]	$ 98,000
Cost	[3],[14],[15]	76,000
Fair Value	[3],[14],[15]	$ 76,000
Percentage of Net Assets	[3],[14],[15]	0.01%						0.01%
Investment, Identifier [Axis]: KPSKY Acquisition, Inc.
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 1,126,000		$ 3,413,000		$ 1,980,000
Fair Value		$ (20,000)		$ (154,000)		$ (29,000)
Investment, Identifier [Axis]: KPSKY Acquisition, Inc. 1
Variable interest rate		5.25%	[14],[18]	5.50%	[4],[5],[18],[19]	5.50%	[6],[19]	5.25%	[14],[18]
Interest Rate		10.72%	[14],[18]	9.89%	[4],[5],[7],[18],[19]	6.25%	[6],[8],[19]	10.72%	[14],[18]
Par Amount		$ 33,951,000	[14],[18]	$ 34,211,000	[4],[5],[18],[19]	$ 34,557,000	[6],[19]
Cost		33,423,000	[14],[18]	33,621,000	[4],[5],[9],[18],[19]	33,882,000	[1],[6],[19]
Fair Value		$ 33,353,000	[14],[18]	$ 32,668,000	[4],[5],[18],[19]	$ 33,882,000	[6],[19]
Percentage of Net Assets		2.25%	[14],[18]	2.34%	[4],[5],[18],[19]	2.85%	[6],[19]	2.25%	[14],[18]
Investment, Identifier [Axis]: KPSKY Acquisition, Inc. 2
Variable interest rate		5.25%	[14],[15],[18]	4.53%	[4],[5],[11],[12],[18],[19]	4.50%	[6],[10]	5.25%	[14],[15],[18]
Interest Rate		10.72%	[14],[15],[18]	12.03%	[4],[5],[7],[11],[12],[18],[19]	7.75%	[6],[8],[10]	10.72%	[14],[15],[18]
Par Amount		$ 6,648,000	[14],[15],[18]	$ 4,420,000	[4],[5],[11],[12],[18],[19]	$ 1,975,000	[6],[10]
Cost		6,529,000	[14],[15],[18]	4,311,000	[4],[5],[9],[11],[12],[18],[19]	1,917,000	[1],[6],[10]
Fair Value		$ 6,510,000	[14],[15],[18]	$ 4,066,000	[4],[5],[11],[12],[18],[19]	$ 1,917,000	[6],[10]
Percentage of Net Assets		0.44%	[14],[15],[18]	0.29%	[4],[5],[11],[12],[18],[19]	0.16%	[6],[10]	0.44%	[14],[15],[18]
Investment, Identifier [Axis]: KWOR Acquisition, Inc. 1
Variable interest rate		5.25%	[3],[14]	5.25%	[5],[14],[18],[19]	5.25%	[6],[19]	5.25%	[3],[14]
Interest Rate		10.67%	[3],[14]	9.63%	[5],[14],[18],[19],[22]	6.00%	[6],[8],[19]	10.67%	[3],[14]
Par Amount		$ 5,347,000	[3],[14]	$ 5,376,000	[14],[18]	$ 878,000	[6],[19]
Par Amount, Shares (in shares) | shares	[5],[19]			5,376
Cost		5,260,000	[3],[14]	$ 5,280,000	[1],[5],[14],[18],[19]	865,000	[1],[6],[19]
Fair Value		$ 5,248,000	[3],[14]	$ 5,096,000	[5],[14],[18],[19]	$ 865,000	[6],[19]
Percentage of Net Assets		0.35%	[3],[14]	0.36%	[5],[14],[18],[19]	0.07%	[6],[19]	0.35%	[3],[14]
Unused Fee Rate		1.00%		1.00%		0.50%
Unfunded Commitment		$ 3,473,000		$ 4,777,000		$ 110,000
Fair Value		$ (64,000)		$ (248,000)		$ (2,000)
Investment, Identifier [Axis]: KWOR Acquisition, Inc. 2
Variable interest rate		5.25%	[3],[14],[15]	5.25%	[5],[11],[14],[15],[18],[19]	4.25%	[6],[10]	5.25%	[3],[14],[15]
Interest Rate		10.67%	[3],[14],[15]	9.63%	[5],[11],[14],[15],[18],[19],[22]	7.50%	[6],[8],[10]	10.67%	[3],[14],[15]
Par Amount		$ 1,304,000	[3],[14],[15]			$ 12,000	[6],[10]
Par Amount, Shares (in shares) | shares	[5],[11],[19]			0
Cost		1,253,000	[3],[14],[15]	$ (44,000)	[1],[5],[11],[14],[15],[18],[19]	10,000	[1],[6],[10]
Fair Value		$ 1,216,000	[3],[14],[15]	$ (248,000)	[5],[11],[14],[15],[18],[19]	$ 10,000	[6],[10]
Percentage of Net Assets		0.08%	[3],[14],[15]	(0.02%)	[5],[11],[14],[15],[18],[19]	0.00%	[6],[10]	0.08%	[3],[14],[15]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 55,000		$ 122,000
Fair Value		$ (1,000)		$ (6,000)
Investment, Identifier [Axis]: KWOR Acquisition, Inc. 3
Variable interest rate	[14],[15]	4.25%		4.25%	[5],[11],[18],[19]			4.25%
Interest Rate	[14],[15]	12.75%		11.75%	[5],[11],[18],[19],[22]			12.75%
Par Amount	[14],[15]	$ 67,000
Par Amount, Shares (in shares) | shares	[5],[11],[19]			0
Cost	[14],[15]	66,000		$ (1,000)	[1],[5],[11],[18],[19]
Fair Value	[14],[15]	$ 65,000		$ (6,000)	[5],[11],[18],[19]
Percentage of Net Assets	[5],[11],[19]			0.00%
Investment, Identifier [Axis]: Kaseya, Inc. 1
Variable interest rate	[18]	6.25%	[14]	5.75%	[4],[5],[19]			6.25%	[14]
Interest rate, PIK	[14],[18]	2.50%						2.50%
Interest Rate	[18]	11.62%	[14],[27]	10.33%	[4],[5],[19]			11.62%	[14],[27]
Par Amount	[18]	$ 14,129,000	[14]	$ 14,099,000	[4],[5],[19]
Cost	[18],[20]	13,947,000	[14]	13,899,000	[4],[5],[19]
Fair Value	[18]	$ 14,009,000	[14]	$ 13,484,000	[4],[5],[19]
Percentage of Net Assets	[18]	0.95%	[14]	0.97%	[4],[5],[19]			0.95%	[14]
Unused Fee Rate		1.00%		0.50%
Unfunded Commitment		$ 803,000		$ 856,000
Fair Value		$ (7,000)		$ (37,000)
Investment, Identifier [Axis]: Kaseya, Inc. 2
Variable interest rate	[18]	6.25%	[14],[15]	5.75%	[2],[4],[5],[11],[19]			6.25%	[14],[15]
Interest rate, PIK	[14],[15],[18]	2.50%						2.50%
Interest Rate	[18]	11.62%	[14],[15],[27]	10.33%	[2],[4],[5],[11],[19]			11.62%	[14],[15],[27]
Par Amount	[14],[15],[18]	$ 52,000
Cost	[18],[20]	47,000	[14],[15]	$ (6,000)	[2],[4],[5],[11],[19]
Fair Value	[18]	$ 45,000	[14],[15]	$ (37,000)	[2],[4],[5],[11],[19]
Percentage of Net Assets	[5],[11],[19]			0.00%
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 641,000		$ 856,000
Fair Value		$ (5,000)		$ (37,000)
Investment, Identifier [Axis]: Kaseya, Inc. 3
Variable interest rate	[18]	6.25%	[14],[15]	5.75%	[2],[4],[5],[11],[19]			6.25%	[14],[15]
Interest rate, PIK	[14],[15],[18]	2.50%						2.50%
Interest Rate	[18]	11.62%	[14],[15],[27]	10.33%	[2],[4],[5],[11],[19]			11.62%	[14],[15],[27]
Par Amount	[14],[15],[18]	$ 215,000
Cost	[18],[20]	205,000	[14],[15]	$ (12,000)	[2],[4],[5],[11],[19]
Fair Value	[18]	$ 208,000	[14],[15]	$ (37,000)	[2],[4],[5],[11],[19]
Percentage of Net Assets		0.01%	[14],[15],[18]	0.00%	[5],[11],[19]			0.01%	[14],[15],[18]
Investment, Identifier [Axis]: Keystone Agency Investors 1
Variable interest rate		5.50%	[3],[14]	6.25%	[5]	5.50%		5.50%	[3],[14]
Interest Rate		11.04%	[3],[14]	10.98%	[5],[22]	6.50%		11.04%	[3],[14]
Par Amount		$ 3,489,000	[3],[14]	$ 3,516,000	[5]	$ 2,003,000
Cost		3,448,000	[3],[14]	3,467,000	[1],[5]	1,973,000
Fair Value		$ 3,425,000	[3],[14]	$ 3,467,000	[5]	$ 1,974,000
Percentage of Net Assets		0.23%	[3],[14]	0.25%	[5]	0.17%		0.23%	[3],[14]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 2,578,000
Fair Value						$ (38,000)
Investment, Identifier [Axis]: Keystone Agency Investors 2
Variable interest rate		5.50%	[3],[14]	6.25%	[5]	5.50%		5.50%	[3],[14]
Interest Rate		11.04%	[3],[14]	10.98%	[5],[22]	6.50%		11.04%	[3],[14]
Par Amount		$ 4,017,000	[3],[14]	$ 4,047,000	[5]
Cost		3,971,000	[3],[14]	3,993,000	[1],[5]	$ (38,000)
Fair Value		$ 3,944,000	[3],[14]	$ 3,993,000	[5]	$ (38,000)
Percentage of Net Assets		0.27%	[3],[14]	0.29%	[5]	0.00%		0.27%	[3],[14]
Investment, Identifier [Axis]: Knockout Intermediate Holdings I, Inc.
Variable interest rate	[14],[23]	11.75%						11.75%
Interest Rate	[4],[5],[24],[25]			11.75%
Par Amount		$ 2,790,000	[14],[23]	$ 2,790,000	[4],[24]
Par Amount, Shares (in shares) | shares	[5],[25]			2,790
Cost		3,073,000	[14],[20],[23]	$ 2,895,000	[1],[4],[5],[24],[25]
Fair Value		$ 3,147,000	[14],[23]	$ 2,787,000	[4],[5],[24],[25]
Percentage of Net Assets		0.21%	[14],[23]	0.20%	[4],[5],[24],[25]			0.21%	[14],[23]
Investment, Identifier [Axis]: Komline Sanderson Engineering Corp. 1
Variable interest rate		6.00%	[13],[14],[26]	6.00%	[5],[16],[36]	6.00%	[6],[36]	6.00%	[13],[14],[26]
Interest Rate		11.65%	[13],[14],[26]	11.14%	[5],[16],[36]	6.50%	[6],[22],[36]	11.65%	[13],[14],[26]
Par Amount		$ 17,260,000	[13],[14],[26]	$ 4,080,000	[5],[16],[36]	$ 16,798,000	[6],[36]
Cost		17,156,000	[13],[14],[26]	4,045,000	[5],[16],[36]	16,643,000	[1],[6],[36]
Fair Value		$ 16,827,000	[13],[14],[26]	$ 3,837,000	[5],[16],[36]	$ 16,462,000	[6],[36]
Percentage of Net Assets		1.14%	[13],[14],[26]	0.27%	[5],[16],[36]	1.39%	[6],[36]	1.14%	[13],[14],[26]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 8,529,000		$ 8,529,000		$ 2,452,000
Fair Value		$ (214,000)		$ (507,000)		$ (49,000)
Investment, Identifier [Axis]: Komline Sanderson Engineering Corp. 2
Variable interest rate		6.00%	[14],[15],[26]	6.00%	[5],[11],[15],[36]	6.00%	[6],[10],[36]	6.00%	[14],[15],[26]
Interest Rate		11.65%	[14],[15],[26]	11.14%	[5],[11],[15],[36]	6.50%	[6],[10],[22],[36]	11.65%	[14],[15],[26]
Par Amount		$ 18,613,000	[14],[15],[26]			$ 19,263,000	[6],[10],[36]
Cost		18,453,000	[14],[15],[26]	$ (72,000)	[5],[11],[15],[36]	19,090,000	[1],[6],[10],[36]
Fair Value		$ 17,932,000	[14],[15],[26]	$ (507,000)	[5],[11],[15],[36]	$ 18,877,000	[6],[10],[36]
Percentage of Net Assets		1.21%	[14],[15],[26]	(0.04%)	[5],[11],[15],[36]	1.59%	[6],[10],[36]	1.21%	[14],[15],[26]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 3,797,000		$ 2,057,000
Fair Value		$ (95,000)		$ (122,000)
Investment, Identifier [Axis]: Komline Sanderson Engineering Corp. 3
Variable interest rate		5.00%	[14],[15]	6.00%	[5],[16],[36]	6.00%	[6],[10],[36]	5.00%	[14],[15]
Interest Rate		13.50%	[14],[15]	10.67%	[5],[16],[36]	6.50%	[6],[10],[22],[36]	13.50%	[14],[15]
Par Amount		$ 949,000	[14],[15]	$ 16,629,000	[5],[16],[36]	$ 2,294,000	[6],[10],[36]
Cost		926,000	[14],[15]	16,507,000	[5],[16],[36]	2,254,000	[1],[6],[10],[36]
Fair Value		$ 830,000	[14],[15]	$ 15,640,000	[5],[16],[36]	$ 2,199,000	[6],[10],[36]
Percentage of Net Assets		0.06%	[14],[15]	1.12%	[5],[16],[36]	0.19%	[6],[10],[36]	0.06%	[14],[15]
Investment, Identifier [Axis]: Komline Sanderson Engineering Corp. 4
Variable interest rate	[5],[36]			6.00%
Interest Rate	[5],[36]			10.67%
Par Amount	[5],[36]			$ 19,118,000
Cost	[5],[36]			18,984,000
Fair Value	[5],[36]			$ 17,981,000
Percentage of Net Assets	[5],[36]			1.29%
Investment, Identifier [Axis]: Komline Sanderson Engineering Corp. 5
Variable interest rate	[5],[11],[15],[36]			6.00%
Interest Rate	[5],[11],[15],[36]			10.67%
Par Amount	[5],[11],[15],[36]			$ 2,689,000
Cost	[5],[11],[15],[36]			2,659,000
Fair Value	[5],[11],[15],[36]			$ 2,407,000
Percentage of Net Assets	[5],[11],[15],[36]			0.17%
Investment, Identifier [Axis]: LJ Avalon Holdings, LLC 1
Variable interest rate	[3],[14]	6.25%						6.25%
Interest Rate	[3],[14]	11.77%						11.77%
Par Amount	[3],[14]	$ 4,142,000
Cost	[3],[14]	4,026,000
Fair Value	[3],[14]	$ 4,052,000
Percentage of Net Assets	[3],[14]	0.27%						0.27%
Unused Fee Rate		1.00%
Unfunded Commitment		$ 1,243,000
Fair Value		$ (27,000)
Investment, Identifier [Axis]: LJ Avalon Holdings, LLC 2
Variable interest rate	[3],[14],[15]	6.25%						6.25%
Interest Rate	[3],[14],[15]	11.77%						11.77%
Par Amount	[3],[14],[15]	$ 444,000
Cost	[3],[14],[15]	418,000
Fair Value	[3],[14],[15]	$ 408,000
Percentage of Net Assets	[3],[14],[15]	0.03%						0.03%
Unused Fee Rate		0.50%
Unfunded Commitment		$ 675,000
Fair Value		$ (15,000)
Investment, Identifier [Axis]: LJ Avalon Holdings, LLC 3
Variable interest rate	[3],[14],[15]	6.25%						6.25%
Interest Rate	[3],[14],[15]	11.77%						11.77%
Cost	[3],[14],[15]	$ (18,000)
Fair Value	[3],[14],[15]	(15,000)
Investment, Identifier [Axis]: LUV Car Wash
Par Amount	[14],[23]	123,000
Cost	[14],[20],[23]	123,000
Fair Value	[14],[23]	$ 88,000
Percentage of Net Assets	[14],[23]	0.01%						0.01%
Investment, Identifier [Axis]: LUV Car Wash Group, LLC
Variable interest rate	[3],[14],[15]	7.00%						7.00%
Interest Rate	[3],[14],[15]	12.40%						12.40%
Par Amount	[3],[14],[15]	$ 716,000
Cost	[3],[14],[15]	709,000
Fair Value	[3],[14],[15]	$ 712,000
Percentage of Net Assets	[3],[14],[15]	0.05%						0.05%
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 274,000		$ 257,000
Fair Value		$ (1,000)		$ (5,000)
Investment, Identifier [Axis]: LUV Car Wash Group, LLC 1
Variable interest rate	[3],[4],[5],[11],[12]			5.50%
Interest Rate	[3],[4],[5],[7],[11],[12]			9.24%
Par Amount	[3],[4],[5],[11],[12]			$ 372,000
Cost	[3],[4],[5],[9],[11],[12]			367,000
Fair Value	[3],[4],[5],[11],[12]			$ 359,000
Percentage of Net Assets	[3],[4],[5],[11],[12]			0.03%
Investment, Identifier [Axis]: LUV Car Wash Group, LLC 2
Variable interest rate	[3],[4],[5]			5.50%
Interest Rate	[3],[4],[5],[7]			9.24%
Par Amount	[3],[4],[5]			$ 349,000
Cost	[3],[4],[5],[9]			346,000
Fair Value	[3],[4],[5]			$ 341,000
Percentage of Net Assets	[3],[4],[5]			0.02%
Investment, Identifier [Axis]: LUV Car Wash Holdings, LLC
Par Amount	[4],[24]			$ 116,000
Par Amount, Shares (in shares) | shares	[5],[25]			116
Cost	[1],[4],[5],[24],[25]			$ 116,000
Fair Value	[4],[5],[24],[25]			$ 116,000
Percentage of Net Assets	[4],[5],[24],[25]			0.01%
Investment, Identifier [Axis]: LegitScript 1
Variable interest rate	[4],[5],[18],[19]			5.25%
Interest Rate	[4],[5],[18],[19]			8.23%
Par Amount	[4],[5],[18],[19]			$ 28,108,000
Cost	[4],[5],[18],[19],[20]			27,580,000
Fair Value	[4],[5],[18],[19]			$ 27,580,000
Percentage of Net Assets	[4],[5],[18],[19]			1.97%
Unused Fee Rate				1.00%
Unfunded Commitment				$ 7,654,000
Fair Value				$ (68,000)
Investment, Identifier [Axis]: LegitScript 2
Variable interest rate	[2],[4],[5],[11],[18],[19]			5.25%
Interest Rate	[2],[4],[5],[11],[18],[19]			9.57%
Cost	[2],[4],[5],[11],[18],[19],[20]			$ (68,000)
Fair Value	[2],[4],[5],[11],[18],[19]			$ (68,000)
Percentage of Net Assets	[5],[11],[19]			0.00%
Unused Fee Rate				0.50%
Unfunded Commitment				$ 3,917,000
Fair Value				$ (72,000)
Investment, Identifier [Axis]: LegitScript 3
Variable interest rate	[2],[4],[5],[11],[18],[19]			5.25%
Interest Rate	[2],[4],[5],[11],[18],[19]			9.57%
Par Amount	[2],[4],[5],[11],[18],[19]			$ 250,000
Cost	[2],[4],[5],[11],[18],[19],[20]			174,000
Fair Value	[2],[4],[5],[11],[18],[19]			$ 174,000
Percentage of Net Assets	[2],[4],[5],[11],[18],[19]			0.01%
Investment, Identifier [Axis]: LegitScript, LLC 1
Variable interest rate	[14],[18]	5.75%						5.75%
Interest Rate	[14],[18],[27]	11.07%						11.07%
Par Amount	[14],[18]	$ 26,636,000
Cost	[14],[18],[20]	26,179,000
Fair Value	[14],[18]	$ 26,183,000
Percentage of Net Assets	[14],[18]	1.77%						1.77%
Unused Fee Rate		1.00%
Unfunded Commitment		$ 6,612,000
Fair Value		$ (112,000)
Investment, Identifier [Axis]: LegitScript, LLC 2
Variable interest rate	[14],[15],[18]	5.75%						5.75%
Interest Rate	[14],[15],[18],[27]	11.07%						11.07%
Par Amount	[14],[15],[18]	$ 704,000
Cost	[14],[15],[18],[20]	639,000
Fair Value	[14],[15],[18]	$ 580,000
Percentage of Net Assets	[14],[15],[18]	0.04%						0.04%
Unused Fee Rate		0.50%
Unfunded Commitment		$ 3,167,000
Fair Value		$ (54,000)
Investment, Identifier [Axis]: LegitScript, LLC 3
Variable interest rate	[14],[15],[18]	5.75%						5.75%
Interest Rate	[14],[15],[18],[27]	11.07%						11.07%
Par Amount | €	[14],[15],[18]							€ 1,000
Cost | €	[14],[15],[18],[20]							934
Fair Value | €	[14],[15],[18]							€ 929
Percentage of Net Assets	[14],[15],[18]	0.06%						0.06%
Investment, Identifier [Axis]: Lightspeed Buyer, Inc.
Unused Fee Rate				1.00%		1.00%
Unfunded Commitment				$ 4,050,000		$ 4,050,000
Fair Value				$ (118,000)		$ (180,000)
Investment, Identifier [Axis]: Lightspeed Buyer, Inc. 1
Variable interest rate		5.25%	[3],[13],[14]	5.50%		5.75%	[6],[21]	5.25%	[3],[13],[14]
Interest Rate		10.70%	[3],[13],[14]	9.98%		6.75%	[6],[8],[21]	10.70%	[3],[13],[14]
Par Amount		$ 12,572,000	[3],[13],[14]	$ 12,669,000		$ 12,797,000	[6],[21]
Cost		12,396,000	[3],[13],[14]	12,442,000		12,506,000	[1],[6],[21]
Fair Value		$ 12,486,000	[3],[13],[14]	$ 12,300,000		$ 12,229,000	[6],[21]
Percentage of Net Assets		0.84%	[3],[13],[14]	0.88%		1.03%	[6],[21]	0.84%	[3],[13],[14]
Investment, Identifier [Axis]: Lightspeed Buyer, Inc. 2
Variable interest rate		5.25%	[3],[14]	5.50%		5.75%	[6],[10]	5.25%	[3],[14]
Interest Rate		10.70%	[3],[14]	9.98%		6.75%	[6],[8],[10]	10.70%	[3],[14]
Par Amount		$ 9,936,000	[3],[14]	$ 9,234,000		$ 9,328,000	[6],[10]
Cost		9,784,000	[3],[14]	9,053,000		9,056,000	[1],[6],[10]
Fair Value		$ 9,869,000	[3],[14]	$ 8,966,000		$ 8,734,000	[6],[10]
Percentage of Net Assets		0.67%	[3],[14]	0.64%		0.73%	[6],[10]	0.67%	[3],[14]
Investment, Identifier [Axis]: Lightspeed Buyer, Inc. 3
Variable interest rate	[15]			5.50%
Interest Rate	[15]			9.98%
Cost	[15]			$ (28,000)
Fair Value	[15]			$ (118,000)
Percentage of Net Assets	[15]			(0.01%)
Investment, Identifier [Axis]: Lightspeed Solution, LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 2,195,000		$ 2,439,000
Fair Value		$ (45,000)		$ (89,000)
Investment, Identifier [Axis]: Lightspeed Solution, LLC 1
Variable interest rate	[18]	6.50%	[14]	6.50%	[4],[5],[19]			6.50%	[14]
Interest rate, PIK	[14],[18]	2.17%						2.17%
Interest Rate	[18]	11.82%	[14]	10.82%	[4],[5],[7],[19]			11.82%	[14]
Par Amount	[18]	$ 7,803,000	[14]	$ 7,585,000	[4],[5],[19]
Cost	[18]	7,684,000	[14]	7,451,000	[4],[5],[9],[19]
Fair Value	[18]	$ 7,642,000	[14]	$ 7,308,000	[4],[5],[19]
Percentage of Net Assets	[18]	0.52%	[14]	0.52%	[4],[5],[19]			0.52%	[14]
Investment, Identifier [Axis]: Lightspeed Solution, LLC 2
Variable interest rate	[18]	6.50%	[14],[15]	6.50%	[4],[5],[11],[12],[19]			6.50%	[14],[15]
Interest rate, PIK	[14],[15],[18]	2.17%						2.17%
Interest Rate	[18]	11.82%	[14],[15]	10.82%	[4],[5],[7],[11],[12],[19]			11.82%	[14],[15]
Par Amount	[14],[15],[18]	$ 249,000
Cost	[18]	229,000	[14],[15]	$ (21,000)	[4],[5],[9],[11],[12],[19]
Fair Value	[18]	$ 199,000	[14],[15]	$ (89,000)	[4],[5],[11],[12],[19]
Percentage of Net Assets	[18]	0.01%	[14],[15]	(0.01%)	[4],[5],[11],[12],[19]			0.01%	[14],[15]
Investment, Identifier [Axis]: Long Term Care Group, Inc.
Variable interest rate		7.00%	[14],[18]	6.00%				7.00%	[14],[18]
Interest rate, PIK	[14],[18]	6.00%						6.00%
Interest Rate		12.58%	[14],[18]	10.34%				12.58%	[14],[18]
Par Amount		$ 5,013,000	[14],[18]	$ 4,963,000
Cost		4,936,000	[14],[18]	4,875,000
Fair Value		$ 4,163,000	[14],[18]	$ 4,768,000
Percentage of Net Assets		0.28%	[14],[18]	0.34%				0.28%	[14],[18]
Investment, Identifier [Axis]: MHE Intermediate Holdings, LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 1,150,000		$ 2,150,000
Fair Value		$ (16,000)		$ (64,000)
Investment, Identifier [Axis]: MHE Intermediate Holdings, LLC 1
Variable interest rate		6.00%	[3],[13],[14]	6.25%	[5],[16]	5.75%	[6],[21]	6.00%	[3],[13],[14]
Interest Rate		11.52%	[3],[13],[14]	9.75%	[5],[16]	6.75%	[6],[8],[21]	11.52%	[3],[13],[14]
Par Amount		$ 32,681,000	[3],[13],[14]	$ 121,000	[5],[16]	$ 28,678,000	[6],[21]
Cost		32,212,000	[3],[13],[14]	117,000	[5],[16]	28,139,000	[1],[6],[21]
Fair Value		$ 32,274,000	[3],[13],[14]	$ 117,000	[5],[16]	$ 28,392,000	[6],[21]
Percentage of Net Assets		2.18%	[3],[13],[14]	0.01%	[5],[16]	2.39%	[6],[21]	2.18%	[3],[13],[14]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 1,585,000
Fair Value						$ (16,000)
Investment, Identifier [Axis]: MHE Intermediate Holdings, LLC 2
Variable interest rate		6.00%	[3],[14]	6.50%	[5]	5.75%	[6],[10]	6.00%	[3],[14]
Interest Rate		11.52%	[3],[14]	11.46%	[5]	6.75%	[6],[8],[10]	11.52%	[3],[14]
Par Amount		$ 3,683,000	[3],[14]	$ 4,419,000	[5]	$ 2,160,000	[6],[10]
Cost		3,631,000	[3],[14]	4,332,000	[5]	2,104,000	[1],[6],[10]
Fair Value		$ 3,633,000	[3],[14]	$ 4,332,000	[5]	$ 2,122,000	[6],[10]
Percentage of Net Assets		0.25%	[3],[14]	0.31%	[5]	0.18%	[6],[10]	0.25%	[3],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 2,500,000
Fair Value						$ (25,000)
Investment, Identifier [Axis]: MHE Intermediate Holdings, LLC 3
Variable interest rate		6.00%	[3],[14],[15]	6.25%	[5],[16]	5.75%	[6],[10]	6.00%	[3],[14],[15]
Interest Rate		11.52%	[3],[14],[15]	9.50%	[5],[16]	6.75%	[6],[8],[10]	11.52%	[3],[14],[15]
Par Amount		$ 1,350,000	[3],[14],[15]	$ 28,391,000	[5],[16]
Cost		1,318,000	[3],[14],[15]	27,937,000	[5],[16]	$ (46,000)	[1],[6],[10]
Fair Value		$ 1,316,000	[3],[14],[15]	$ 27,550,000	[5],[16]	$ (25,000)	[6],[10]
Percentage of Net Assets		0.09%	[3],[14],[15]	1.97%	[5],[16]	0.00%	[6],[10]	0.09%	[3],[14],[15]
Investment, Identifier [Axis]: MHE Intermediate Holdings, LLC 4
Variable interest rate	[5]			6.25%
Interest Rate	[5]			9.50%
Par Amount	[5]			$ 3,711,000
Cost	[5]			3,650,000
Fair Value	[5]			$ 3,601,000
Percentage of Net Assets	[5]			0.26%
Investment, Identifier [Axis]: MHE Intermediate Holdings, LLC 5
Variable interest rate	[5],[11],[15]			6.00%
Interest Rate	[5],[11],[15]			10.94%
Par Amount	[5],[11],[15]			$ 350,000
Cost	[5],[11],[15]			312,000
Fair Value	[5],[11],[15]			$ 276,000
Percentage of Net Assets	[5],[11],[15]			0.02%
Investment, Identifier [Axis]: MRI Software, LLC
Variable interest rate	[6]					5.50%
Interest Rate	[6]					6.50%
Par Amount	[6]					$ 49,090,000
Cost	[6]					48,603,000
Fair Value	[6]					$ 49,090,000
Percentage of Net Assets	[6]					4.13%
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 2,215,000		$ 2,215,000
Fair Value		$ (18,000)		$ (45,000)
Investment, Identifier [Axis]: MRI Software, LLC 1
Variable interest rate		5.50%	[3],[13],[14]	5.50%	[3],[5],[13],[14],[16]	5.50%	[6],[10],[21]	5.50%	[3],[13],[14]
Interest Rate		10.99%	[3],[13],[14]	10.23%	[3],[5],[13],[14],[16]	6.50%	[6],[10],[21]	10.99%	[3],[13],[14]
Par Amount		$ 59,029,000	[3],[13],[14]	$ 59,485,000	[3],[5],[13],[14],[16]	$ 362,000	[6],[10],[21]
Cost		58,710,000	[3],[13],[14]	59,075,000	[3],[5],[13],[14],[16]	338,000	[6],[10],[21]
Fair Value		$ 58,544,000	[3],[13],[14]	$ 58,278,000	[3],[5],[13],[14],[16]	$ 362,000	[6],[10],[21]
Percentage of Net Assets		3.95%	[3],[13],[14]	4.17%	[3],[5],[13],[14],[16]	0.03%	[6],[10],[21]	3.95%	[3],[13],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 10,637,000
Investment, Identifier [Axis]: MRI Software, LLC 2
Variable interest rate		5.50%	[3],[14],[15]	5.50%	[3],[5],[10],[11],[14],[15]	5.50%	[6],[10]	5.50%	[3],[14],[15]
Interest Rate		10.99%	[3],[14],[15],[27]	10.23%	[3],[5],[10],[11],[14],[15]	6.50%	[6],[10]	10.99%	[3],[14],[15],[27]
Cost		$ (9,000)	[3],[14],[15],[20]	$ (12,000)	[3],[5],[10],[11],[14],[15]	$ (15,000)	[6],[10]
Fair Value	[3],[14],[15]	$ (18,000)		$ (45,000)	[5],[10],[11]
Percentage of Net Assets	[10]			0.00%	[5],[11]	0.00%	[6]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 2,215,000
Investment, Identifier [Axis]: MSM Acquisitions, Inc. 1
Variable interest rate				6.00%	[5],[16]	6.00%
Interest Rate				10.75%	[5],[16]	7.00%
Par Amount				$ 31,570,000	[5],[16]	$ 31,890,000
Cost				31,179,000	[5],[16]	31,412,000
Fair Value				$ 30,815,000	[5],[16]	$ 31,571,000
Percentage of Net Assets				2.21%	[5],[16]	2.66%
Unused Fee Rate				1.00%		1.00%
Unfunded Commitment				$ 23,439,000		$ 26,515,000
Fair Value				$ (560,000)		$ (265,000)
Investment, Identifier [Axis]: MSM Acquisitions, Inc. 2
Variable interest rate				6.00%	[5],[11],[15]	6.00%
Interest Rate				10.75%	[5],[11],[15]	7.00%
Par Amount				$ 12,743,000	[5],[11],[15]	$ 9,782,000
Cost				12,493,000	[5],[11],[15]	9,488,000
Fair Value				$ 11,878,000	[5],[11],[15]	$ 9,419,000
Percentage of Net Assets				0.85%	[5],[11],[15]	0.79%
Unused Fee Rate				0.50%		0.50%
Unfunded Commitment				$ 2,112,000		$ 3,582,000
Fair Value				$ (51,000)		$ (36,000)
Investment, Identifier [Axis]: MSM Acquisitions, Inc. 3
Variable interest rate				6.00%	[5],[11],[15]	5.00%
Interest Rate				10.75%	[5],[11],[15]	8.25%
Par Amount				$ 1,836,000	[5],[11],[15]	$ 365,000
Cost				1,784,000	[5],[11],[15]	300,000
Fair Value				$ 1,741,000	[5],[11],[15]	$ 326,000
Percentage of Net Assets				0.12%	[5],[11],[15]	0.03%
Investment, Identifier [Axis]: Magnolia Wash Holdings
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 71,000		$ 71,000
Fair Value		$ (7,000)		$ (3,000)
Investment, Identifier [Axis]: Magnolia Wash Holdings 1
Variable interest rate	[3]	6.50%	[14]	6.50%	[4],[5]			6.50%	[14]
Interest Rate	[3]	12.01%	[14]	10.32%	[4],[5],[7]			12.01%	[14]
Par Amount	[3]	$ 3,263,000	[14]	$ 3,767,000	[4],[5]
Cost	[3]	3,207,000	[14]	3,696,000	[4],[5],[9]
Fair Value	[3]	$ 2,935,000	[14]	$ 3,608,000	[4],[5]
Percentage of Net Assets	[3]	0.20%	[14]	0.26%	[4],[5]			0.20%	[14]
Investment, Identifier [Axis]: Magnolia Wash Holdings 2
Variable interest rate	[3]	6.50%	[14]	6.50%	[4]			6.50%	[14]
Interest Rate	[3]	12.01%	[14]	10.32%	[4],[7]			12.01%	[14]
Par Amount	[3]	$ 700,000	[14]	$ 706,000	[4]
Cost	[3]	689,000	[14]	692,000	[4],[9]
Fair Value	[3]	$ 630,000	[14]	$ 676,000	[4]
Percentage of Net Assets	[3]	0.04%	[14]	0.05%	[4]			0.04%	[14]
Investment, Identifier [Axis]: Magnolia Wash Holdings 3
Variable interest rate	[3]	6.50%	[14],[15]	6.50%	[4],[12]			6.50%	[14],[15]
Interest Rate	[3]	12.01%	[14],[15]	10.32%	[4],[7],[12]			12.01%	[14],[15]
Par Amount	[3]	$ 87,000	[14],[15]	$ 87,000	[4],[12]
Cost	[3]	85,000	[14],[15]	84,000	[4],[9],[12]
Fair Value	[3]	$ 71,000	[14],[15]	$ 81,000	[4],[12]
Percentage of Net Assets	[3],[4],[12]			0.01%
Investment, Identifier [Axis]: Majesco
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 1,575,000		$ 1,575,000		$ 1,575,000
Fair Value		$ (23,000)		$ (66,000)
Investment, Identifier [Axis]: Majesco 1
Variable interest rate		7.38%	[3],[13],[14]	7.25%	[5],[16]	7.25%		7.38%	[3],[13],[14]
Interest Rate		12.77%	[3],[13],[14]	11.98%	[5],[16],[22]	8.25%		12.77%	[3],[13],[14]
Par Amount		$ 23,241,000	[3],[13],[14]	$ 23,421,000	[5],[16]	$ 23,660,000
Cost		22,830,000	[3],[13],[14]	22,948,000	[1],[5],[16]	23,104,000
Fair Value		$ 22,904,000	[3],[13],[14]	$ 22,447,000	[5],[16]	$ 23,660,000
Percentage of Net Assets		1.55%	[3],[13],[14]	1.61%	[5],[16]	1.99%		1.55%	[3],[13],[14]
Investment, Identifier [Axis]: Majesco 2
Variable interest rate		7.38%	[3],[14],[15]	7.25%	[5],[11],[15]	7.25%		7.38%	[3],[14],[15]
Interest Rate		12.77%	[3],[14],[15]	11.98%	[5],[11],[15],[22]	8.25%		12.77%	[3],[14],[15]
Cost		$ (23,000)	[3],[14],[15]	$ (29,000)	[1],[5],[11],[15]	$ (37,000)
Fair Value	[15]	$ (23,000)	[3],[14]	$ (66,000)	[5],[11]
Percentage of Net Assets				0.00%	[5],[11]	0.00%
Investment, Identifier [Axis]: Mammoth Holdings, LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 953,000		$ 953,000
Fair Value		$ (4,000)		$ 0
Investment, Identifier [Axis]: Mammoth Holdings, LLC 1
Variable interest rate		6.50%	[3],[13],[14]	6.00%	[3],[4],[17]	6.00%	[6],[21]	6.50%	[3],[13],[14]
Interest Rate		12.01%	[3],[13],[14]	9.82%	[3],[4],[7],[17]	7.00%	[6],[8],[21]	12.01%	[3],[13],[14]
Par Amount		$ 43,665,000	[3],[13],[14]	$ 8,033,000	[3],[4],[17]	$ 8,117,000	[6],[21]
Cost		43,532,000	[3],[13],[14]	8,008,000	[3],[4],[9],[17]	8,058,000	[1],[6],[21]
Fair Value		$ 43,495,000	[3],[13],[14]	$ 8,033,000	[3],[4],[17]	$ 8,117,000	[6],[21]
Percentage of Net Assets		2.94%	[3],[13],[14]	0.57%	[3],[4],[17]	0.68%	[6],[21]	2.94%	[3],[13],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 7,434,000
Investment, Identifier [Axis]: Mammoth Holdings, LLC 2
Variable interest rate		6.50%	[3],[14],[15]	6.00%	[3],[4]	6.00%	[6],[10]	6.50%	[3],[14],[15]
Interest Rate		12.01%	[3],[14],[15]	9.82%	[3],[4],[7]	7.00%	[6],[8],[10]	12.01%	[3],[14],[15]
Par Amount				$ 35,966,000	[3],[4]	$ 28,858,000	[6],[10]
Cost		$ (3,000)	[3],[14],[15]	35,846,000	[3],[4],[9]	28,590,000	[1],[6],[10]
Fair Value		$ (4,000)	[3],[14],[15]	$ 35,966,000	[3],[4]	$ 28,858,000	[6],[10]
Percentage of Net Assets				2.57%	[3],[4]	2.43%	[6],[10]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 953,000
Investment, Identifier [Axis]: Mammoth Holdings, LLC 3
Variable interest rate				6.00%	[3],[4],[12]	6.00%	[6],[10]
Interest Rate				9.82%	[3],[4],[7],[12]	7.00%	[6],[8],[10]
Cost				$ (3,000)	[3],[4],[9],[12]	$ (6,000)	[1],[6],[10]
Percentage of Net Assets				0.00%		0.00%	[6],[10]
Investment, Identifier [Axis]: Mantech International CP 1
Variable interest rate	[4],[18]	5.75%		5.75%				5.75%
Interest Rate	[4],[7],[18]	11.12%		9.58%				11.12%
Par Amount	[4],[18]	$ 356,000		$ 359,000
Cost	[4],[18],[20]	350,000		352,000
Fair Value	[4],[18]	$ 356,000		$ 350,000
Percentage of Net Assets	[4],[18]	0.02%		0.03%				0.02%
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 56,000		$ 87,000
Fair Value				$ (2,000)
Investment, Identifier [Axis]: Mantech International CP 2
Variable interest rate	[4],[18]	5.75%	[2]	5.75%	[12]			5.75%	[2]
Interest Rate	[4],[7],[18]	11.12%	[2]	9.58%	[12]			11.12%	[2]
Par Amount	[2],[4],[18]	$ 31,000
Cost	[4],[18],[20]	30,000	[2]	$ (1,000)	[12]
Fair Value	[4],[18]	$ 31,000	[2]	$ (2,000)	[12]
Percentage of Net Assets				0.00%
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 53,000		$ 53,000
Fair Value				$ (1,000)
Investment, Identifier [Axis]: Mantech International CP 3
Variable interest rate	[4],[18]	5.75%	[2]	5.75%	[12]			5.75%	[2]
Interest Rate	[4],[7],[18]	11.12%	[2]	9.58%	[12]			11.12%	[2]
Cost	[4],[18],[20]	$ (1,000)	[2]	$ (1,000)	[12]
Fair Value	[4],[12],[18]			$ (2,000)
Percentage of Net Assets				0.00%
Investment, Identifier [Axis]: Matrix Parent, Inc.
Variable interest rate	[18]	8.00%	[14]	8.00%	[4],[5],[19]			8.00%	[14]
Interest Rate	[18]	13.56%	[14],[27]	12.55%	[4],[5],[19],[22]			13.56%	[14],[27]
Par Amount	[18]	$ 10,667,000	[14]	$ 10,667,000	[4],[5],[19]
Cost	[18]	10,505,000	[14],[20]	10,493,000	[1],[4],[5],[19]
Fair Value	[18]	$ 6,494,000	[14]	$ 9,757,000	[4],[5],[19]
Percentage of Net Assets	[18]	0.44%	[14]	0.70%	[4],[5],[19]			0.44%	[14]
Investment, Identifier [Axis]: Montana Buyer, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 466,000		$ 466,000
Fair Value		$ (8,000)		$ (16,000)
Investment, Identifier [Axis]: Montana Buyer, Inc. 1
Variable interest rate	[18]	5.75%	[14]	5.75%	[4],[5],[19]			5.75%	[14]
Interest Rate	[18]	11.07%	[14],[27]	8.70%	[4],[5],[19]			11.07%	[14],[27]
Par Amount	[18]			$ 4,131,000	[4],[5],[19]			€ 4,100	[14]
Cost	[18],[20]			4,051,000	[4],[5],[19]			4,028	[14]
Fair Value	[18]			$ 3,991,000	[4],[5],[19]			€ 4,032	[14]
Percentage of Net Assets	[18]	0.27%	[14]	0.29%	[4],[5],[19]			0.27%	[14]
Investment, Identifier [Axis]: Montana Buyer, Inc. 2
Variable interest rate	[18]	5.75%	[14],[15]	5.75%	[2],[4],[5],[11],[19]			5.75%	[14],[15]
Interest Rate	[18]	11.07%	[14],[15],[27]	8.70%	[2],[4],[5],[11],[19]			11.07%	[14],[15],[27]
Cost	[18],[20]			$ (9,000)	[2],[4],[5],[11],[19]			€ (7)	[14],[15]
Fair Value	[18]			$ (16,000)	[2],[4],[5],[11],[19]			€ (8)	[14],[15]
Percentage of Net Assets	[5],[11],[19]			0.00%
Investment, Identifier [Axis]: Nellson Nutraceutical, Inc.
Variable interest rate	[3]	5.75%	[13],[14]	5.75%	[4],[17]			5.75%	[13],[14]
Interest Rate	[3]	11.15%	[13],[14]	10.17%	[4],[7],[17]			11.15%	[13],[14]
Par Amount	[3]	$ 18,452,000	[13],[14]	$ 23,592,000	[4],[17]
Cost	[3]	18,280,000	[13],[14]	23,439,000	[4],[9],[17]
Fair Value	[3]	$ 18,267,000	[13],[14]	$ 23,476,000	[4],[17]
Percentage of Net Assets	[3]	1.23%	[13],[14]	1.68%	[4],[17]			1.23%	[13],[14]
Investment, Identifier [Axis]: Nellson Nutraceutical, Inc. 1
Variable interest rate	[6],[21]					5.25%
Interest Rate	[6],[8],[21]					6.25%
Par Amount	[6],[21]					$ 24,606,000
Cost	[1],[6],[21]					24,292,000
Fair Value	[6],[21]					$ 24,606,000
Percentage of Net Assets	[6],[21]					2.07%
Investment, Identifier [Axis]: Nellson Nutraceutical, Inc. 2
Variable interest rate	[6],[21]					4.25%
Interest Rate	[6],[8],[21]					7.50%
Par Amount	[6],[21]					$ 66,000
Cost	[1],[6],[21]					65,000
Fair Value	[6],[21]					$ 66,000
Percentage of Net Assets	[6],[21]					0.01%
Investment, Identifier [Axis]: Netwrix Corporation And Concept Searching, Inc. 1
Variable interest rate	[18]	5.00%	[14]	5.00%	[4],[5],[19]			5.00%	[14]
Interest Rate	[18]	10.30%	[14],[27]	9.70%	[4],[5],[19]			10.30%	[14],[27]
Par Amount	[18]			$ 4,605,000	[4],[5],[19]			€ 5,468	[14]
Cost	[18],[20]			4,562,000	[4],[5],[19]			5,424	[14]
Fair Value	[18]			$ 4,358,000	[4],[5],[19]			€ 5,363	[14]
Percentage of Net Assets	[18]	0.36%	[14]	0.31%	[4],[5],[19]			0.36%	[14]
Unused Fee Rate		1.00%		0.50%
Unfunded Commitment		$ 1,562,000		$ 1,652,000
Fair Value		$ (30,000)		$ (89,000)
Investment, Identifier [Axis]: Netwrix Corporation And Concept Searching, Inc. 2
Variable interest rate	[18]	5.00%	[14],[15]	5.00%	[4],[5],[11],[19]			5.00%	[14],[15]
Interest Rate	[18]	10.30%	[14],[15],[27]	9.70%	[4],[5],[11],[19]			10.30%	[14],[15],[27]
Par Amount	[4],[5],[11],[18],[19]			$ 812,000
Cost	[18],[20]			798,000	[4],[5],[11],[19]			€ (8)	[14],[15]
Fair Value	[18]			$ 680,000	[4],[5],[11],[19]			€ (30)	[14],[15]
Percentage of Net Assets	[4],[5],[11],[18],[19]			0.05%
Unused Fee Rate		0.25%		0.50%
Unfunded Commitment		$ 323,000		$ 431,000
Fair Value		$ (6,000)		$ (23,000)
Investment, Identifier [Axis]: Netwrix Corporation And Concept Searching, Inc. 3
Variable interest rate	[18]	5.00%	[14],[15]	5.00%	[2],[4],[5],[11],[19]			5.00%	[14],[15]
Interest Rate	[18]	10.30%	[14],[15],[27]	9.70%	[2],[4],[5],[11],[19]			10.30%	[14],[15],[27]
Par Amount | €	[14],[15],[18]							€ 108
Cost	[18],[20]			$ (4,000)	[2],[4],[5],[11],[19]			104	[14],[15]
Fair Value	[18]			$ (23,000)	[2],[4],[5],[11],[19]			€ 99	[14],[15]
Percentage of Net Assets		0.01%	[14],[15],[18]	0.00%	[5],[11],[19]			0.01%	[14],[15],[18]
Investment, Identifier [Axis]: Oak Purchaser, Inc. 1
Variable interest rate	[18]	5.50%	[14]	5.50%	[4],[5],[19]			5.50%	[14]
Interest Rate	[18]	10.97%	[14],[27]	9.48%	[4],[5],[19]			10.97%	[14],[27]
Par Amount	[18]			$ 2,792,000	[4],[5],[19]			€ 2,792	[14]
Cost	[18],[20]			2,766,000	[4],[5],[19]			2,769	[14]
Fair Value	[18]			$ 2,752,000	[4],[5],[19]			€ 2,723	[14]
Percentage of Net Assets	[18]	0.18%	[14]	0.20%	[4],[5],[19]			0.18%	[14]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 1,031,000		$ 1,236,000
Fair Value		$ (25,000)		$ (18,000)
Investment, Identifier [Axis]: Oak Purchaser, Inc. 2
Variable interest rate	[18]	5.50%	[14],[15]	5.50%	[2],[4],[5],[11],[19]			5.50%	[14],[15]
Interest Rate	[18]	10.97%	[14],[15],[27]	9.48%	[2],[4],[5],[11],[19]			10.97%	[14],[15],[27]
Par Amount	[18]			$ 625,000	[2],[4],[5],[11],[19]			€ 830	[14],[15]
Cost	[18],[20]			609,000	[2],[4],[5],[11],[19]			816	[14],[15]
Fair Value	[18]			$ 599,000	[2],[4],[5],[11],[19]			€ 784	[14],[15]
Percentage of Net Assets	[18]	0.05%	[14],[15]	0.04%	[2],[4],[5],[11],[19]			0.05%	[14],[15]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 372,000		$ 372,000
Fair Value		$ (9,000)		$ (5,000)
Investment, Identifier [Axis]: Oak Purchaser, Inc. 3
Variable interest rate	[18]	5.50%	[14],[15]	5.50%	[2],[4],[5],[11],[19]			5.50%	[14],[15]
Interest Rate	[18]	10.97%	[14],[15],[27]	9.48%	[2],[4],[5],[11],[19]			10.97%	[14],[15],[27]
Cost	[18]			$ (3,000)	[2],[4],[5],[11],[19]			€ (3)	[14],[15],[20]
Fair Value	[18]			$ (5,000)	[2],[4],[5],[11],[19]			€ (9)	[14],[15]
Percentage of Net Assets	[5],[11],[19]			0.00%
Investment, Identifier [Axis]: Oakbridge Insurance Agency, LLC 1
Variable interest rate		5.75%	[3],[14]	5.75%	[5]			5.75%	[3],[14]
Interest Rate		11.17%	[3],[14]	10.17%	[5],[22]			11.17%	[3],[14]
Par Amount		$ 1,074,000	[3],[14]	$ 1,078,000	[5]
Cost		1,060,000	[3],[14]	1,062,000	[1],[5]
Fair Value		$ 1,062,000	[3],[14]	$ 1,062,000	[5]
Percentage of Net Assets		0.07%	[3],[14]	0.08%	[5]			0.07%	[3],[14]
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 283,000		$ 399,000
Fair Value		$ (3,000)		$ (3,000)
Investment, Identifier [Axis]: Oakbridge Insurance Agency, LLC 2
Variable interest rate	[15]	5.75%	[3],[14]	5.75%	[5],[11]			5.75%	[3],[14]
Interest Rate	[15]	11.17%	[3],[14]	10.17%	[5],[11],[22]			11.17%	[3],[14]
Par Amount	[15]	$ 176,000	[3],[14]	$ 60,000	[5],[11]
Cost	[15]	172,000	[3],[14]	56,000	[1],[5],[11]
Fair Value	[15]	$ 171,000	[3],[14]	$ 56,000	[5],[11]
Percentage of Net Assets		0.01%	[3],[14],[15]	0.00%	[5],[11]			0.01%	[3],[14],[15]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 29,000		$ 36,000
Investment, Identifier [Axis]: Oakbridge Insurance Agency, LLC 3
Variable interest rate	[15]	5.75%	[3],[14]	5.75%	[5],[11]			5.75%	[3],[14]
Interest Rate	[15]	11.17%	[3],[14]	10.17%	[5],[11],[22]			11.17%	[3],[14]
Par Amount	[15]	$ 26,000	[3],[14]	$ 19,000	[5],[11]
Cost	[15]	26,000	[3],[14]	18,000	[1],[5],[11]
Fair Value	[15]	$ 26,000	[3],[14]	$ 18,000	[5],[11]
Percentage of Net Assets	[5],[11]			0.00%
Investment, Identifier [Axis]: Omni Intermediate Holdings, LLC
Variable interest rate	[3]	9.00%	[14]	9.00%	[4],[5]			9.00%	[14]
Interest Rate	[3]	14.40%	[14],[27]	13.69%	[4],[5]			14.40%	[14],[27]
Par Amount	[3]			$ 4,500,000	[4],[5]			€ 4,500	[14]
Cost	[3]			4,374,000	[4],[5]			4,388	[14],[20]
Fair Value	[3]			$ 4,319,000	[4],[5]			€ 4,500	[14]
Percentage of Net Assets	[3]	0.30%	[14]	0.31%	[4],[5]			0.30%	[14]
Investment, Identifier [Axis]: Omni Intermediate Holdings, LLC 1
Variable interest rate		5.00%	[3],[4]	5.00%	[3],[4]	5.00%	[6]	5.00%	[3],[4]
Interest Rate		10.42%	[3],[4],[7]	9.73%	[3],[4],[7]	6.00%	[6],[22]	10.42%	[3],[4],[7]
Par Amount		$ 12,445,000	[3],[4]	$ 12,131,000	[3],[4]	$ 10,621,000	[6]
Cost		12,353,000	[3],[4],[20]	12,027,000	[3],[4],[20]	10,516,000	[1],[6]
Fair Value		$ 12,445,000	[3],[4]	$ 11,617,000	[3],[4]	$ 10,516,000	[6]
Percentage of Net Assets		0.84%	[3],[4]	0.83%	[3],[4]	0.88%	[6]	0.84%	[3],[4]
Unused Fee Rate		1.00%		1.00%		1.00%
Unfunded Commitment		$ 138,000		$ 732,000		$ 1,264,000
Fair Value				$ (31,000)		$ (6,000)
Investment, Identifier [Axis]: Omni Intermediate Holdings, LLC 2
Variable interest rate		5.00%	[2],[3],[4]	5.00%	[3],[4],[12]	5.00%	[6],[10]	5.00%	[2],[3],[4]
Interest Rate		10.42%	[2],[3],[4],[7]	9.73%	[3],[4],[7],[12]	6.00%	[6],[10],[22]	10.42%	[2],[3],[4],[7]
Par Amount		$ 1,265,000	[2],[3],[4]	$ 531,000	[3],[4],[12]	$ 1,195,000	[6],[10]
Cost		1,248,000	[2],[3],[4],[20]	519,000	[3],[4],[12],[20]	1,176,000	[1],[6],[10]
Fair Value		$ 1,265,000	[2],[3],[4]	$ 471,000	[3],[4],[12]	$ 1,176,000	[6],[10]
Percentage of Net Assets		0.09%	[2],[3],[4]	0.03%	[3],[4],[12]	0.10%	[6],[10]	0.09%	[2],[3],[4]
Unused Fee Rate		0.50%		1.00%		0.50%
Unfunded Commitment		$ 799,000		$ 173,000		$ 799,000
Fair Value				$ (7,000)		$ (8,000)
Investment, Identifier [Axis]: Omni Intermediate Holdings, LLC 3
Variable interest rate		4.00%	[2],[4],[14]	5.00%	[3],[4]	5.00%	[6],[10]	4.00%	[2],[4],[14]
Interest Rate		9.42%	[2],[4],[7],[14]	9.73%	[3],[4],[7]	6.00%	[6],[10],[22]	9.42%	[2],[4],[7],[14]
Par Amount		$ 266,000	[2],[4],[14]	$ 385,000	[3],[4]	$ 266,000	[6],[10]
Cost		259,000	[2],[4],[14],[20]	378,000	[3],[4],[20]	256,000	[1],[6],[10]
Fair Value		$ 266,000	[2],[4],[14]	$ 368,000	[3],[4]	$ 256,000	[6],[10]
Percentage of Net Assets		0.02%	[2],[4],[14]	0.03%	[3],[4]	0.02%	[6],[10]	0.02%	[2],[4],[14]
Unused Fee Rate				0.50%
Unfunded Commitment				$ 1,065,000
Fair Value				$ (45,000)
Investment, Identifier [Axis]: Omni Intermediate Holdings, LLC 4
Variable interest rate	[3],[4],[12]			5.00%
Interest Rate	[3],[4],[7],[12]			9.73%
Cost	[3],[4],[12],[20]			$ (9,000)
Fair Value	[3],[4],[12]			$ (45,000)
Percentage of Net Assets				0.00%
Investment, Identifier [Axis]: PAI Holdco, Inc.
Variable interest rate		7.50%	[3],[14]	7.50%	[3],[4],[5]	5.50%	[6]	7.50%	[3],[14]
Interest rate, PIK		2.00%	[3],[14]	2.00%	[3],[4],[5]	2.00%	[6]	2.00%	[3],[14]
Interest Rate		13.02%	[3],[14],[27]	11.92%	[3],[4],[5]	8.50%	[6],[8]	13.02%	[3],[14],[27]
Par Amount				$ 26,033,000	[3],[4],[5]	$ 25,509,000	[6]	€ 26,430	[3],[14]
Cost				25,444,000	[3],[4],[5]	24,843,000	[1],[6]	25,898	[3],[14],[20]
Fair Value				$ 23,787,000	[3],[4],[5]	$ 25,509,000	[6]	€ 25,074	[3],[14]
Percentage of Net Assets		1.69%	[3],[14]	1.70%	[3],[4],[5]	2.15%	[6]	1.69%	[3],[14]
Investment, Identifier [Axis]: PCX Holding Corp.
Par Amount		$ 6,538,000	[14],[23]	$ 6,538,000	[4],[24]
Par Amount, Shares (in shares) | shares				6,538	[5],[25]	6,538,000
Cost		654,000	[14],[20],[23]	$ 654,000	[1],[4],[5],[24],[25]	$ 654,000
Fair Value		$ 779,000	[14],[23]	$ 747,000	[4],[5],[24],[25]	$ 965,000
Percentage of Net Assets		0.05%	[14],[23]	0.05%	[4],[5],[24],[25]	0.08%		0.05%	[14],[23]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 987,000		$ 1,296,000
Fair Value		$ (9,000)		$ (42,000)
Investment, Identifier [Axis]: PCX Holding Corp. 1
Variable interest rate		6.25%	[3],[4],[13]	6.25%	[3],[4],[17]	6.25%	[6],[21]	6.25%	[3],[4],[13]
Interest Rate		11.79%	[3],[4],[7],[13]	10.98%	[3],[4],[7],[17]	7.25%	[6],[21],[22]	11.79%	[3],[4],[7],[13]
Par Amount		$ 18,093,000	[3],[4],[13]	$ 18,232,000	[3],[4],[17]	$ 18,417,000	[6],[21]
Cost		17,975,000	[3],[4],[13],[20]	18,093,000	[3],[4],[17],[20]	18,250,000	[1],[6],[21]
Fair Value		$ 17,930,000	[3],[4],[13]	$ 17,636,000	[3],[4],[17]	$ 18,417,000	[6],[21]
Percentage of Net Assets		1.21%	[3],[4],[13]	1.26%	[3],[4],[17]	1.55%	[6],[21]	1.21%	[3],[4],[13]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 1,851,000
Investment, Identifier [Axis]: PCX Holding Corp. 2
Variable interest rate		6.25%	[3],[4]	6.25%	[3],[4]	6.25%	[6],[10]	6.25%	[3],[4]
Interest Rate		11.79%	[3],[4],[7]	10.98%	[3],[4],[7]	7.25%	[6],[10],[22]	11.79%	[3],[4],[7]
Par Amount		$ 18,218,000	[3],[4]	$ 18,356,000	[3],[4]	$ 7,386,000	[6],[10]
Cost		17,968,000	[3],[4],[20]	18,064,000	[3],[4],[20]	7,309,000	[1],[6],[10]
Fair Value		$ 18,053,000	[3],[4]	$ 17,756,000	[3],[4]	$ 7,386,000	[6],[10]
Percentage of Net Assets		1.22%	[3],[4]	1.27%	[3],[4]	0.62%	[6],[10]	1.22%	[3],[4]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 1,851,000
Investment, Identifier [Axis]: PCX Holding Corp. 3
Variable interest rate		6.25%	[2],[3],[4]	6.25%	[3],[4],[12]	6.25%	[6],[10]	6.25%	[2],[3],[4]
Interest Rate		11.79%	[2],[3],[4],[7]	10.98%	[3],[4],[7],[12]	7.25%	[6],[10],[22]	11.79%	[2],[3],[4],[7]
Par Amount	[3],[4]	$ 864,000	[2]	$ 555,000	[12]
Cost		853,000	[2],[3],[4],[20]	542,000	[3],[4],[12],[20]	$ (16,000)	[1],[6],[10]
Fair Value	[3],[4]	$ 847,000	[2]	$ 495,000	[12]
Percentage of Net Assets		0.06%	[2],[3],[4]	0.04%	[3],[4],[12]	0.00%	[6],[10]	0.06%	[2],[3],[4]
Investment, Identifier [Axis]: PDFTron Systems, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 3,850,000		$ 3,850,000
Fair Value		$ (73,000)		$ (128,000)
Investment, Identifier [Axis]: PDFTron Systems, Inc. 1
Variable interest rate	[3]	5.50%	[13],[14],[28]	5.50%	[4],[5],[16],[17],[30]			5.50%	[13],[14],[28]
Interest Rate	[3]	10.83%	[13],[14],[28]	9.82%	[4],[5],[7],[16],[17],[30]			10.83%	[13],[14],[28]
Par Amount	[3]	$ 30,107,000	[13],[14],[28]	$ 30,415,000	[4],[5],[16],[17],[30]
Cost	[3]	29,750,000	[13],[14],[28]	29,998,000	[4],[5],[9],[16],[17],[30]
Fair Value	[3]	$ 29,535,000	[13],[14],[28]	$ 29,402,000	[4],[5],[16],[17],[30]
Percentage of Net Assets	[3]	1.99%	[13],[14],[28]	2.10%	[4],[5],[16],[17],[30]			1.99%	[13],[14],[28]
Investment, Identifier [Axis]: PDFTron Systems, Inc. 2
Variable interest rate	[3]	5.50%	[14],[28]	5.50%	[4],[5],[29],[30]			5.50%	[14],[28]
Interest Rate	[3]	10.83%	[14],[28]	9.82%	[4],[5],[7],[22],[29],[30]			10.83%	[14],[28]
Par Amount	[3]	$ 9,751,000	[14],[28]	$ 9,800,000	[4],[5],[29],[30]
Cost	[3]	9,612,000	[14],[28]	9,638,000	[1],[4],[5],[9],[29],[30]
Fair Value	[3]	$ 9,566,000	[14],[28]	$ 9,474,000	[4],[5],[29],[30]
Percentage of Net Assets	[3]	0.65%	[14],[28]	0.68%	[4],[5],[29],[30]			0.65%	[14],[28]
Investment, Identifier [Axis]: PDFTron Systems, Inc. 3
Variable interest rate	[3]	5.50%	[14],[15],[28]	5.50%	[4],[5],[11],[12],[29],[30]			5.50%	[14],[15],[28]
Interest Rate	[3]	10.83%	[14],[15],[28]	9.82%	[4],[5],[7],[11],[12],[22],[29],[30]			10.83%	[14],[15],[28]
Par Amount	[3]	$ 3,850,000	[14],[15],[28]	$ 3,850,000	[4],[5],[11],[12],[29],[30]
Cost	[3]	3,764,000	[14],[15],[28]	3,741,000	[1],[4],[5],[9],[11],[12],[29],[30]
Fair Value	[3]	$ 3,704,000	[14],[15],[28]	$ 3,594,000	[4],[5],[11],[12],[29],[30]
Percentage of Net Assets	[3]	0.25%	[14],[15],[28]	0.26%	[4],[5],[11],[12],[29],[30]			0.25%	[14],[15],[28]
Investment, Identifier [Axis]: PDFTron US Acquisition Corp. 1
Variable interest rate	[6],[10],[21]					5.50%
Interest Rate	[6],[8],[10],[21]					6.50%
Par Amount	[6],[10],[21]					$ 30,723,000
Cost	[1],[6],[10],[21]					30,226,000
Fair Value	[6],[10],[21]					$ 29,894,000
Percentage of Net Assets	[6],[10],[21]					2.52%
Unused Fee Rate						1.00%
Unfunded Commitment						$ 3,640,000
Fair Value						$ (98,000)
Investment, Identifier [Axis]: PDFTron US Acquisition Corp. 2
Variable interest rate	[6],[10],[31]					5.50%
Interest Rate	[6],[8],[10],[31]					6.50%
Par Amount	[6],[10],[31]					$ 6,160,000
Cost	[1],[6],[10],[31]					6,044,000
Fair Value	[6],[10],[31]					$ 5,896,000
Percentage of Net Assets	[6],[10],[31]					0.50%
Unused Fee Rate						0.50%
Unfunded Commitment						$ 7,700,000
Fair Value						$ (208,000)
Investment, Identifier [Axis]: PDFTron US Acquisition Corp. 3
Variable interest rate	[6],[10],[31]					5.50%
Interest Rate	[6],[8],[10],[31]					6.50%
Cost	[1],[6],[10],[31]					$ (140,000)
Fair Value	[6],[10],[31]					$ (208,000)
Percentage of Net Assets	[6],[10],[31]					(0.02%)
Investment, Identifier [Axis]: PPV Intermediate Holdings, LLC
Variable interest rate	[14],[15],[18]	5.75%						5.75%
Interest Rate	[14],[15],[18]	11.15%						11.15%
Cost	[14],[15],[18]	$ (75,000)
Fair Value	[14],[15],[18]	$ (75,000)
Percentage of Net Assets	[14],[15],[18]	(0.01%)						(0.01%)
Unused Fee Rate		1.00%
Unfunded Commitment		$ 15,090,000
Fair Value		$ (75,000)
Investment, Identifier [Axis]: PPV Intermediate Holdings, LLC Two
Variable interest rate	[14],[18]	5.75%						5.75%
Interest Rate	[14],[18]	11.15%						11.15%
Par Amount	[14],[18]	$ 4,357,000
Cost	[14],[18]	4,193,000
Fair Value	[14],[18]	$ 4,292,000
Percentage of Net Assets	[14],[18]	0.29%						0.29%
Investment, Identifier [Axis]: PT Intermediate Holdings III, LLC 1
Variable interest rate		5.98%	[14],[18]	5.50%	[4],[5],[18],[19]	5.50%	[6],[19]	5.98%	[14],[18]
Interest Rate		11.52%	[14],[18]	10.23%	[4],[5],[7],[18],[19]	6.25%	[6],[8],[19]	11.52%	[14],[18]
Par Amount		$ 28,415,000	[14],[18]	$ 28,632,000	[4],[5],[18],[19]	$ 17,400,000	[6],[19]
Cost		28,191,000	[14],[18]	28,383,000	[4],[5],[9],[18],[19]	17,228,000	[1],[6],[19]
Fair Value		$ 27,116,000	[14],[18]	$ 27,804,000	[4],[5],[18],[19]	$ 17,228,000	[6],[19]
Percentage of Net Assets		1.83%	[14],[18]	1.99%	[4],[5],[18],[19]	1.45%	[6],[19]	1.83%	[14],[18]
Unfunded Commitment						$ 16,090,000
Investment, Identifier [Axis]: PT Intermediate Holdings III, LLC 2
Variable interest rate		5.98%	[14],[18]	5.50%	[4],[5],[18],[19]	5.50%	[6],[10],[19]	5.98%	[14],[18]
Interest Rate		11.52%	[14],[18]	10.23%	[4],[5],[7],[18],[19]	6.25%	[6],[8],[10],[19]	11.52%	[14],[18]
Par Amount		$ 15,808,000	[14],[18]	$ 15,929,000	[4],[5],[18],[19]	$ 11,521,000	[6],[10],[19]
Cost		15,682,000	[14],[18]	15,787,000	[4],[5],[9],[18],[19]	11,408,000	[1],[6],[10],[19]
Fair Value		$ 15,086,000	[14],[18]	$ 15,469,000	[4],[5],[18],[19]	$ 11,408,000	[6],[10],[19]
Percentage of Net Assets		1.02%	[14],[18]	1.11%	[4],[5],[18],[19]	0.96%	[6],[10],[19]	1.02%	[14],[18]
Investment, Identifier [Axis]: Pareto Health Intermediate Holdings, Inc.
Unused Fee Rate		0.50%
Unfunded Commitment		$ 792,000
Fair Value		$ (9,000)
Investment, Identifier [Axis]: Pareto Health Intermediate Holdings, Inc. 1
Variable interest rate	[14],[15]	6.50%						6.50%
Interest Rate	[14],[15]	11.97%						11.97%
Par Amount	[14],[15]	$ 6,763,000
Cost	[14],[15]	6,632,000
Fair Value	[14],[15]	$ 6,685,000
Percentage of Net Assets	[14],[15]	0.45%						0.45%
Investment, Identifier [Axis]: Pareto Health Intermediate Holdings, Inc. 2
Variable interest rate	[14],[15]	6.50%						6.50%
Interest Rate	[14],[15]	11.97%						11.97%
Cost	[14],[15]	$ (15,000)
Fair Value	[14],[15]	$ (9,000)
Investment, Identifier [Axis]: Patriot Growth Insurance Services, LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 4,485,000		$ 4,485,000
Fair Value		$ (61,000)		$ (207,000)
Investment, Identifier [Axis]: Patriot Growth Insurance Services, LLC 1
Variable interest rate		5.75%	[13],[14],[18]	5.50%	[5],[16],[19]	5.50%		5.75%	[13],[14],[18]
Interest Rate		11.27%	[13],[14],[18]	8.86%	[5],[16],[19],[22]	6.25%		11.27%	[13],[14],[18]
Par Amount		$ 62,516,000	[13],[14],[18]	$ 61,902,000	[5],[16],[19]	$ 45,812,000
Cost		61,538,000	[13],[14],[18]	60,837,000	[1],[5],[16],[19]	44,918,000
Fair Value		$ 61,666,000	[13],[14],[18]	$ 59,042,000	[5],[16],[19]	$ 44,918,000
Percentage of Net Assets		4.16%	[13],[14],[18]	4.23%	[5],[16],[19]	3.78%		4.16%	[13],[14],[18]
Unused Fee Rate						0.75%
Unfunded Commitment						$ 17,620,000
Fair Value						$ (171,000)
Investment, Identifier [Axis]: Patriot Growth Insurance Services, LLC 2
Variable interest rate		5.75%	[14],[15],[18]	5.50%	[5],[19]	5.75%		5.75%	[14],[15],[18]
Interest Rate		11.27%	[14],[15],[18]	8.86%	[5],[19],[22]	6.75%		11.27%	[14],[15],[18]
Par Amount	[5],[19]			$ 1,089,000
Cost		$ (65,000)	[14],[15],[18]	1,060,000	[1],[5],[19]	$ (171,000)
Fair Value		$ (61,000)	[14],[15],[18]	$ 1,039,000	[5],[19]	$ (171,000)
Percentage of Net Assets				0.07%	[5],[19]	(0.01%)
Unused Fee Rate						0.75%
Unfunded Commitment						$ 4,485,000
Fair Value						$ (86,000)
Investment, Identifier [Axis]: Patriot Growth Insurance Services, LLC 3
Variable interest rate				5.50%	[5],[11],[15],[19]	5.50%
Interest Rate				8.86%	[5],[11],[15],[19],[22]	6.25%
Cost				$ (74,000)	[1],[5],[11],[15],[19]	$ (86,000)
Fair Value				$ (207,000)	[5],[11],[15],[19]	$ (86,000)
Percentage of Net Assets				(0.01%)	[5],[11],[15],[19]	(0.01%)
Investment, Identifier [Axis]: Performance Health & Wellness
Variable interest rate		6.00%	[3],[13],[14]	6.00%	[3],[4],[17]	6.00%	[6],[21]	6.00%	[3],[13],[14]
Interest Rate		11.57%	[3],[13],[14]	10.73%	[3],[4],[7],[17]	7.00%	[6],[8],[21]	11.57%	[3],[13],[14]
Par Amount		$ 9,398,000	[3],[13],[14]	$ 9,398,000	[3],[4],[17]	$ 10,474,000	[6],[21]
Cost		9,268,000	[3],[13],[14]	9,248,000	[3],[4],[9],[17]	10,278,000	[1],[6],[21]
Fair Value		$ 9,248,000	[3],[13],[14]	$ 8,956,000	[3],[4],[17]	$ 10,474,000	[6],[21]
Percentage of Net Assets		0.62%	[3],[13],[14]	0.64%	[3],[4],[17]	0.88%	[6],[21]	0.62%	[3],[13],[14]
Investment, Identifier [Axis]: PerkinElmer U.S., LLC
Variable interest rate	[3],[13],[14]	6.75%						6.75%
Interest Rate	[3],[13],[14]	12.16%						12.16%
Par Amount	[3],[13],[14]	$ 3,893,000
Cost	[3],[13],[14]	3,784,000
Fair Value	[3],[13],[14]	$ 3,842,000
Percentage of Net Assets	[3],[13],[14]	0.26%						0.26%
Investment, Identifier [Axis]: Pet Holdings, Inc. (Brightpet)
Par Amount		$ 17,543,000	[14],[23]	$ 13,846,000	[4],[24]
Par Amount, Shares (in shares) | shares				13,846	[5],[25]	12,313,000
Cost		2,013,000	[14],[20],[23]	$ 1,385,000	[1],[4],[5],[24],[25]	$ 1,232,000
Fair Value		$ 1,718,000	[14],[23]	$ 1,028,000	[4],[5],[24],[25]	$ 1,052,000
Percentage of Net Assets		0.12%	[14],[23]	0.07%	[4],[5],[24],[25]	0.09%		0.12%	[14],[23]
Investment, Identifier [Axis]: Peter C. Foy & Associates Insurance Services, LLC 1
Variable interest rate		6.00%	[13],[14],[18]	6.00%	[5],[19]	6.00%		6.00%	[13],[14],[18]
Interest Rate		11.43%	[13],[14],[18]	11.12%	[5],[19],[22]	6.75%		11.43%	[13],[14],[18]
Par Amount		$ 20,256,000	[13],[14],[18]	$ 910,000	[5],[19]	$ 17,972,000
Cost		20,072,000	[13],[14],[18]	897,000	[1],[5],[19]	17,796,000
Fair Value		$ 19,896,000	[13],[14],[18]	$ 866,000	[5],[19]	$ 17,796,000
Percentage of Net Assets		1.34%	[13],[14],[18]	0.06%	[5],[19]	1.50%		1.34%	[13],[14],[18]
Unused Fee Rate		1.00%		1.00%		1.00%
Unfunded Commitment		$ 1,695,000		$ 292,000		$ 1,559,000
Fair Value		$ (16,000)		$ (14,000)		$ (13,000)
Investment, Identifier [Axis]: Peter C. Foy & Associates Insurance Services, LLC 2
Variable interest rate		6.00%	[14],[15],[18]	6.00%	[5],[11],[15],[19]	6.00%		6.00%	[14],[15],[18]
Interest Rate		11.43%	[14],[15],[18]	11.12%	[5],[11],[15],[19]	6.75%		11.43%	[14],[15],[18]
Par Amount		$ 7,164,000	[14],[15],[18]	$ 1,985,000	[5],[11],[15],[19]	$ 3,433,000
Cost		7,080,000	[14],[15],[18]	1,955,000	[5],[11],[15],[19]	3,392,000
Fair Value		$ 7,022,000	[14],[15],[18]	$ 1,874,000	[5],[11],[15],[19]	$ 3,392,000
Percentage of Net Assets		0.47%	[14],[15],[18]	0.13%	[5],[11],[15],[19]	0.29%		0.47%	[14],[15],[18]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 832,000		$ 832,000		$ 832,000
Fair Value		$ (15,000)		$ (40,000)		$ (8,000)
Investment, Identifier [Axis]: Peter C. Foy & Associates Insurance Services, LLC 3
Variable interest rate		6.00%	[14],[15],[18]	6.00%	[5],[19]	6.00%		6.00%	[14],[15],[18]
Interest Rate		11.43%	[14],[15],[18]	11.21%	[5],[19]	6.75%		11.43%	[14],[15],[18]
Par Amount	[5],[19]			$ 17,793,000
Cost		$ (6,000)	[14],[15],[18]	17,638,000	[5],[19]	$ (8,000)
Fair Value		$ (15,000)	[14],[15],[18]	$ 16,930,000	[5],[19]	$ (8,000)
Percentage of Net Assets				1.21%	[5],[19]	0.00%
Investment, Identifier [Axis]: Peter C. Foy & Associates Insurance Services, LLC 4
Variable interest rate	[5],[11],[15],[19]			6.00%
Interest Rate	[5],[11],[15],[19]			11.21%
Par Amount	[5],[11],[15],[19]			$ 4,942,000
Cost	[5],[11],[15],[19]			4,899,000
Fair Value	[5],[11],[15],[19]			$ 4,703,000
Percentage of Net Assets	[5],[11],[15],[19]			0.34%
Investment, Identifier [Axis]: Peter C. Foy & Associates Insurance Services, LLC 5
Variable interest rate	[5],[11],[15],[19]			6.00%
Interest Rate	[5],[11],[15],[19]			11.21%
Cost	[5],[11],[15],[19]			$ (7,000)
Fair Value	[5],[11],[15],[19]			$ (40,000)
Percentage of Net Assets	[5],[11],[19]			0.00%
Investment, Identifier [Axis]: Pound Bidco, Inc 1
Variable interest rate	[3],[13],[28]	6.50%	[14]	6.50%	[4],[5],[16],[18],[29]			6.50%	[14]
Interest Rate	[3],[13],[28]	11.93%	[14],[27]	10.67%	[4],[5],[16],[18],[29]			11.93%	[14],[27]
Par Amount	[3],[13],[28]			$ 9,012,000	[4],[5],[16],[18],[29]			€ 6,395	[14]
Cost	[3],[13],[28]			8,888,000	[4],[5],[16],[18],[29]			6,329	[14],[20]
Fair Value	[3],[13],[28]			$ 8,970,000	[4],[5],[16],[18],[29]			€ 6,395	[14]
Percentage of Net Assets	[3],[13],[28]	0.43%	[14]	0.64%	[4],[5],[16],[18],[29]			0.43%	[14]
Investment, Identifier [Axis]: Pound Bidco, Inc 2
Variable interest rate	[3],[13],[28]	6.50%	[14],[15]	6.50%	[2],[4],[5],[11],[16],[29]			6.50%	[14],[15]
Interest Rate	[3],[13],[28]	11.93%	[14],[15],[27]	10.67%	[2],[4],[5],[11],[16],[29]			11.93%	[14],[15],[27]
Cost	[3],[13],[28]			$ (14,000)	[2],[4],[5],[11],[16],[29]			€ (11)	[14],[15],[20]
Fair Value	[2],[3],[4],[5],[11],[13],[16],[28],[29]			$ (5,000)
Percentage of Net Assets	[5],[11],[16],[29]			0.00%
Investment, Identifier [Axis]: Pound Bidco, Inc 3
Variable interest rate	[3],[14],[28]	6.50%						6.50%
Interest Rate	[3],[14],[27],[28]	11.93%						11.93%
Par Amount | €	[3],[14],[28]							€ 2,617
Cost | €	[3],[14],[20],[28]							2,585
Fair Value | €	[3],[14],[28]							€ 2,617
Percentage of Net Assets	[3],[14],[28]	0.18%						0.18%
Investment, Identifier [Axis]: Pound Bidco, Inc 4
Variable interest rate	[3],[14],[15],[28]	6.50%						6.50%
Interest Rate	[3],[14],[15],[27],[28]	11.93%						11.93%
Investment, Identifier [Axis]: Pound Bidco, Inc.
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 1,163,000		$ 1,163,000		$ 1,163,000
Fair Value				$ (5,000)		$ (19,000)
Investment, Identifier [Axis]: Pound Bidco, Inc. 1
Variable interest rate	[6],[21],[31]					6.50%
Interest Rate	[6],[8],[21],[31]					7.50%
Par Amount	[6],[21],[31]					$ 9,012,000
Cost	[1],[6],[21],[31]					8,854,000
Fair Value	[6],[21],[31]					$ 8,854,000
Percentage of Net Assets	[6],[21],[31]					0.74%
Investment, Identifier [Axis]: Pound Bidco, Inc. 2
Variable interest rate	[6],[10],[21],[31]					6.50%
Interest Rate	[6],[8],[10],[21],[31]					7.50%
Cost	[1],[6],[10],[21],[31]					$ (19,000)
Fair Value	[6],[10],[21],[31]					$ (19,000)
Percentage of Net Assets	[6],[10],[21],[31]					0.00%
Investment, Identifier [Axis]: Pritchard Industries, Inc.
Par Amount, Shares (in shares) | shares				1,700,000	[5],[25]	1,700,000,000
Cost				$ 1,700,000	[1],[5],[25]	$ 1,700,000
Fair Value				$ 2,210,000	[5],[25]	$ 1,700,000
Percentage of Net Assets				0.16%	[5],[25]	0.14%
Unused Fee Rate				1.00%		1.00%
Unfunded Commitment				$ 691,000		$ 6,140,000
Fair Value				(38,000)		$ (59,000)
Investment, Identifier [Axis]: Pritchard Industries, LLC
Par Amount		1,700,000,000	[14],[23]	1,700,000,000	[4],[24]
Cost		1,700,000	[14],[20],[23]	1,700,000	[4],[24]
Fair Value		$ 1,734,000	[14],[23]	$ 2,210,000	[4],[24]
Percentage of Net Assets		0.12%	[14],[23]	0.16%	[4],[24]			0.12%	[14],[23]
Unused Fee Rate				1.00%
Unfunded Commitment				$ 691,000
Fair Value				$ (38,000)
Investment, Identifier [Axis]: Pritchard Industries, LLC 1
Variable interest rate		5.50%	[14],[18]	5.50%	[5],[14],[18],[19]	5.50%	[6],[19]	5.50%	[14],[18]
Interest Rate		11.09%	[14],[18],[27]	10.54%	[5],[14],[18],[19]	6.25%	[6],[8],[19]	11.09%	[14],[18],[27]
Par Amount		$ 25,338,000	[14],[18]	$ 25,532,000	[5],[14],[18],[19]	$ 25,789,000	[6],[19]
Cost		24,971,000	[14],[18],[20]	25,108,000	[5],[14],[18],[19]	25,289,000	[1],[6],[19]
Fair Value		$ 24,809,000	[14],[18]	$ 24,112,000	[5],[14],[18],[19]	$ 25,289,000	[6],[19]
Percentage of Net Assets		1.67%	[14],[18]	1.73%	[5],[14],[18],[19]	2.13%	[6],[19]	1.67%	[14],[18]
Investment, Identifier [Axis]: Pritchard Industries, LLC 2
Variable interest rate		5.50%	[14],[18]	5.50%	[4],[5],[10],[11],[12],[18],[19]	5.50%	[6],[10],[19]	5.50%	[14],[18]
Interest Rate		11.09%	[14],[18],[27]	10.54%	[4],[5],[10],[11],[12],[18],[19]	6.25%	[6],[8],[10],[19]	11.09%	[14],[18],[27]
Par Amount	[18]	$ 6,058,000	[14]	$ 5,413,000	[4],[5],[10],[11],[12],[19]
Cost		5,966,000	[14],[18],[20]	5,315,000	[4],[5],[10],[11],[12],[18],[19],[20]	$ (59,000)	[1],[6],[10],[19]
Fair Value		$ 5,931,000	[14],[18]	$ 5,074,000	[4],[5],[10],[11],[12],[18],[19]	$ (59,000)	[6],[10],[19]
Percentage of Net Assets		0.40%	[14],[18]	0.36%	[4],[5],[10],[11],[12],[18],[19]	0.00%	[6],[10],[19]	0.40%	[14],[18]
Investment, Identifier [Axis]: Procure Acquiom Financial, LLC (Procure Analytics)
Par Amount		$ 1,000,000,000	[14],[23]	$ 1,000,000,000	[4],[24]
Par Amount, Shares (in shares) | shares				1,000,000	[5],[25]	1,000,000,000
Cost		1,000,000	[14],[20],[23]	$ 1,000,000	[1],[4],[5],[24],[25]	$ 1,000,000
Fair Value		$ 1,240,000	[14],[23]	$ 1,380,000	[4],[5],[24],[25]	$ 1,000,000
Percentage of Net Assets		0.08%	[14],[23]	0.10%	[4],[5],[24],[25]	0.08%		0.08%	[14],[23]
Investment, Identifier [Axis]: Procure Acquireco, Inc. (Procure Analytics) 1
Variable interest rate		5.00%	[14],[18]	5.00%	[4],[5],[18],[19]	5.50%	[6],[19]	5.00%	[14],[18]
Interest Rate		10.57%	[14],[18]	9.35%	[4],[5],[7],[18],[19],[22]	6.25%	[6],[8],[19]	10.57%	[14],[18]
Par Amount		$ 3,899,000	[14],[18]	$ 3,929,000	[4],[5],[18],[19]	$ 3,968,000	[6],[19]
Cost		3,837,000	[14],[18]	3,859,000	[1],[4],[5],[18],[19],[20]	3,889,000	[1],[6],[19]
Fair Value		$ 3,769,000	[14],[18]	$ 3,755,000	[4],[5],[18],[19]	$ 3,889,000	[6],[19]
Percentage of Net Assets		0.25%	[14],[18]	0.27%	[4],[5],[18],[19]	0.33%	[6],[19]	0.25%	[14],[18]
Unused Fee Rate		1.00%		1.00%		0.50%
Unfunded Commitment		$ 794,000		$ 794,000		$ 794,000
Fair Value		$ (26,000)		$ (35,000)		$ (8,000)
Investment, Identifier [Axis]: Procure Acquireco, Inc. (Procure Analytics) 2
Variable interest rate		5.00%	[14],[15],[18]	5.00%	[4],[5],[12],[18],[19]	5.50%	[6],[10],[19]	5.00%	[14],[15],[18]
Interest Rate		10.57%	[14],[15],[18]	9.35%	[4],[5],[7],[12],[18],[19],[22]	6.25%	[6],[8],[10],[19]	10.57%	[14],[15],[18]
Cost		$ (6,000)	[14],[15],[18]	$ (7,000)	[1],[4],[5],[12],[18],[19],[20]	$ (8,000)	[1],[6],[10],[19]
Fair Value		$ (26,000)	[14],[15],[18]	$ (35,000)	[4],[5],[12],[18],[19]	$ (8,000)	[6],[10],[19]
Percentage of Net Assets	[19]			0.00%	[5]	0.00%	[6],[10]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 238,000		$ 238,000		$ 238,000
Fair Value		$ (8,000)		$ (11,000)		$ (5,000)
Investment, Identifier [Axis]: Procure Acquireco, Inc. (Procure Analytics) 3
Variable interest rate		5.00%	[14],[15],[18]	5.00%	[4],[5],[12],[18],[19]	5.50%	[6],[10],[19]	5.00%	[14],[15],[18]
Interest Rate		10.57%	[14],[15],[18]	9.35%	[4],[5],[7],[12],[18],[19],[22]	6.25%	[6],[8],[10],[19]	10.57%	[14],[15],[18]
Cost		$ (3,000)	[14],[15],[18]	$ (4,000)	[1],[4],[5],[12],[18],[19],[20]	$ (5,000)	[1],[6],[10],[19]
Fair Value		$ (8,000)	[14],[15],[18]	$ (11,000)	[4],[5],[12],[18],[19]	$ (5,000)	[6],[10],[19]
Percentage of Net Assets	[19]			0.00%	[5]	0.00%	[6],[10]
Investment, Identifier [Axis]: Project Boost Purchase, LLC 1
Variable interest rate	[14],[18]	5.25%		5.25%	[5],[19]			5.25%
Interest Rate	[14],[18]	10.67%		9.65%	[5],[19],[22]			10.67%
Par Amount	[14],[18]	$ 5,682,000		$ 5,414,000
Par Amount, Shares (in shares) | shares	[5],[19]			5,414
Cost	[14],[18]	5,636,000		$ 5,364,000	[1],[5],[19]
Fair Value	[14],[18]	$ 5,664,000		$ 5,362,000	[5],[19]
Percentage of Net Assets	[14],[18]	0.38%		0.38%	[5],[19]			0.38%
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 589,000		$ 1,038,000
Fair Value		$ (2,000)		$ (10,000)
Investment, Identifier [Axis]: Project Boost Purchase, LLC 2
Variable interest rate	[14],[15],[18]	5.25%		5.25%	[5],[11],[19]			5.25%
Interest Rate	[14],[15],[18]	10.67%		9.65%	[5],[11],[19],[22]			10.67%
Par Amount	[14],[15],[18]			$ 85,000
Par Amount, Shares (in shares) | shares	[5],[11],[19]			85
Cost	[14],[15],[18]	$ (4,000)		$ 79,000	[1],[5],[11],[19]
Fair Value	[14],[15],[18]	$ (2,000)		$ 74,000	[5],[11],[19]
Percentage of Net Assets	[5],[11],[14],[15],[18],[19]			0.01%
Unused Fee Rate		0.38%		0.50%
Unfunded Commitment		$ 449,000		$ 449,000
Fair Value		$ (1,000)		$ (4,000)
Investment, Identifier [Axis]: Project Boost Purchase, LLC 3
Variable interest rate	[14],[15],[18]	5.25%		5.25%	[5],[11],[19]			5.25%
Interest Rate	[14],[15],[18]	10.67%		9.65%	[5],[11],[19],[22]			10.67%
Par Amount, Shares (in shares) | shares	[5],[11],[19]			0
Cost	[14],[15],[18]	$ (3,000)		$ (4,000)	[1],[5],[11],[19]
Fair Value	[14],[15],[18]	$ (1,000)		$ (4,000)	[5],[11],[19]
Percentage of Net Assets	[5],[11],[19]			0.00%
Investment, Identifier [Axis]: Project Leopard Holdings Inc
Variable interest rate	[26],[28]	5.25%		5.25%				5.25%
Interest Rate	[26],[28]	10.72%	[27]	9.80%				10.72%	[27]
Par Amount	[26],[28]			$ 6,280,000				€ 6,233
Cost	[26],[28]			5,862,000				5,852	[20]
Fair Value	[26],[28]			$ 5,696,000				€ 5,485
Percentage of Net Assets	[26],[28]	0.37%		0.41%				0.37%
Investment, Identifier [Axis]: Project Leopard Holdings, Inc.
Variable interest rate	[29],[36]			5.25%
Interest Rate	[29],[36]			9.80%
Par Amount	[29],[36]			$ 6,280,000
Cost	[29],[36]			5,862,000
Fair Value	[29],[36]			$ 5,696,000
Percentage of Net Assets	[29],[36]			0.41%
Investment, Identifier [Axis]: Prompt Care Infusion Buyer Inc 1
Variable interest rate		6.00%	[3],[14]	6.00%				6.00%	[3],[14]
Interest Rate		11.43%	[3],[14]	10.22%				11.43%	[3],[14]
Par Amount		$ 9,004,000	[3],[14]	$ 9,073,000
Cost		8,876,000	[3],[14]	8,925,000
Fair Value		$ 8,862,000	[3],[14]	$ 8,757,000
Percentage of Net Assets		0.60%	[3],[14]	0.63%				0.60%	[3],[14]
Unused Fee Rate		1.00%
Unfunded Commitment		$ 972,000
Fair Value		$ (15,000)
Investment, Identifier [Axis]: Prompt Care Infusion Buyer Inc 2
Variable interest rate	[15]	6.00%	[3],[14]	6.00%				6.00%	[3],[14]
Interest Rate	[15]	11.43%	[3],[14]	10.22%				11.43%	[3],[14]
Par Amount	[15]	$ 1,402,000	[3],[14]	$ 881,000
Cost	[15]	1,379,000	[3],[14]	849,000
Fair Value	[15]	$ 1,365,000	[3],[14]	$ 766,000
Percentage of Net Assets	[15]	0.09%	[3],[14]	0.05%				0.09%	[3],[14]
Investment, Identifier [Axis]: Promptcare Infusion Buyer, Inc. 1
Variable interest rate				6.00%		6.00%	[6]
Interest Rate				10.22%		7.00%	[6],[8]
Par Amount				$ 9,073,000		$ 9,165,000	[6]
Cost				8,925,000		8,990,000	[1],[6]
Fair Value				$ 8,757,000		$ 8,948,000	[6]
Percentage of Net Assets				0.63%		0.75%	[6]
Unused Fee Rate				1.00%		1.00%
Unfunded Commitment				$ 2,431,000		$ 3,050,000
Fair Value				$ (85,000)		$ (72,000)
Investment, Identifier [Axis]: Promptcare Infusion Buyer, Inc. 2
Variable interest rate				6.00%		6.00%	[6],[10]
Interest Rate				10.22%		7.00%	[6],[8],[10]
Par Amount				$ 881,000		$ 837,000	[6],[10]
Cost				849,000		792,000	[1],[6],[10]
Fair Value				$ 766,000		$ 745,000	[6],[10]
Percentage of Net Assets				0.05%		0.06%	[6],[10]
Investment, Identifier [Axis]: Prophix Software, Inc.
Unfunded Commitment		$ 297,000
Investment, Identifier [Axis]: QBS Parent, Inc.
Variable interest rate		8.50%	[14]	8.50%	[4],[5]	8.50%	[6]	8.50%	[14]
Interest Rate		13.92%	[14],[27]	12.88%	[4],[5]	8.72%	[6],[8]	13.92%	[14],[27]
Par Amount		$ 15,000,000	[14]	$ 15,000,000	[4],[5]	$ 15,000,000	[6]
Cost		14,841,000	[14],[20]	14,809,000	[4],[5]	14,769,000	[1],[6]
Fair Value		$ 14,343,000	[14]	$ 13,569,000	[4],[5]	$ 14,748,000	[6]
Percentage of Net Assets		0.97%	[14]	0.97%	[4],[5]	1.24%	[6]	0.97%	[14]
Investment, Identifier [Axis]: QW Holding Corporation 1
Variable interest rate	[3],[4],[5],[16],[17]			5.50%
Interest Rate	[3],[4],[5],[7],[16],[17],[22]			9.44%
Par Amount	[3],[4],[5],[16],[17]			$ 8,907,000
Cost	[1],[3],[4],[5],[16],[17],[20]			8,791,000
Fair Value	[3],[4],[5],[16],[17]			$ 8,575,000
Percentage of Net Assets	[3],[4],[5],[16],[17]			0.61%
Unused Fee Rate				1.00%
Unfunded Commitment				$ 394,000
Fair Value				$ (15,000)
Investment, Identifier [Axis]: QW Holding Corporation 2
Variable interest rate	[3],[4],[5],[12]			5.50%
Interest Rate	[3],[4],[5],[7],[12],[22]			9.44%
Par Amount	[3],[4],[5],[12]			$ 1,851,000
Cost	[1],[3],[4],[5],[12],[20]			1,824,000
Fair Value	[3],[4],[5],[12]			$ 1,767,000
Percentage of Net Assets	[3],[4],[5],[12]			0.13%
Unused Fee Rate				0.50%
Unfunded Commitment				$ 2,250,000
Fair Value				$ (84,000)
Investment, Identifier [Axis]: QW Holding Corporation 3
Variable interest rate	[3],[4],[5],[12]			5.50%
Interest Rate	[3],[4],[5],[7],[12],[22]			9.44%
Cost	[1],[3],[4],[5],[12],[20]			$ (29,000)
Fair Value	[3],[4],[5],[12]			$ (84,000)
Percentage of Net Assets	[3],[4],[5],[12]			(0.01%)
Investment, Identifier [Axis]: RSC Acquisition, Inc.
Unused Fee Rate		1.00%
Unfunded Commitment		$ 745,000
Fair Value		$ (11,000)
Investment, Identifier [Axis]: RSC Acquisition, Inc. 1
Variable interest rate		5.50%	[13],[14],[18]	5.50%	[5],[16],[19]	5.50%		5.50%	[13],[14],[18]
Interest Rate		11.04%	[13],[14],[18]	9.97%	[5],[16],[19]	6.25%		11.04%	[13],[14],[18]
Par Amount		$ 32,483,000	[13],[14],[18]	$ 24,774,000	[5],[16],[19]	$ 18,667,000
Cost		32,137,000	[13],[14],[18]	24,417,000	[5],[16],[19]	18,287,000
Fair Value		$ 32,137,000	[13],[14],[18]	$ 23,999,000	[5],[16],[19]	$ 18,484,000
Percentage of Net Assets		2.17%	[13],[14],[18]	1.72%	[5],[16],[19]	1.56%		2.17%	[13],[14],[18]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 8,474,000
Fair Value						$ (82,000)
Investment, Identifier [Axis]: RSC Acquisition, Inc. 2
Variable interest rate		6.00%	[14],[15],[18]	5.50%	[5],[19]	5.50%		6.00%	[14],[15],[18]
Interest Rate		11.54%	[14],[15],[18]	9.97%	[5],[19]	6.25%		11.54%	[14],[15],[18]
Par Amount				$ 7,961,000	[5],[19]	$ 5,911,000
Cost		$ (11,000)	[14],[15],[18]	7,900,000	[5],[19]	5,772,000
Fair Value		$ (11,000)	[14],[15],[18]	$ 7,712,000	[5],[19]	$ 5,772,000
Percentage of Net Assets				0.55%	[5],[19]	0.49%
Investment, Identifier [Axis]: RSK Holdings, Inc. (Riskonnect)
Variable interest rate		10.50%	[14],[18],[23]	10.50%	[5],[19],[25]			10.50%	[14],[18],[23]
Interest Rate	[4],[18],[24]			10.50%
Par Amount	[18]	$ 1,012,200,000	[14],[23]	$ 1,012,200,000	[4],[24]
Par Amount, Shares (in shares) | shares	[5],[19],[25]			1,012,200
Cost	[18]	1,137,000	[14],[20],[23]	$ 1,019,000	[1],[4],[5],[19],[24],[25]
Fair Value	[18]	$ 1,174,000	[14],[23]	$ 1,053,000	[4],[5],[19],[24],[25]
Percentage of Net Assets	[18]	0.08%	[14],[23]	0.08%	[4],[5],[19],[24],[25]			0.08%	[14],[23]
Investment, Identifier [Axis]: Radwell Parent, LLC
Unused Fee Rate				0.38%
Unfunded Commitment				$ 2,442,000
Fair Value				$ (71,000)
Investment, Identifier [Axis]: Radwell Parent, LLC 1
Variable interest rate	[4],[5],[16],[17],[18],[19]			6.75%
Interest Rate	[4],[5],[7],[16],[17],[18],[19]			11.33%
Par Amount	[4],[5],[16],[17],[18],[19]			$ 32,558,000
Cost	[4],[5],[9],[16],[17],[18],[19]			31,607,000
Fair Value	[4],[5],[16],[17],[18],[19]			$ 31,607,000
Percentage of Net Assets	[4],[5],[16],[17],[18],[19]			2.26%
Investment, Identifier [Axis]: Radwell Parent, LLC 2
Variable interest rate	[4],[5],[11],[12],[18],[19]			6.75%
Interest Rate	[4],[5],[7],[11],[12],[18],[19]			11.33%
Cost	[4],[5],[9],[11],[12],[18],[19]			$ (71,000)
Fair Value	[4],[5],[11],[12],[18],[19]			$ (71,000)
Percentage of Net Assets	[4],[5],[11],[12],[18],[19]			(0.01%)
Investment, Identifier [Axis]: Randy's Holdings, Inc. 1
Variable interest rate	[3],[4]	6.50%		6.50%				6.50%
Interest Rate	[3],[4],[7]	11.88%		10.59%				11.88%
Par Amount	[3],[4]	$ 6,684,000		$ 6,743,000
Cost	[3],[4],[20]	6,506,000		6,545,000
Fair Value	[3],[4]	$ 6,638,000		$ 6,545,000
Percentage of Net Assets	[3],[4]	0.45%		0.47%				0.45%
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 2,248,000		$ 2,248,000
Fair Value		$ (16,000)		$ (31,000)
Investment, Identifier [Axis]: Randy's Holdings, Inc. 2
Variable interest rate	[3],[4]	6.50%	[2]	6.50%	[12]			6.50%	[2]
Interest Rate	[3],[4],[7]	11.88%	[2]	10.59%	[12]			11.88%	[2]
Cost	[3],[4],[20]	$ (29,000)	[2]	$ (31,000)	[12]
Fair Value	[3],[4]	$ (15,000)	[2]	$ (31,000)	[12]
Percentage of Net Assets				0.00%
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 608,000		$ 757,000
Fair Value		$ (4,000)		$ (22,000)
Investment, Identifier [Axis]: Randy's Holdings, Inc. 3
Variable interest rate	[3],[4]	6.50%	[2]	6.50%	[12]			6.50%	[2]
Interest Rate	[3],[4],[7]	11.88%	[2]	10.59%	[12]			11.88%	[2]
Par Amount	[3],[4]	$ 292,000	[2]	$ 142,000	[12]
Cost	[3],[4],[20]	269,000	[2]	116,000	[12]
Fair Value	[3],[4]	$ 285,000	[2]	$ 116,000	[12]
Percentage of Net Assets	[3],[4]	0.02%	[2]	0.01%	[12]			0.02%	[2]
Investment, Identifier [Axis]: Raptor Merger Sub Debt, LLC
Unused Fee Rate		0.38%
Unfunded Commitment		$ 1,954,000
Fair Value		$ (9,000)
Investment, Identifier [Axis]: Raptor Merger Sub Debt, LLC 1
Variable interest rate	[13],[14],[18]	6.75%						6.75%
Interest Rate	[13],[14],[18]	12.14%						12.14%
Par Amount	[13],[14],[18]	$ 32,314,000
Cost	[13],[14],[18]	31,450,000
Fair Value	[13],[14],[18]	$ 32,165,000
Percentage of Net Assets	[13],[14],[18]	2.17%						2.17%
Investment, Identifier [Axis]: Raptor Merger Sub Debt, LLC 2
Variable interest rate	[14],[15],[18]	6.75%						6.75%
Interest Rate	[14],[15],[18]	12.14%						12.14%
Par Amount	[14],[15],[18]	$ 488,000
Cost	[14],[15],[18]	428,000
Fair Value	[14],[15],[18]	$ 477,000
Percentage of Net Assets	[14],[15],[18]	0.03%						0.03%
Investment, Identifier [Axis]: Recovery Point Systems, Inc.
Par Amount		$ 1,000,000,000	[14],[23]	$ 1,000,000,000	[4],[24]
Par Amount, Shares (in shares) | shares				1,000,000	[5],[25]	1,000,000,000
Cost		1,000,000	[14],[20],[23]	$ 1,000,000	[1],[4],[5],[24],[25]	$ 1,000,000
Fair Value		$ 1,020,000	[14],[23]	$ 760,000	[4],[5],[24],[25]	$ 750,000
Percentage of Net Assets		0.07%	[14],[23]	0.05%	[4],[5],[24],[25]	0.06%		0.07%	[14],[23]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 4,000,000		$ 4,000,000		$ 4,000,000
Fair Value				$ (5,000)
Investment, Identifier [Axis]: Recovery Point Systems, Inc. 1
Variable interest rate		6.00%	[3],[13],[14]	6.50%		6.50%		6.00%	[3],[13],[14]
Interest Rate		11.42%	[3],[13],[14]	10.26%		7.50%		11.42%	[3],[13],[14]
Par Amount		$ 40,740,000	[3],[13],[14]	$ 41,055,000		$ 41,475,000
Cost		40,298,000	[3],[13],[14]	40,514,000		40,805,000
Fair Value		$ 40,740,000	[3],[13],[14]	$ 41,002,000		$ 41,475,000
Percentage of Net Assets		2.75%	[3],[13],[14]	2.93%		3.49%		2.75%	[3],[13],[14]
Investment, Identifier [Axis]: Recovery Point Systems, Inc. 2
Variable interest rate		6.00%	[3],[14],[15]	6.50%	[15]	6.50%		6.00%	[3],[14],[15]
Interest Rate		11.42%	[3],[14],[15]	10.26%	[15]	7.50%		11.42%	[3],[14],[15]
Cost		$ (38,000)	[3],[14],[15]	$ (48,000)	[15]	$ (61,000)
Fair Value	[15]			$ (5,000)
Percentage of Net Assets				0.00%		0.00%
Investment, Identifier [Axis]: Red Dawn SEI Buyer, Inc.
Variable interest rate		8.50%	[3],[14]	8.50%	[3],[4],[5]	8.50%	[6]	8.50%	[3],[14]
Interest Rate		13.99%	[3],[14],[27]	12.67%	[3],[4],[5],[22]	9.50%	[6],[8]	13.99%	[3],[14],[27]
Par Amount		$ 19,000,000	[3],[14]	$ 19,000,000	[3],[4],[5]	$ 19,000,000	[6]
Cost		18,707,000	[3],[14],[20]	18,653,000	[1],[3],[4],[5]	18,584,000	[1],[6]
Fair Value		$ 18,867,000	[3],[14]	$ 17,904,000	[3],[4],[5]	$ 19,000,000	[6]
Percentage of Net Assets		1.27%	[3],[14]	1.28%	[3],[4],[5]	1.60%	[6]	1.27%	[3],[14]
Investment, Identifier [Axis]: Redwood Services Group, LLC
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 3,620,000		$ 729,000
Fair Value		$ (35,000)		$ (32,000)
Investment, Identifier [Axis]: Redwood Services Group, LLC 1
Variable interest rate		6.00%	[14],[18]	6.00%				6.00%	[14],[18]
Interest Rate		11.75%	[14],[18]	10.68%				11.75%	[14],[18]
Par Amount		$ 10,857,000	[14],[18]	$ 10,939,000
Cost		10,668,000	[14],[18]	10,732,000
Fair Value		$ 10,669,000	[14],[18]	$ 10,462,000
Percentage of Net Assets		0.72%	[14],[18]	0.75%				0.72%	[14],[18]
Investment, Identifier [Axis]: Redwood Services Group, LLC 2
Variable interest rate	[15]	6.00%	[14],[18]	6.00%				6.00%	[14],[18]
Interest Rate	[15]	11.75%	[14],[18]	10.68%				11.75%	[14],[18]
Par Amount	[15]	$ 2,597,000	[14],[18]	$ 1,880,000
Cost	[15]	2,534,000	[14],[18]	1,848,000
Fair Value	[15]	$ 2,534,000	[14],[18]	$ 1,766,000
Percentage of Net Assets	[15]	0.17%	[14],[18]	0.13%				0.17%	[14],[18]
Investment, Identifier [Axis]: Revalize, Inc.
Variable interest rate		10.00%	[3],[14],[23]	10.00%	[5],[25],[37]			10.00%	[3],[14],[23]
Interest Rate	[3],[4],[24]			10.00%
Par Amount	[3]	$ 2,255,000	[14],[23]	$ 2,255,000	[4],[24]
Par Amount, Shares (in shares) | shares				2,255	[5],[25],[37]	1,500,000
Cost		2,569,000	[3],[14],[20],[23]	$ 2,391,000	[1],[3],[4],[5],[24],[25],[37]	$ 1,470,000
Fair Value		$ 2,729,000	[3],[14],[23]	$ 2,281,000	[3],[4],[5],[24],[25],[37]	$ 1,470,000
Percentage of Net Assets		0.18%	[3],[14],[23]	0.16%	[3],[4],[5],[24],[25],[37]	0.12%		0.18%	[3],[14],[23]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 62,000		$ 71,000
Fair Value		$ (2,000)		$ (3,000)
Investment, Identifier [Axis]: Revalize, Inc. 1
Variable interest rate		5.75%	[14],[18]	5.75%	[3],[4],[5]	5.25%	[6],[10]	5.75%	[14],[18]
Interest Rate		11.30%	[14],[18],[27]	10.48%	[3],[4],[5]	6.25%	[6],[8],[10]	11.30%	[14],[18],[27]
Par Amount				$ 19,652,000	[3],[4],[5]	$ 19,715,000	[6],[10]	€ 19,505	[14],[18]
Cost				19,543,000	[3],[4],[5]	19,570,000	[1],[6],[10]	19,418	[14],[18],[20]
Fair Value				$ 18,737,000	[3],[4],[5]	$ 19,512,000	[6],[10]	€ 19,026	[14],[18]
Percentage of Net Assets		1.28%	[14],[18]	1.34%	[3],[4],[5]	1.64%	[6],[10]	1.28%	[14],[18]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 708,000
Fair Value						$ (7,000)
Investment, Identifier [Axis]: Revalize, Inc. 2
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[2],[3],[4],[5],[11]	5.25%	[6],[10]	5.75%	[3],[14],[15]
Interest Rate		11.30%	[3],[14],[15],[27]	10.48%	[2],[3],[4],[5],[11]	6.25%	[6],[8],[10]	11.30%	[3],[14],[15],[27]
Par Amount | €	[3],[14],[15]							€ 9
Cost				$ (1,000)	[2],[3],[4],[5],[11]	$ (1,000)	[1],[6],[10]	8	[3],[14],[15],[20]
Fair Value				$ (3,000)	[2],[3],[4],[5],[11]	$ (1,000)	[6],[10]	€ 7	[3],[14],[15]
Percentage of Net Assets				0.00%	[5],[11]	0.00%	[6],[10]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 71,000
Fair Value						$ (1,000)
Investment, Identifier [Axis]: Reveal Data Solutions
Par Amount	[14],[23]	$ 477,846,000
Cost	[14],[20],[23]	621,000
Fair Value	[14],[23]	$ 621,000
Percentage of Net Assets	[14],[23]	0.04%						0.04%
Investment, Identifier [Axis]: Riskonnect Parent, LLC
Unused Fee Rate		1.00%		0.50%
Unfunded Commitment		$ 558,000		$ 558,000
Fair Value		$ (3,000)		$ (21,000)
Investment, Identifier [Axis]: Riskonnect Parent, LLC 1
Variable interest rate	[18]	5.50%	[14]	5.50%	[4],[5],[19]			5.50%	[14]
Interest Rate	[18]	11.04%	[14],[27]	10.08%	[4],[5],[19]			11.04%	[14],[27]
Par Amount	[18]			$ 444,000	[4],[5],[19]			€ 520	[14]
Cost	[18]			436,000	[4],[5],[19]			512	[14],[20]
Fair Value	[18]			$ 427,000	[4],[5],[19]			€ 517	[14]
Percentage of Net Assets	[18]	0.03%	[14]	0.03%	[4],[5],[19]			0.03%	[14]
Investment, Identifier [Axis]: Riskonnect Parent, LLC 2
Variable interest rate	[18]	5.50%	[14],[15]	5.50%	[2],[4],[5],[11],[19]			5.50%	[14],[15]
Interest Rate	[18]	11.04%	[14],[15],[27]	10.08%	[2],[4],[5],[11],[19]			11.04%	[14],[15],[27]
Par Amount	[2],[4],[5],[11],[18],[19]			$ 80,000
Cost	[18]			73,000	[2],[4],[5],[11],[19]			€ (5)	[14],[15],[20]
Fair Value	[18]			$ 55,000	[2],[4],[5],[11],[19]			€ (3)	[14],[15]
Percentage of Net Assets	[5],[11],[19]			0.00%
Investment, Identifier [Axis]: RoadOne IntermodaLogistics 1
Variable interest rate	[3],[4]	6.25%		6.25%				6.25%
Interest Rate	[3],[4],[7]	11.72%		10.81%				11.72%
Par Amount	[3],[4]	$ 1,660,000		$ 1,672,000
Cost	[3],[4],[20]	1,614,000		1,622,000
Fair Value	[3],[4]	$ 1,629,000		$ 1,622,000
Percentage of Net Assets	[3],[4]	0.11%		0.12%				0.11%
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 295,000		$ 426,000
Fair Value		$ (5,000)		$ (6,000)
Investment, Identifier [Axis]: RoadOne IntermodaLogistics 2
Variable interest rate	[3],[4]	6.25%	[2]	6.25%	[12]			6.25%	[2]
Interest Rate	[3],[4],[7]	11.72%	[2]	10.81%	[12]			11.72%	[2]
Par Amount	[2],[3],[4]	$ 130,000
Cost	[3],[4],[20]	122,000	[2]	$ (6,000)	[12]
Fair Value	[3],[4]	$ 122,000	[2]	$ (6,000)	[12]
Percentage of Net Assets		0.01%	[2],[3],[4]	0.00%				0.01%	[2],[3],[4]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 310,000		$ 255,000
Fair Value		$ (6,000)		$ (8,000)
Investment, Identifier [Axis]: RoadOne IntermodaLogistics 3
Variable interest rate	[3],[4]	6.25%	[2]	6.25%	[12]			6.25%	[2]
Interest Rate	[3],[4],[7]	11.72%	[2]	10.81%	[12]			11.72%	[2]
Par Amount	[3],[4]	$ 20,000	[2]	$ 75,000	[12]
Cost	[3],[4],[20]	12,000	[2]	65,000	[12]
Fair Value	[3],[4]	$ 14,000	[2]	$ 65,000	[12]
Percentage of Net Assets				0.00%
Investment, Identifier [Axis]: Securonix, Inc.
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 3,782,000		$ 3,782,000
Fair Value		$ (112,000)		$ (137,000)
Investment, Identifier [Axis]: Securonix, Inc. 1
Variable interest rate	[18]	6.50%	[14]	6.50%	[4],[5],[19]			6.50%	[14]
Interest Rate	[18]	11.27%	[14],[27]	10.10%	[4],[5],[19]			11.27%	[14],[27]
Par Amount	[18]			$ 21,010,000	[4],[5],[19]			€ 21,010	[14]
Cost	[18]			20,678,000	[4],[5],[19]			20,715	[14],[20]
Fair Value	[18]			$ 20,249,000	[4],[5],[19]			€ 20,390	[14]
Percentage of Net Assets	[18]	1.38%	[14]	1.45%	[4],[5],[19]			1.38%	[14]
Investment, Identifier [Axis]: Securonix, Inc. 2
Variable interest rate	[18]	6.50%	[15]	6.50%	[2],[4],[5],[11],[19]			6.50%	[15]
Interest Rate	[18]	11.27%	[15],[27]	10.10%	[2],[4],[5],[11],[19]			11.27%	[15],[27]
Cost	[18]			$ (58,000)	[2],[4],[5],[11],[19]			€ (50)	[15],[20]
Fair Value	[18]			$ (137,000)	[2],[4],[5],[11],[19]			€ (112)	[15]
Percentage of Net Assets	[18]	(0.01%)	[15]	(0.01%)	[2],[4],[5],[11],[19]			(0.01%)	[15]
Investment, Identifier [Axis]: Shelby Co-invest, LP (Spectrum Automotive)
Par Amount		$ 8,500,000	[14],[23]	$ 8,500,000	[4],[24]
Par Amount, Shares (in shares) | shares				8,500	[5],[25]	8,500,000
Cost		850,000	[14],[20],[23]	$ 850,000	[1],[4],[5],[24],[25]	$ 850,000
Fair Value		$ 1,346,000	[14],[23]	$ 1,194,000	[4],[5],[24],[25]	$ 993,000
Percentage of Net Assets		0.09%	[14],[23]	0.09%	[4],[5],[24],[25]	0.08%		0.09%	[14],[23]
Investment, Identifier [Axis]: Sherlock Buyer Corp. 1
Variable interest rate		5.75%	[3],[14]	5.75%	[4],[5],[18],[19]	5.75%	[6],[19]	5.75%	[3],[14]
Interest Rate		11.24%	[3],[14]	10.48%	[4],[5],[7],[18],[19],[22]	6.50%	[6],[8],[19]	11.24%	[3],[14]
Par Amount		$ 10,977,000	[3],[14]	$ 11,061,000	[4],[5],[18],[19]	$ 11,145,000	[6],[19]
Cost		10,803,000	[3],[14]	10,867,000	[1],[4],[5],[18],[19],[20]	10,923,000	[1],[6],[19]
Fair Value		$ 10,940,000	[3],[14]	$ 10,816,000	[4],[5],[18],[19]	$ 10,923,000	[6],[19]
Percentage of Net Assets		0.74%	[3],[14]	0.77%	[4],[5],[18],[19]	0.92%	[6],[19]	0.74%	[3],[14]
Unused Fee Rate		1.00%		1.00%		0.50%
Unfunded Commitment		$ 3,215,000		$ 3,215,000		$ 3,215,000
Fair Value		$ (11,000)		$ (71,000)		$ (32,000)
Investment, Identifier [Axis]: Sherlock Buyer Corp. 2
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[4],[5],[12],[18],[19]	5.75%	[6],[10],[19]	5.75%	[3],[14],[15]
Interest Rate		11.24%	[3],[14],[15]	10.48%	[4],[5],[7],[12],[18],[19],[22]	6.50%	[6],[8],[10],[19]	11.24%	[3],[14],[15]
Cost		$ (24,000)	[3],[14],[15]	$ (27,000)	[1],[4],[5],[12],[18],[19],[20]	$ (32,000)	[1],[6],[10],[19]
Fair Value		$ (11,000)	[3],[14],[15]	$ (71,000)	[4],[5],[12],[18],[19]	$ (32,000)	[6],[10],[19]
Percentage of Net Assets	[19]			(0.01%)	[4],[5],[12],[18]	0.00%	[6],[10]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 1,286,000		$ 1,286,000		$ 1,286,000
Fair Value		$ (4,000)		$ (28,000)		$ (25,000)
Investment, Identifier [Axis]: Sherlock Buyer Corp. 3
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[4],[5],[12],[18],[19]	5.75%	[6],[10],[19]	5.75%	[3],[14],[15]
Interest Rate		11.24%	[3],[14],[15]	10.48%	[4],[5],[7],[12],[18],[19],[22]	6.50%	[6],[8],[10],[19]	11.24%	[3],[14],[15]
Cost		$ (18,000)	[3],[14],[15]	$ (21,000)	[1],[4],[5],[12],[18],[19],[20]	$ (25,000)	[1],[6],[10],[19]
Fair Value		$ (4,000)	[3],[14],[15]	$ (28,000)	[4],[5],[12],[18],[19]	$ (25,000)	[6],[10],[19]
Percentage of Net Assets	[19]			0.00%	[5]	0.00%	[6],[10]
Investment, Identifier [Axis]: SitusAMC Holdings Corp.
Variable interest rate		5.50%	[14],[18]	5.50%	[4],[18]	5.75%	[6],[19]	5.50%	[14],[18]
Interest Rate		10.99%	[14],[18]	10.23%	[4],[7],[18]	6.50%	[6],[8],[19]	10.99%	[14],[18]
Par Amount		$ 3,337,000	[14],[18]	$ 3,573,000	[4],[18]	$ 3,600,000	[6],[19]
Cost		3,310,000	[14],[18]	3,542,000	[4],[9],[18]	3,564,000	[1],[6],[19]
Fair Value		$ 3,301,000	[14],[18]	$ 3,417,000	[4],[18]	$ 3,564,000	[6],[19]
Percentage of Net Assets		0.22%	[14],[18]	0.24%	[4],[18]	0.30%	[6],[19]	0.22%	[14],[18]
Investment, Identifier [Axis]: Skykick, Inc.
Par Amount		$ 134,101,000	[14],[23]	$ 134,101,000	[4],[24]
Par Amount, Shares (in shares) | shares				134,101	[5],[25]	134,101,000
Cost		1,275,000	[14],[20],[23]	$ 1,275,000	[1],[4],[5],[24],[25]	$ 1,275,000
Fair Value		$ 1,275,000	[14],[23]	$ 963,000	[4],[5],[24],[25]	$ 1,298,000
Percentage of Net Assets		0.09%	[14],[23]	0.07%	[4],[5],[24],[25]	0.11%		0.09%	[14],[23]
Unused Fee Rate				1.00%		1.00%
Unfunded Commitment				$ 1,155,000		$ 2,625,000
Fair Value				$ (29,000)		$ (31,000)
Investment, Identifier [Axis]: Skykick, Inc. 1
Variable interest rate		7.25%	[3],[14]	7.25%	[3],[4],[5]	7.25%	[6]	7.25%	[3],[14]
Interest Rate		12.84%	[3],[14],[27]	11.00%	[3],[4],[5]	8.25%	[6],[8]	12.84%	[3],[14],[27]
Par Amount				$ 6,300,000	[3],[4],[5]	$ 6,300,000	[6]	€ 6,300	[3],[14]
Cost				6,171,000	[3],[4],[5]	6,149,000	[1],[6]	6,187	[3],[14],[20]
Fair Value				$ 6,142,000	[3],[4],[5]	$ 6,149,000	[6]	€ 5,872	[3],[14]
Percentage of Net Assets		0.40%	[3],[14]	0.44%	[3],[4],[5]	0.52%	[6]	0.40%	[3],[14]
Investment, Identifier [Axis]: Skykick, Inc. 2
Variable interest rate		7.25%	[3],[14]	7.25%	[2],[3],[4],[5],[11]	7.25%	[6],[10]	7.25%	[3],[14]
Interest Rate		12.84%	[3],[14],[27]	11.00%	[2],[3],[4],[5],[11]	8.25%	[6],[8],[10]	12.84%	[3],[14],[27]
Par Amount	[3]			$ 1,470,000	[2],[4],[5],[11]			€ 2,415	[14]
Cost				1,427,000	[2],[3],[4],[5],[11]	$ (31,000)	[1],[6],[10]	2,369	[3],[14],[20]
Fair Value				$ 1,404,000	[2],[3],[4],[5],[11]	$ (31,000)	[6],[10]	€ 2,251	[3],[14]
Percentage of Net Assets		0.15%	[3],[14]	0.10%	[2],[3],[4],[5],[11]	0.00%	[6],[10]	0.15%	[3],[14]
Investment, Identifier [Axis]: Smarsh, Inc. 1
Variable interest rate	[18]	6.50%	[14]	6.50%	[4]			6.50%	[14]
Interest Rate	[18]	11.84%	[14]	11.29%	[4],[7]			11.84%	[14]
Par Amount	[18]	$ 4,286,000	[14]	$ 4,286,000	[4]
Cost	[18]	4,215,000	[14]	4,208,000	[4],[9]
Fair Value	[18]	$ 4,200,000	[14]	$ 4,126,000	[4]
Percentage of Net Assets	[18]	0.28%	[14]	0.30%	[4]			0.28%	[14]
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 536,000		$ 536,000
Fair Value		$ (11,000)		$ (20,000)
Investment, Identifier [Axis]: Smarsh, Inc. 2
Variable interest rate	[18]	6.50%	[14],[15]	6.50%	[4],[12]			6.50%	[14],[15]
Interest Rate	[18]	11.84%	[14],[15]	11.29%	[4],[7],[12]			11.84%	[14],[15]
Par Amount	[18]	$ 536,000	[14],[15]	$ 536,000	[4],[12]
Cost	[18]	523,000	[14],[15]	521,000	[4],[9],[12]
Fair Value	[18]	$ 514,000	[14],[15]	$ 496,000	[4],[12]
Percentage of Net Assets	[18]	0.03%	[14],[15]	0.04%	[4],[12]			0.03%	[14],[15]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 268,000		$ 268,000
Fair Value		$ (5,000)		$ (10,000)
Investment, Identifier [Axis]: Smarsh, Inc. 3
Variable interest rate	[18]	6.50%	[14],[15]	6.50%	[4],[12]			6.50%	[14],[15]
Interest Rate	[18]	11.84%	[14],[15]	11.29%	[4],[7],[12]			11.84%	[14],[15]
Cost	[18]	$ (4,000)	[14],[15]	$ (5,000)	[4],[9],[12]
Fair Value	[18]	$ (5,000)	[14],[15]	$ (10,000)	[4],[12]
Percentage of Net Assets				0.00%
Investment, Identifier [Axis]: Sonny’s Enterprises, Inc.
Unused Fee Rate						1.00%
Unfunded Commitment						$ 21,225,000
Fair Value						$ (410,000)
Investment, Identifier [Axis]: Sonny’s Enterprises, Inc. 1
Variable interest rate	[6]					5.50%
Interest Rate	[6],[22]					6.50%
Par Amount	[6]					$ 7,075,000
Cost	[1],[6]					6,938,000
Fair Value	[6]					$ 6,938,000
Percentage of Net Assets	[6]					0.58%
Investment, Identifier [Axis]: Sonny’s Enterprises, Inc. 2
Variable interest rate	[6],[21]					6.75%
Interest Rate	[6],[21],[22]					7.75%
Par Amount	[6],[21]					$ 5,414,000
Cost	[1],[6],[21]					5,321,000
Fair Value	[6],[21]					$ 5,321,000
Percentage of Net Assets	[6],[21]					0.45%
Investment, Identifier [Axis]: Sonny’s Enterprises, Inc. 3
Variable interest rate	[6],[10]					6.75%
Interest Rate	[6],[10],[22]					7.75%
Par Amount	[6],[10]					$ 14,447,000
Cost	[1],[6],[10]					14,203,000
Fair Value	[6],[10]					$ 14,203,000
Percentage of Net Assets	[6],[10]					1.19%
Investment, Identifier [Axis]: Sonny’s Enterprises, Inc. 4
Variable interest rate	[6],[10]					5.50%
Interest Rate	[6],[10],[22]					6.50%
Cost	[1],[6],[10]					$ (410,000)
Fair Value	[6],[10]					$ (410,000)
Percentage of Net Assets	[6],[10]					(0.03%)
Investment, Identifier [Axis]: Sonny's Enterprises, LLC 1
Variable interest rate	[3],[4]	6.75%	[13]	6.04%	[17]			6.75%	[13]
Interest Rate	[3],[4],[7]	12.27%	[13]	10.29%	[17]			12.27%	[13]
Par Amount	[3],[4]	$ 40,817,000	[13]	$ 12,363,000	[17]
Cost	[3],[4],[20]	40,296,000	[13]	12,178,000	[17]
Fair Value	[3],[4]	$ 40,780,000	[13]	$ 11,839,000	[17]
Percentage of Net Assets	[3],[4]	2.75%	[13]	0.85%	[17]			2.75%	[13]
Investment, Identifier [Axis]: Sonny's Enterprises, LLC 2
Variable interest rate	[3],[4]	6.75%	[13]	6.75%				6.75%	[13]
Interest Rate	[3],[4],[7]	12.27%	[13]	11.00%				12.27%	[13]
Par Amount	[3],[4]	$ 5,319,000	[13]	$ 34,154,000
Cost	[3],[4],[20]	5,257,000	[13]	33,656,000
Fair Value	[3],[4]	$ 5,314,000	[13]	$ 32,706,000
Percentage of Net Assets	[3],[4]	0.36%	[13]	2.34%				0.36%	[13]
Investment, Identifier [Axis]: Southern Veterinary Partners, LLC
Variable interest rate				5.50%
Interest Rate				9.93%
Par Amount				$ 899,000
Cost				883,000
Fair Value				$ 854,000
Percentage of Net Assets				0.06%
Investment, Identifier [Axis]: Spectrio, LLC 1
Variable interest rate	[3],[13],[14]	6.00%						6.00%
Interest Rate	[3],[13],[14]	11.50%						11.50%
Par Amount	[3],[13],[14]	$ 31,329,000
Cost	[3],[13],[14]	31,004,000
Fair Value	[3],[13],[14]	$ 29,913,000
Percentage of Net Assets	[3],[13],[14]	2.02%						2.02%
Investment, Identifier [Axis]: Spectrio, LLC 2
Variable interest rate	[3],[14]	6.00%						6.00%
Interest Rate	[3],[14]	11.50%						11.50%
Par Amount	[3],[14]	$ 12,638,000
Cost	[3],[14]	12,595,000
Fair Value	[3],[14]	$ 12,067,000
Percentage of Net Assets	[3],[14]	0.81%						0.81%
Investment, Identifier [Axis]: Spectrio, LLC 3
Variable interest rate	[3],[14]	6.00%						6.00%
Interest Rate	[3],[14]	11.50%						11.50%
Par Amount	[3],[14]	$ 3,947,000
Cost	[3],[14]	3,905,000
Fair Value	[3],[14]	$ 3,769,000
Percentage of Net Assets	[3],[14]	0.25%						0.25%
Investment, Identifier [Axis]: Spectrum Automotive Holdings Corp. 1
Variable interest rate	[4],[18]	5.75%	[13]	5.75%	[17]			5.75%	[13]
Interest Rate	[4],[7],[18]	11.18%	[13]	10.48%	[17]			11.18%	[13]
Par Amount	[4],[18]	$ 23,470,000	[13]	$ 23,650,000	[17]
Cost	[4],[18],[20]	23,210,000	[13]	23,358,000	[17]
Fair Value	[4],[18]	$ 22,853,000	[13]	$ 22,274,000	[17]
Percentage of Net Assets	[4],[18]	1.54%	[13]	1.59%	[17]			1.54%	[13]
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 1,154,000		$ 1,917,000
Fair Value		$ (30,000)		$ (112,000)
Investment, Identifier [Axis]: Spectrum Automotive Holdings Corp. 2
Variable interest rate	[4],[18]	5.75%	[2]	5.75%	[12]			5.75%	[2]
Interest Rate	[4],[7],[18]	11.18%	[2]	10.48%	[12]			11.18%	[2]
Par Amount	[4],[18]	$ 5,379,000	[2]	$ 4,656,000	[12]
Cost	[4],[18],[20]	5,312,000	[2]	4,585,000	[12]
Fair Value	[4],[18]	$ 5,207,000	[2]	$ 4,273,000	[12]
Percentage of Net Assets	[4],[18]	0.35%	[2]	0.31%	[12]			0.35%	[2]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 881,000		$ 881,000
Fair Value		$ (23,000)		$ (51,000)
Investment, Identifier [Axis]: Spectrum Automotive Holdings Corp. 3
Variable interest rate	[4],[18]	5.75%	[2]	5.75%	[12]			5.75%	[2]
Interest Rate	[4],[7],[18]	11.18%	[2]	10.48%	[12]			11.18%	[2]
Cost	[4],[18],[20]	$ (8,000)	[2]	$ (10,000)	[12]
Fair Value	[4],[18]	$ (23,000)	[2]	$ (51,000)	[12]
Percentage of Net Assets				0.00%
Investment, Identifier [Axis]: Spotless Brands, LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 145,000		$ 145,000
Fair Value		$ (2,000)		$ (6,000)
Investment, Identifier [Axis]: Spotless Brands, LLC 1
Variable interest rate	[3]	6.50%	[14]	6.50%	[4]			6.50%	[14]
Interest Rate	[3]	12.00%	[14]	10.71%	[4],[7]			12.00%	[14]
Par Amount	[3]	$ 4,514,000	[14]	$ 4,549,000	[4]
Cost	[3]	4,438,000	[14]	4,463,000	[4],[9]
Fair Value	[3]	$ 4,458,000	[14]	$ 4,371,000	[4]
Percentage of Net Assets	[3]	0.30%	[14]	0.31%	[4]			0.30%	[14]
Investment, Identifier [Axis]: Spotless Brands, LLC 2
Variable interest rate	[3]	6.50%	[14]	6.50%	[4]			6.50%	[14]
Interest Rate	[3]	12.00%	[14]	10.71%	[4],[7]			12.00%	[14]
Par Amount	[3]	$ 855,000	[14]	$ 860,000	[4]
Cost	[3]	840,000	[14]	843,000	[4],[9]
Fair Value	[3]	$ 845,000	[14]	$ 826,000	[4]
Percentage of Net Assets	[3]	0.06%	[14]	0.06%	[4]			0.06%	[14]
Investment, Identifier [Axis]: Spotless Brands, LLC 3
Variable interest rate	[3]	6.50%	[14],[15]	6.50%	[4],[12]			6.50%	[14],[15]
Interest Rate	[3]	12.00%	[14],[15]	10.71%	[4],[7],[12]			12.00%	[14],[15]
Cost	[3]	$ (2,000)	[14],[15]	$ (3,000)	[4],[9],[12]
Fair Value	[3]	$ (2,000)	[14],[15]	$ (6,000)	[4],[12]
Percentage of Net Assets				0.00%
Investment, Identifier [Axis]: Stepping Stones Healthcare Services, LLC 1
Variable interest rate		5.75%	[14],[18]	5.75%				5.75%	[14],[18]
Interest Rate		11.24%	[14],[18]	10.48%				11.24%	[14],[18]
Par Amount		$ 4,309,000	[14],[18]	$ 4,342,000
Cost		4,257,000	[14],[18]	4,284,000
Fair Value		$ 4,239,000	[14],[18]	$ 4,111,000
Percentage of Net Assets		0.29%	[14],[18]	0.29%				0.29%	[14],[18]
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 423,000		$ 737,000
Fair Value		$ (7,000)		$ (39,000)
Investment, Identifier [Axis]: Stepping Stones Healthcare Services, LLC 2
Variable interest rate	[15]	5.75%	[14],[18]	5.75%				5.75%	[14],[18]
Interest Rate	[15]	11.24%	[14],[18]	10.48%				11.24%	[14],[18]
Par Amount	[15]	$ 820,000	[14],[18]	$ 511,000
Cost	[15]	808,000	[14],[18]	500,000
Fair Value	[15]	$ 800,000	[14],[18]	$ 444,000
Percentage of Net Assets	[15]	0.05%	[14],[18]	0.03%				0.05%	[14],[18]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 538,000		$ 175,000
Fair Value		$ (9,000)		$ (9,000)
Investment, Identifier [Axis]: Stepping Stones Healthcare Services, LLC 3
Variable interest rate	[15]	5.75%	[14],[18]	4.75%				5.75%	[14],[18]
Interest Rate	[15]	11.24%	[14],[18]	12.25%				11.24%	[14],[18]
Par Amount	[15]	$ 88,000	[14],[18]	$ 450,000
Cost	[15]	81,000	[14],[18]	442,000
Fair Value	[15]	$ 77,000	[14],[18]	$ 417,000
Percentage of Net Assets	[15]	0.01%	[14],[18]	0.03%				0.01%	[14],[18]
Investment, Identifier [Axis]: Summit Acquisition, Inc. 1
Variable interest rate	[13],[14],[18]	6.75%						6.75%
Interest Rate	[13],[14],[18]	12.14%						12.14%
Par Amount	[13],[14],[18]	$ 7,371,000
Cost	[13],[14],[18]	7,158,000
Fair Value	[13],[14],[18]	$ 7,232,000
Percentage of Net Assets	[13],[14],[18]	0.49%						0.49%
Unused Fee Rate		1.00%
Unfunded Commitment		$ 1,638,000
Fair Value		$ (31,000)
Investment, Identifier [Axis]: Summit Acquisition, Inc. 2
Variable interest rate	[14],[15],[18]	6.75%						6.75%
Interest Rate	[14],[15],[18]	12.14%						12.14%
Cost	[14],[15],[18]	$ (23,000)
Fair Value	[14],[15],[18]	$ (31,000)
Unused Fee Rate		0.50%
Unfunded Commitment		$ 819,000
Fair Value		$ (15,000)
Investment, Identifier [Axis]: Summit Acquisition, Inc. 3
Variable interest rate	[14],[15],[18]	6.75%						6.75%
Interest Rate	[14],[15],[18]	12.14%						12.14%
Cost	[14],[15],[18]	$ (23,000)
Fair Value	[14],[15],[18]	$ (15,000)
Investment, Identifier [Axis]: Summit Buyer, LLC 1
Variable interest rate		5.75%	[3],[4]	5.75%	[3],[4],[5]	5.00%	[6]	5.75%	[3],[4]
Interest Rate		11.24%	[3],[4]	10.13%	[3],[4],[5],[7]	6.00%	[6],[22]	11.24%	[3],[4]
Par Amount		$ 21,952,000	[3],[4]	$ 22,120,000	[3],[4],[5]	$ 22,344,000	[6]
Cost		21,701,000	[3],[4]	21,795,000	[3],[4],[5],[9]	21,923,000	[1],[6]
Fair Value		$ 21,701,000	[3],[4]	$ 21,142,000	[3],[4],[5]	$ 22,167,000	[6]
Percentage of Net Assets		1.46%	[3],[4]	1.51%	[3],[4],[5]	1.86%	[6]	1.46%	[3],[4]
Unused Fee Rate		1.00%		1.00%		1.00%
Unfunded Commitment		$ 227,000		$ 3,304,000		$ 13,656,000
Fair Value		$ (3,000)		$ (146,000)		$ (108,000)
Investment, Identifier [Axis]: Summit Buyer, LLC 2
Variable interest rate		5.75%	[2],[3],[4]	5.75%	[3],[4],[5],[11],[12]	5.00%	[6],[10]	5.75%	[2],[3],[4]
Interest Rate		11.24%	[2],[3],[4]	10.13%	[3],[4],[5],[7],[11],[12]	6.00%	[6],[10],[22]	11.24%	[2],[3],[4]
Par Amount		$ 32,063,000	[2],[3],[4]	$ 28,996,000	[3],[4],[5],[11],[12]	$ 18,887,000	[6],[10]
Cost		31,684,000	[2],[3],[4]	28,544,000	[3],[4],[5],[9],[11],[12]	18,416,000	[1],[6],[10]
Fair Value		$ 31,684,000	[2],[3],[4]	$ 27,569,000	[3],[4],[5],[11],[12]	$ 18,630,000	[6],[10]
Percentage of Net Assets		2.14%	[2],[3],[4]	1.97%	[3],[4],[5],[11],[12]	1.57%	[6],[10]	2.14%	[2],[3],[4]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 1,881,000		$ 2,420,000		$ 2,420,000
Fair Value		$ (19,000)		$ (107,000)		$ (19,000)
Investment, Identifier [Axis]: Summit Buyer, LLC 3
Variable interest rate		4.75%	[2],[4]	5.75%	[3],[4],[5],[11],[12]	5.00%	[6],[10]	4.75%	[2],[4]
Interest Rate		13.25%	[2],[4]	10.13%	[3],[4],[5],[7],[11],[12]	6.00%	[6],[10],[22]	13.25%	[2],[4]
Par Amount	[2],[4]	$ 562,000
Cost		537,000	[2],[4]	$ (32,000)	[3],[4],[5],[9],[11],[12]	$ (43,000)	[1],[6],[10]
Fair Value		$ 537,000	[2],[4]	$ (107,000)	[3],[4],[5],[11],[12]	$ (19,000)	[6],[10]
Percentage of Net Assets		0.04%	[2],[4]	(0.01%)	[3],[4],[5],[11],[12]	0.00%	[6],[10]	0.04%	[2],[4]
Investment, Identifier [Axis]: Superman Holdings, LLC
Unused Fee Rate		0.50%
Unfunded Commitment		$ 380,000
Fair Value		$ (5,000)
Investment, Identifier [Axis]: Superman Holdings, LLC 1
Variable interest rate	[3],[14]	5.75%						5.75%
Interest Rate	[3],[14]	11.52%						11.52%
Par Amount	[3],[14]	$ 1,605,000
Cost	[3],[14]	1,568,000
Fair Value	[3],[14]	$ 1,586,000
Percentage of Net Assets	[3],[14]	0.11%						0.11%
Investment, Identifier [Axis]: Superman Holdings, LLC 2
Variable interest rate	[3],[14],[15]	5.75%						5.75%
Interest Rate	[3],[14],[15]	11.52%						11.52%
Cost	[3],[14],[15]	$ (4,000)
Fair Value	[3],[14],[15]	$ (4,000)
Investment, Identifier [Axis]: Surewerx Purchaser III, Inc. 1
Variable interest rate	[18]	6.75%	[14],[28]	6.75%	[4],[5],[19],[29],[30]			6.75%	[14],[28]
Interest Rate	[18]	12.14%	[14],[28]	11.30%	[4],[5],[7],[19],[22],[29],[30]			12.14%	[14],[28]
Par Amount	[18]	$ 5,461,000	[14],[28]	$ 17,527,000	[4],[5],[19],[29],[30]
Cost	[18]	5,309,000	[14],[28]	17,002,000	[1],[4],[5],[19],[20],[29],[30]
Fair Value	[18]	$ 5,461,000	[14],[28]	$ 17,002,000	[4],[5],[19],[29],[30]
Percentage of Net Assets	[18]	0.37%	[14],[28]	1.22%	[4],[5],[19],[29],[30]			0.37%	[14],[28]
Unused Fee Rate		1.00%		0.50%
Unfunded Commitment		$ 1,128,000		$ 1,681,000
Fair Value				$ (50,000)
Investment, Identifier [Axis]: Surewerx Purchaser III, Inc. 2
Variable interest rate	[18]	6.75%	[14],[15],[28]	6.75%	[4],[5],[12],[19],[29],[30]			6.75%	[14],[15],[28]
Interest Rate	[18]	12.14%	[14],[15],[28]	11.30%	[4],[5],[7],[12],[19],[22],[29],[30]			12.14%	[14],[15],[28]
Cost	[18]	$ (20,000)	[14],[15],[28]	$ (72,000)	[1],[4],[5],[12],[19],[20],[29],[30]
Fair Value	[4],[5],[12],[18],[19],[29],[30]			$ (72,000)
Percentage of Net Assets	[4],[5],[12],[18],[19],[29],[30]			(0.01%)
Unused Fee Rate		0.50%		1.00%
Unfunded Commitment		$ 454,000		$ 3,601,000
Fair Value				$ (72,000)
Investment, Identifier [Axis]: Surewerx Purchaser III, Inc. 3
Variable interest rate	[18]	6.75%	[14],[15],[28]	6.75%	[4],[5],[12],[19],[29],[30]			6.75%	[14],[15],[28]
Interest Rate	[18]	12.14%	[14],[15],[28]	11.30%	[4],[5],[7],[12],[19],[22],[29],[30]			12.14%	[14],[15],[28]
Par Amount	[18]	$ 614,000	[14],[15],[28]	$ 240,000	[4],[5],[12],[19],[29],[30]
Cost	[18]	586,000	[14],[15],[28]	183,000	[1],[4],[5],[12],[19],[20],[29],[30]
Fair Value	[18]	$ 614,000	[14],[15],[28]	$ 183,000	[4],[5],[12],[19],[29],[30]
Percentage of Net Assets	[18]	0.04%	[14],[15],[28]	0.01%	[4],[5],[12],[19],[29],[30]			0.04%	[14],[15],[28]
Investment, Identifier [Axis]: Surewerx Topco, LP
Par Amount		$ 512,000	[14],[23],[28]	$ 512,000	[4],[24],[38]
Par Amount, Shares (in shares) | shares	[5],[25],[29]			512
Cost		512,000	[14],[20],[23],[28]	$ 512,000	[1],[4],[5],[24],[25],[29],[38]
Fair Value		$ 553,000	[14],[23],[28]	$ 512,000	[4],[5],[24],[25],[29],[38]
Percentage of Net Assets		0.04%	[14],[23],[28]	0.04%	[4],[5],[24],[25],[29],[38]			0.04%	[14],[23],[28]
Investment, Identifier [Axis]: Suveto
Unused Fee Rate		0.50%
Unfunded Commitment		$ 1,125,000
Fair Value		$ (27,000)
Investment, Identifier [Axis]: Suveto 1
Variable interest rate		4.25%	[14],[18]	5.00%	[15]			4.25%	[14],[18]
Interest Rate		9.67%	[14],[18]	9.38%	[15]			9.67%	[14],[18]
Par Amount		$ 11,867,000	[14],[18]	$ 11,038,000	[15]
Cost		11,778,000	[14],[18]	10,935,000	[15]
Fair Value		$ 11,588,000	[14],[18]	$ 10,461,000	[15]
Percentage of Net Assets		0.78%	[14],[18]	0.75%	[15]			0.78%	[14],[18]
Unused Fee Rate				1.00%
Unfunded Commitment				$ 5,081,000
Fair Value				$ (182,000)
Investment, Identifier [Axis]: Suveto 2
Variable interest rate	[15]	4.25%	[14],[18]	5.00%				4.25%	[14],[18]
Interest Rate	[15]	9.67%	[14],[18]	9.38%				9.67%	[14],[18]
Par Amount	[15]	$ 172,000	[14],[18]	$ 810,000
Cost	[15]	157,000	[14],[18]	793,000
Fair Value	[15]	$ 141,000	[14],[18]	$ 764,000
Percentage of Net Assets	[15]	0.01%	[14],[18]	0.05%				0.01%	[14],[18]
Unused Fee Rate				0.50%
Unfunded Commitment				$ 486,000
Fair Value				(18,000)
Investment, Identifier [Axis]: Suveto Buyer, LLC
Par Amount	[14],[23],[28]	$ 19,257,000
Par Amount, Shares (in shares) | shares						17,000,000
Cost		1,926,000	[14],[20],[23],[28]			$ 1,700,000
Fair Value		$ 1,796,000	[14],[23],[28]			$ 1,700,000
Percentage of Net Assets		0.12%	[14],[23],[28]			0.14%		0.12%	[14],[23],[28]
Investment, Identifier [Axis]: Suveto Buyer, LLC 1
Variable interest rate	[6],[10],[19]					4.25%
Interest Rate	[6],[8],[10],[19]					5.00%
Par Amount	[6],[10],[19]					$ 7,755,000
Cost	[1],[6],[10],[19]					7,643,000
Fair Value	[6],[10],[19]					$ 7,608,000
Percentage of Net Assets	[6],[10],[19]					0.64%
Unused Fee Rate						1.00%
Unfunded Commitment						$ 8,442,000
Fair Value						$ (78,000)
Investment, Identifier [Axis]: Suveto Buyer, LLC 2
Variable interest rate	[6],[10]					3.25%
Interest Rate	[6],[8],[10]					6.50%
Par Amount	[6],[10]					$ 590,000
Cost	[1],[6],[10]					575,000
Fair Value	[6],[10]					$ 575,000
Percentage of Net Assets	[6],[10]					0.05%
Unused Fee Rate						0.50%
Unfunded Commitment						$ 707,000
Fair Value						$ (7,000)
Investment, Identifier [Axis]: Suveto Co-Invest, LP
Par Amount	[4],[24],[38]			$ 17,000,000
Par Amount, Shares (in shares) | shares	[5],[25],[29]			17,000
Cost	[1],[4],[5],[24],[25],[29],[38]			$ 1,700,000
Fair Value	[4],[5],[24],[25],[29],[38]			$ 1,963,000
Percentage of Net Assets	[4],[5],[24],[25],[29],[38]			0.14%
Investment, Identifier [Axis]: Sweep Purchaser, LLC 1
Variable interest rate		5.75%	[3],[14]	5.75%	[3],[4],[5]	5.75%	[6]	5.75%	[3],[14]
Interest Rate		11.22%	[3],[14]	10.47%	[3],[4],[5],[7],[22]	6.75%	[6],[8]	11.22%	[3],[14]
Par Amount		$ 8,638,000	[3],[14]	$ 8,704,000	[3],[4],[5]	$ 8,793,000	[6]
Cost		8,537,000	[3],[14]	8,582,000	[1],[3],[4],[5],[20]	8,644,000	[1],[6]
Fair Value		$ 7,954,000	[3],[14]	$ 8,239,000	[3],[4],[5]	$ 8,644,000	[6]
Percentage of Net Assets		0.54%	[3],[14]	0.59%	[3],[4],[5]	0.73%	[6]	0.54%	[3],[14]
Unused Fee Rate		1.00%		1.00%		0.50%
Unfunded Commitment		$ 273,000		$ 273,000		$ 956,000
Fair Value		$ (22,000)		$ (15,000)		$ (16,000)
Investment, Identifier [Axis]: Sweep Purchaser, LLC 2
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[3],[4],[5],[12]	5.75%	[6],[10]	5.75%	[3],[14],[15]
Interest Rate		11.22%	[3],[14],[15]	10.47%	[3],[4],[5],[7],[12],[22]	6.75%	[6],[8],[10]	11.22%	[3],[14],[15]
Par Amount		$ 5,889,000	[3],[14],[15]	$ 5,934,000	[3],[4],[5],[12]	$ 5,029,000	[6],[10]
Cost		5,813,000	[3],[14],[15]	5,843,000	[1],[3],[4],[5],[12],[20]	4,942,000	[1],[6],[10]
Fair Value		$ 5,401,000	[3],[14],[15]	$ 5,601,000	[3],[4],[5],[12]	$ 4,942,000	[6],[10]
Percentage of Net Assets		0.36%	[3],[14],[15]	0.40%	[3],[4],[5],[12]	0.42%	[6],[10]	0.36%	[3],[14],[15]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 28,000		$ 1,153,000
Fair Value		$ (2,000)		$ (62,000)
Investment, Identifier [Axis]: Sweep Purchaser, LLC 3
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[3],[4],[5],[12]	4.75%	[6],[10]	5.75%	[3],[14],[15]
Interest Rate		11.22%	[3],[14],[15]	10.47%	[3],[4],[5],[7],[12],[22]	8.00%	[6],[8],[10]	11.22%	[3],[14],[15]
Par Amount		$ 1,378,000	[3],[14],[15]	$ 253,000	[3],[4],[5],[12]	$ 450,000	[6],[10]
Cost		1,363,000	[3],[14],[15]	235,000	[1],[3],[4],[5],[12],[20]	427,000	[1],[6],[10]
Fair Value		$ 1,267,000	[3],[14],[15]	$ 178,000	[3],[4],[5],[12]	$ 427,000	[6],[10]
Percentage of Net Assets		0.09%	[3],[14],[15]	0.01%	[3],[4],[5],[12]	0.04%	[6],[10]	0.09%	[3],[14],[15]
Investment, Identifier [Axis]: Syntax Systems Ltd 1
Variable interest rate		5.75%	[14],[18],[28]	5.50%	[29]	5.50%		5.75%	[14],[18],[28]
Interest Rate		11.17%	[14],[18],[28]	10.13%	[29]	6.25%		11.17%	[14],[18],[28]
Par Amount		$ 35,183,000	[14],[18],[28]	$ 35,452,000	[29]	$ 35,811,000
Cost		34,909,000	[14],[18],[28]	35,146,000	[29]	35,460,000
Fair Value		$ 34,416,000	[14],[18],[28]	$ 33,520,000	[29]	$ 35,460,000
Percentage of Net Assets		2.32%	[14],[18],[28]	2.40%	[29]	2.98%		2.32%	[14],[18],[28]
Unused Fee Rate		1.00%		1.00%		1.00%
Unfunded Commitment		$ 9,357,000		$ 9,356,000		$ 9,356,000
Fair Value		$ (204,000)		$ (510,000)		$ (91,000)
Investment, Identifier [Axis]: Syntax Systems Ltd 2
Variable interest rate		5.75%	[14],[15],[18],[28]	5.50%	[15],[29]	5.50%		5.75%	[14],[15],[18],[28]
Interest Rate		11.17%	[14],[15],[18],[28]	10.13%	[15],[29]	6.25%		11.17%	[14],[15],[18],[28]
Cost		$ (68,000)	[14],[15],[18],[28]	$ (78,000)	[15],[29]	$ (91,000)
Fair Value		$ (204,000)	[14],[15],[18],[28]	$ (510,000)	[15],[29]	$ (91,000)
Percentage of Net Assets		(0.01%)	[14],[15],[18],[28]	(0.04%)	[15],[29]	(0.01%)		(0.01%)	[14],[15],[18],[28]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 1,248,000		$ 1,247,000		$ 2,106,000
Fair Value		$ (27,000)		$ (68,000)		$ (20,000)
Investment, Identifier [Axis]: Syntax Systems Ltd 3
Variable interest rate		5.75%	[14],[15],[18],[28]	5.61%	[5],[11],[15],[19]	5.50%		5.75%	[14],[15],[18],[28]
Interest Rate		11.17%	[14],[15],[18],[28]	10.08%	[5],[11],[15],[19]	6.25%		11.17%	[14],[15],[18],[28]
Par Amount		$ 2,495,000	[14],[15],[18],[28]	$ 2,495,000	[5],[11],[15],[19]	$ 1,637,000
Cost		2,472,000	[14],[15],[18],[28]	2,466,000	[5],[11],[15],[19]	1,601,000
Fair Value		$ 2,413,000	[14],[15],[18],[28]	$ 2,291,000	[5],[11],[15],[19]	$ 1,601,000
Percentage of Net Assets		0.16%	[14],[15],[18],[28]	0.16%	[5],[11],[15],[19]	0.13%		0.16%	[14],[15],[18],[28]
Investment, Identifier [Axis]: Tamarack Intermediate, LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 752,000		$ 808,000
Fair Value		$ (34,000)		$ (36,000)
Investment, Identifier [Axis]: Tamarack Intermediate, LLC 1
Variable interest rate	[18]	5.75%	[14]	5.75%	[4],[5],[19]			5.75%	[14]
Interest Rate	[18]	11.17%	[14]	9.23%	[4],[5],[7],[19],[22]			11.17%	[14]
Par Amount	[18]	$ 5,431,000	[14]	$ 5,473,000	[4],[5],[19]
Cost	[18]	5,345,000	[14]	5,375,000	[1],[4],[5],[19],[20]
Fair Value	[18]	$ 5,189,000	[14]	$ 5,232,000	[4],[5],[19]
Percentage of Net Assets	[18]	0.35%	[14]	0.37%	[4],[5],[19]			0.35%	[14]
Investment, Identifier [Axis]: Tamarack Intermediate, LLC 2
Variable interest rate	[18]	5.75%	[14],[15]	5.75%	[4],[5],[12],[19]			5.75%	[14],[15]
Interest Rate	[18]	11.17%	[14],[15]	9.23%	[4],[5],[7],[12],[19],[22]			11.17%	[14],[15]
Par Amount	[18]	$ 149,000	[14],[15]	$ 91,000	[4],[5],[12],[19]
Cost	[18]	135,000	[14],[15]	76,000	[1],[4],[5],[12],[19],[20]
Fair Value	[18]	$ 108,000	[14],[15]	$ 52,000	[4],[5],[12],[19]
Percentage of Net Assets		0.01%	[14],[15],[18]	0.00%	[5],[19]			0.01%	[14],[15],[18]
Investment, Identifier [Axis]: Tank Holding Corp.
Unused Fee Rate				0.38%
Unfunded Commitment				$ 667,000
Fair Value				$ (37,000)
Investment, Identifier [Axis]: Tank Holding Corp. 1
Variable interest rate	[18]	5.75%	[4],[13]	5.75%	[16],[17],[19]			5.75%	[4],[13]
Interest Rate	[18]	11.19%	[4],[13]	10.17%	[7],[16],[17],[19]			11.19%	[4],[13]
Par Amount	[18]	$ 15,753,000	[4],[13]	$ 14,129,000	[16],[17],[19]
Cost	[18]	15,479,000	[4],[13]	13,875,000	[9],[16],[17],[19]
Fair Value	[18]	$ 15,228,000	[4],[13]	$ 13,352,000	[16],[17],[19]
Percentage of Net Assets	[18]	1.03%	[4],[13]	0.96%	[16],[17],[19]			1.03%	[4],[13]
Unused Fee Rate		1.00%
Unfunded Commitment		$ 745,000
Fair Value		$ (26,000)
Investment, Identifier [Axis]: Tank Holding Corp. 2
Variable interest rate	[18]	5.75%	[2],[4]	4.75%	[11],[12],[19]			5.75%	[2],[4]
Interest Rate	[18]	11.19%	[2],[4]	12.25%	[7],[11],[12],[19]			11.19%	[2],[4]
Par Amount	[11],[12],[18],[19]			$ 133,000
Cost	[18]	$ (10,000)	[2],[4]	119,000	[9],[11],[12],[19]
Fair Value	[18]	$ (26,000)	[2],[4]	$ 89,000	[11],[12],[19]
Percentage of Net Assets	[11],[12],[18],[19]			0.01%
Unused Fee Rate		0.38%
Unfunded Commitment		$ 173,000
Fair Value		$ (6,000)
Investment, Identifier [Axis]: Tank Holding Corp. 3
Variable interest rate	[2],[18]	5.75%						5.75%
Interest Rate	[2],[18]	11.19%						11.19%
Par Amount	[2],[18]	$ 627,000
Cost	[2],[18]	615,000
Fair Value	[2],[18]	$ 600,000
Percentage of Net Assets	[2],[18]	0.04%						0.04%
Investment, Identifier [Axis]: Teasdale Foods, Inc. (Teasdale Latin Foods)
Variable interest rate		7.25%	[3],[14]	7.25%	[3],[4]	6.25%	[6]	7.25%	[3],[14]
Interest rate, PIK		1.00%	[3],[14]	1.00%	[3],[4]	1.00%	[6]	1.00%	[3],[14]
Interest Rate		12.84%	[3],[14]	12.29%	[3],[4],[7]	8.25%	[6],[8]	12.84%	[3],[14]
Par Amount		$ 10,837,000	[3],[14]	$ 10,812,000	[3],[4]	$ 11,148,000	[6]
Cost		10,732,000	[3],[14]	10,675,000	[3],[4],[9]	10,965,000	[1],[6]
Fair Value		$ 9,740,000	[3],[14]	$ 9,017,000	[3],[4]	$ 10,029,000	[6]
Percentage of Net Assets		0.66%	[3],[14]	0.65%	[3],[4]	0.84%	[6]	0.66%	[3],[14]
Investment, Identifier [Axis]: Thrive Buyer, Inc. (Thrive Networks)
Par Amount	[14],[23]	$ 162,309,000
Cost	[14],[20],[23]	421,000
Fair Value	[14],[23]	$ 766,000
Percentage of Net Assets	[14],[23]	0.05%						0.05%
Unused Fee Rate		0.38%		0.50%
Unfunded Commitment		$ 1,321,000		$ 1,717,000
Fair Value		$ (31,000)		$ (42,000)
Investment, Identifier [Axis]: Thrive Buyer, Inc. (Thrive Networks) 1
Variable interest rate		6.50%	[3],[13],[14]	6.00%	[5],[16]	6.00%		6.50%	[3],[13],[14]
Interest Rate		12.10%	[3],[13],[14]	10.73%	[5],[16]	7.00%		12.10%	[3],[13],[14]
Par Amount		$ 22,995,000	[3],[13],[14]	$ 20,561,000	[5],[16]	$ 20,770,000
Cost		22,672,000	[3],[13],[14]	20,258,000	[5],[16]	20,402,000
Fair Value		$ 22,447,000	[3],[13],[14]	$ 20,059,000	[5],[16]	$ 20,402,000
Percentage of Net Assets		1.52%	[3],[13],[14]	1.44%	[5],[16]	1.72%		1.52%	[3],[13],[14]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 6,442,000
Fair Value						$ (123,000)
Investment, Identifier [Axis]: Thrive Buyer, Inc. (Thrive Networks) 2
Variable interest rate		6.00%	[3],[14]	6.00%	[5]	6.00%		6.00%	[3],[14]
Interest Rate		11.60%	[3],[14]	10.73%	[5]	7.00%		11.60%	[3],[14]
Par Amount		$ 16,955,000	[3],[14]	$ 17,085,000	[5]	$ 8,031,000
Cost		16,734,000	[3],[14]	16,820,000	[5]	7,763,000
Fair Value		$ 16,557,000	[3],[14]	$ 16,668,000	[5]	$ 7,763,000
Percentage of Net Assets		1.12%	[3],[14]	1.19%	[5]	0.65%		1.12%	[3],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 1,982,000
Fair Value						$ (35,000)
Investment, Identifier [Axis]: Thrive Buyer, Inc. (Thrive Networks) 3
Variable interest rate		5.00%	[14],[15]	5.00%	[5],[11],[15]	6.00%		5.00%	[14],[15]
Interest Rate		13.50%	[14],[15]	12.50%	[5],[11],[15]	7.00%		13.50%	[14],[15]
Par Amount	[15]	$ 661,000	[14]	$ 264,000	[5],[11]
Cost		637,000	[14],[15]	236,000	[5],[11],[15]	$ (35,000)
Fair Value		$ 614,000	[14],[15]	$ 216,000	[5],[11],[15]	$ (35,000)
Percentage of Net Assets		0.04%	[14],[15]	0.02%	[5],[11],[15]	0.00%		0.04%	[14],[15]
Investment, Identifier [Axis]: Tivity Health, Inc.
Variable interest rate		6.00%	[14],[18]	6.00%				6.00%	[14],[18]
Interest Rate		11.39%	[14],[18]	10.58%				11.39%	[14],[18]
Par Amount		$ 3,683,000	[14],[18]	$ 3,711,000
Cost		3,635,000	[14],[18]	3,658,000
Fair Value		$ 3,662,000	[14],[18]	$ 3,592,000
Percentage of Net Assets		0.25%	[14],[18]	0.26%				0.25%	[14],[18]
Investment, Identifier [Axis]: Total Portfolio Investments
Cost	[20]	$ 3,158,601,000
Fair Value		$ 3,123,450,000
Percentage of Net Assets		210.83%						210.83%
Investment, Identifier [Axis]: Trintech, Inc.
Unused Fee Rate		0.50%
Unfunded Commitment		$ 2,092,000
Fair Value		$ (41,000)
Investment, Identifier [Axis]: Trintech, Inc. 1
Variable interest rate	[3],[13],[14]	6.50%						6.50%
Interest Rate	[3],[13],[14]	11.82%						11.82%
Par Amount	[3],[13],[14]	$ 34,086,000
Cost	[3],[13],[14]	33,419,000
Fair Value	[3],[13],[14]	$ 33,419,000
Percentage of Net Assets	[3],[13],[14]	2.26%						2.26%
Investment, Identifier [Axis]: Trintech, Inc. 2
Variable interest rate	[3],[14],[15]	6.50%						6.50%
Interest Rate	[3],[14],[15]	11.82%						11.82%
Par Amount	[3],[14],[15]	$ 837,000
Cost	[3],[14],[15]	780,000
Fair Value	[3],[14],[15]	$ 780,000
Percentage of Net Assets	[3],[14],[15]	0.05%						0.05%
Investment, Identifier [Axis]: Triple Lift, Inc.
Unused Fee Rate		0.50%		0.25%		0.50%
Unfunded Commitment		$ 2,467,000		$ 2,467,000		$ 4,000,000
Fair Value		$ (187,000)		$ (127,000)		$ (37,000)
Investment, Identifier [Axis]: Triple Lift, Inc. 1
Variable interest rate		5.75%	[13],[14],[18]	5.50%	[5],[16],[19]	5.75%		5.75%	[13],[14],[18]
Interest Rate		11.30%	[13],[14],[18]	10.12%	[5],[16],[19]	6.50%		11.30%	[13],[14],[18]
Par Amount		$ 27,370,000	[13],[14],[18]	$ 27,580,000	[5],[16],[19]	$ 27,860,000
Cost		26,978,000	[13],[14],[18]	27,136,000	[5],[16],[19]	27,345,000
Fair Value		$ 25,301,000	[13],[14],[18]	$ 26,162,000	[5],[16],[19]	$ 27,604,000
Percentage of Net Assets		1.71%	[13],[14],[18]	1.87%	[5],[16],[19]	2.32%		1.71%	[13],[14],[18]
Investment, Identifier [Axis]: Triple Lift, Inc. 2
Variable interest rate		5.75%	[14],[15],[18]	5.25%	[5],[11],[15],[19]	5.75%		5.75%	[14],[15],[18]
Interest Rate		11.30%	[14],[15],[18]	9.58%	[5],[11],[15],[19]	6.50%		11.30%	[14],[15],[18]
Par Amount	[15]	$ 1,533,000	[14],[18]	$ 1,533,000	[5],[11],[19]
Cost		1,481,000	[14],[15],[18]	1,472,000	[5],[11],[15],[19]	$ (72,000)
Fair Value		$ 1,231,000	[14],[15],[18]	$ 1,328,000	[5],[11],[15],[19]	$ (37,000)
Percentage of Net Assets		0.08%	[14],[15],[18]	0.10%	[5],[11],[15],[19]	0.00%		0.08%	[14],[15],[18]
Investment, Identifier [Axis]: Trunk Acquisition, Inc.
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 857,000		$ 857,000		$ 857,000
Fair Value		$ (19,000)		$ (39,000)		$ (8,000)
Investment, Identifier [Axis]: Trunk Acquisition, Inc. 1
Variable interest rate		5.75%	[3],[14]	5.50%	[3],[4],[5]	6.00%	[6]	5.75%	[3],[14]
Interest Rate		11.29%	[3],[14],[27]	10.23%	[3],[4],[5]	7.00%	[6],[8]	11.29%	[3],[14],[27]
Par Amount				$ 9,051,000	[3],[4],[5]	$ 9,143,000	[6]	€ 8,983	[3],[14]
Cost				8,976,000	[3],[4],[5]	9,052,000	[1],[6]	8,919	[3],[14],[20]
Fair Value				$ 8,638,000	[3],[4],[5]	$ 9,052,000	[6]	€ 8,786	[3],[14]
Percentage of Net Assets		0.59%	[3],[14]	0.62%	[3],[4],[5]	0.76%	[6]	0.59%	[3],[14]
Investment, Identifier [Axis]: Trunk Acquisition, Inc. 2
Variable interest rate		5.75%	[3],[14],[15]	5.50%	[2],[3],[4],[5],[11]	6.00%	[6],[10]	5.75%	[3],[14],[15]
Interest Rate		11.29%	[3],[14],[15],[27]	10.23%	[2],[3],[4],[5],[11]	7.00%	[6],[8],[10]	11.29%	[3],[14],[15],[27]
Cost				$ (6,000)	[2],[3],[4],[5],[11]	$ (9,000)	[1],[6],[10]	€ (5)	[3],[14],[15],[20]
Fair Value				$ (39,000)	[2],[3],[4],[5],[11]	$ (9,000)	[6],[10]	€ (19)	[3],[14],[15]
Percentage of Net Assets				0.00%	[5],[11]	0.00%	[6],[10]
Investment, Identifier [Axis]: Turbo Buyer, Inc. 1
Variable interest rate		6.00%	[3],[4]	6.00%	[3],[4],[5]	6.00%	[6]	6.00%	[3],[4]
Interest Rate		11.40%	[3],[4]	11.15%	[3],[4],[5],[7]	7.00%	[6],[22]	11.40%	[3],[4]
Par Amount		$ 37,652,000	[3],[4]	$ 37,940,000	[3],[4],[5]	$ 38,325,000	[6]
Cost		37,251,000	[3],[4]	37,419,000	[3],[4],[5],[9]	37,645,000	[1],[6]
Fair Value		$ 37,184,000	[3],[4]	$ 36,574,000	[3],[4],[5]	$ 37,580,000	[6]
Percentage of Net Assets		2.51%	[3],[4]	2.62%	[3],[4],[5]	3.16%	[6]	2.51%	[3],[4]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 1,610,000
Fair Value						$ (31,000)
Investment, Identifier [Axis]: Turbo Buyer, Inc. 2
Variable interest rate		6.00%	[3],[4]	6.00%	[3],[4],[5]	6.00%	[6],[10]	6.00%	[3],[4]
Interest Rate		11.40%	[3],[4]	11.15%	[3],[4],[5],[7]	7.00%	[6],[10],[22]	11.40%	[3],[4]
Par Amount		$ 37,835,000	[3],[4]	$ 38,123,000	[3],[4],[5]	$ 36,890,000	[6],[10]
Cost		37,352,000	[3],[4]	37,494,000	[3],[4],[5],[9]	36,086,000	[1],[6],[10]
Fair Value		$ 37,365,000	[3],[4]	$ 36,751,000	[3],[4],[5]	$ 36,142,000	[6],[10]
Percentage of Net Assets		2.52%	[3],[4]	2.63%	[3],[4],[5]	3.04%	[6],[10]	2.52%	[3],[4]
Investment, Identifier [Axis]: Two Six Labs, LLC 1
Variable interest rate		5.50%	[4],[18]	5.50%	[4],[18]	5.50%	[6],[19]	5.50%	[4],[18]
Interest Rate		10.89%	[4],[7],[18]	10.08%	[4],[7],[18]	6.25%	[6],[19],[22]	10.89%	[4],[7],[18]
Par Amount		$ 10,876,000	[4],[18]	$ 10,959,000	[4],[18]	$ 11,070,000	[6],[19]
Cost		10,723,000	[4],[18],[20]	10,782,000	[4],[18],[20]	10,859,000	[1],[6],[19]
Fair Value		$ 10,764,000	[4],[18]	$ 10,694,000	[4],[18]	$ 10,960,000	[6],[19]
Percentage of Net Assets		0.73%	[4],[18]	0.77%	[4],[18]	0.92%	[6],[19]	0.73%	[4],[18]
Unused Fee Rate		1.00%		1.00%		0.50%
Unfunded Commitment		$ 2,134,000		$ 2,134,000		$ 4,268,000
Fair Value		$ (22,000)		$ (52,000)		$ (43,000)
Investment, Identifier [Axis]: Two Six Labs, LLC 2
Variable interest rate		5.50%	[2],[4],[18]	5.50%	[4],[12],[18]	5.50%	[6],[10],[19]	5.50%	[2],[4],[18]
Interest Rate		10.89%	[2],[4],[7],[18]	10.08%	[4],[7],[12],[18]	6.25%	[6],[10],[19],[22]	10.89%	[2],[4],[7],[18]
Par Amount	[4],[18]	$ 2,102,000	[2]	$ 2,118,000	[12]
Cost		2,058,000	[2],[4],[18],[20]	2,066,000	[4],[12],[18],[20]	$ (40,000)	[1],[6],[10],[19]
Fair Value		$ 2,059,000	[2],[4],[18]	$ 2,015,000	[4],[12],[18]	$ (43,000)	[6],[10],[19]
Percentage of Net Assets		0.14%	[2],[4],[18]	0.14%	[4],[12],[18]	0.00%	[6],[10],[19]	0.14%	[2],[4],[18]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 2,134,000		$ 2,134,000		$ 2,134,000
Fair Value		$ (22,000)		$ (52,000)		$ (21,000)
Investment, Identifier [Axis]: Two Six Labs, LLC 3
Variable interest rate		5.50%	[2],[4],[18]	5.50%	[4],[12],[18]	5.50%	[6],[10],[19]	5.50%	[2],[4],[18]
Interest Rate		10.89%	[2],[4],[7],[18]	10.08%	[4],[7],[12],[18]	6.25%	[6],[10],[19],[22]	10.89%	[2],[4],[7],[18]
Cost		$ (28,000)	[2],[4],[18],[20]	$ (33,000)	[4],[12],[18],[20]	$ (40,000)	[1],[6],[10],[19]
Fair Value		$ (22,000)	[2],[4],[18]	$ (52,000)	[4],[12],[18]	$ (21,000)	[6],[10],[19]
Percentage of Net Assets				0.00%		0.00%	[6],[10],[19]
Investment, Identifier [Axis]: US Infra Svcs Buyer, LLC 1
Variable interest rate		6.50%	[3],[13],[14]	6.75%	[3],[4],[5],[16],[17]	6.50%	[6],[21]	6.50%	[3],[13],[14]
Interest rate, PIK	[3]	0.25%	[13],[14]	0.25%	[4],[5],[16],[17]			0.25%	[13],[14]
Interest Rate		12.34%	[3],[13],[14]	11.67%	[3],[4],[5],[7],[16],[17],[22]	7.50%	[6],[8],[21]	12.34%	[3],[13],[14]
Par Amount		$ 14,958,000	[3],[13],[14]	$ 16,193,000	[3],[4],[5],[16],[17]	$ 16,991,000	[6],[21]
Cost		14,813,000	[3],[13],[14]	15,998,000	[1],[3],[4],[5],[16],[17],[20]	16,734,000	[1],[6],[21]
Fair Value		$ 14,311,000	[3],[13],[14]	$ 15,427,000	[3],[4],[5],[16],[17]	$ 16,903,000	[6],[21]
Percentage of Net Assets		0.97%	[3],[13],[14]	1.10%	[3],[4],[5],[16],[17]	1.42%	[6],[21]	0.97%	[3],[13],[14]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 8,085,000
Fair Value						$ (42,000)
Investment, Identifier [Axis]: US Infra Svcs Buyer, LLC 2
Variable interest rate		6.50%	[3],[13],[14]	6.75%	[3],[4],[5],[16],[17]	6.50%	[6],[10]	6.50%	[3],[13],[14]
Interest rate, PIK	[3]	0.25%	[13],[14]	0.25%	[4],[5],[16],[17]			0.25%	[13],[14]
Interest Rate		12.34%	[3],[13],[14]	11.67%	[3],[4],[5],[7],[16],[17],[22]	7.50%	[6],[8],[10]	12.34%	[3],[13],[14]
Par Amount		$ 2,111,000	[3],[13],[14]	$ 2,285,000	[3],[4],[5],[16],[17]	$ 2,398,000	[6],[10]
Cost		2,091,000	[3],[13],[14]	2,259,000	[1],[3],[4],[5],[16],[17],[20]	2,246,000	[1],[6],[10]
Fair Value		$ 2,019,000	[3],[13],[14]	$ 2,177,000	[3],[4],[5],[16],[17]	$ 2,343,000	[6],[10]
Percentage of Net Assets		0.14%	[3],[13],[14]	0.16%	[3],[4],[5],[16],[17]	0.20%	[6],[10]	0.14%	[3],[13],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 225,000
Fair Value						$ (1,000)
Investment, Identifier [Axis]: US Infra Svcs Buyer, LLC 3
Variable interest rate		6.50%	[3],[14]	6.75%	[3],[4],[5]	6.50%	[6],[10]	6.50%	[3],[14]
Interest rate, PIK	[3]	0.25%	[14]	0.25%	[4],[5]			0.25%	[14]
Interest Rate		12.34%	[3],[14]	11.67%	[3],[4],[5],[7],[22]	7.50%	[6],[8],[10]	12.34%	[3],[14]
Par Amount		$ 2,250,000	[3],[14]	$ 2,250,000	[3],[4],[5]	$ 2,025,000	[6],[10]
Cost		2,231,000	[3],[14]	2,225,000	[1],[3],[4],[5],[20]	1,993,000	[1],[6],[10]
Fair Value		$ 2,153,000	[3],[14]	$ 2,144,000	[3],[4],[5]	$ 2,013,000	[6],[10]
Percentage of Net Assets		0.15%	[3],[14]	0.15%	[3],[4],[5]	0.17%	[6],[10]	0.15%	[3],[14]
Investment, Identifier [Axis]: United Flow Technologies Intermediate Holdco II, LLC 1
Variable interest rate		5.75%	[3],[14]	5.75%	[3],[4],[5]	5.75%	[6]	5.75%	[3],[14]
Interest Rate		11.17%	[3],[14]	10.17%	[3],[4],[5],[7],[22]	6.75%	[6],[8]	11.17%	[3],[14]
Par Amount		$ 16,844,000	[3],[14]	$ 16,972,000	[3],[4],[5]	$ 17,100,000	[6]
Cost		16,596,000	[3],[14]	16,687,000	[1],[3],[4],[5],[20]	16,766,000	[1],[6]
Fair Value		$ 16,572,000	[3],[14]	$ 16,457,000	[3],[4],[5]	$ 16,766,000	[6]
Percentage of Net Assets		1.12%	[3],[14]	1.18%	[3],[4],[5]	1.41%	[6]	1.12%	[3],[14]
Unused Fee Rate		1.00%		1.00%		1.00%
Unfunded Commitment		$ 32,000		$ 164,000		$ 7,500,000
Fair Value		$ (1,000)		$ (5,000)		$ (73,000)
Investment, Identifier [Axis]: United Flow Technologies Intermediate Holdco II, LLC 2
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[3],[4],[5],[12]	5.75%	[6],[10]	5.75%	[3],[14],[15]
Interest Rate		11.17%	[3],[14],[15]	10.17%	[3],[4],[5],[7],[12],[22]	6.75%	[6],[8],[10]	11.17%	[3],[14],[15]
Par Amount		$ 19,701,000	[3],[14],[15]	$ 9,668,000	[3],[4],[5],[12]	$ 2,400,000	[6],[10]
Cost		19,383,000	[3],[14],[15]	9,409,000	[1],[3],[4],[5],[12],[20]	2,280,000	[1],[6],[10]
Fair Value		$ 19,384,000	[3],[14],[15]	$ 9,067,000	[3],[4],[5],[12]	$ 2,280,000	[6],[10]
Percentage of Net Assets		1.31%	[3],[14],[15]	0.65%	[3],[4],[5],[12]	0.19%	[6],[10]	1.31%	[3],[14],[15]
Unused Fee Rate		0.50%		1.00%		0.50%
Unfunded Commitment		$ 1,950,000		$ 10,000,000		$ 3,000,000
Fair Value		$ (31,000)		$ (303,000)		$ (58,000)
Investment, Identifier [Axis]: United Flow Technologies Intermediate Holdco II, LLC 3
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[3],[4],[5],[12]	5.75%	[6],[10]	5.75%	[3],[14],[15]
Interest Rate		11.17%	[3],[14],[15]	10.17%	[3],[4],[5],[7],[12],[22]	6.75%	[6],[8],[10]	11.17%	[3],[14],[15]
Par Amount	[3],[14],[15]	$ 1,050,000
Cost		1,013,000	[3],[14],[15]	$ (46,000)	[1],[3],[4],[5],[12],[20]	$ (58,000)	[1],[6],[10]
Fair Value		$ 1,002,000	[3],[14],[15]	$ (91,000)	[3],[4],[5],[12]	$ (58,000)	[6],[10]
Percentage of Net Assets		0.07%	[3],[14],[15]	(0.01%)	[3],[4],[5],[12]	0.00%	[6],[10]	0.07%	[3],[14],[15]
Unused Fee Rate				0.50%
Unfunded Commitment				$ 3,000,000
Fair Value				$ (91,000)
Investment, Identifier [Axis]: UpStack, Inc. 1
Variable interest rate		6.25%	[3],[14]	5.75%	[5]			6.25%	[3],[14]
Interest Rate		11.65%	[3],[14]	10.32%	[5]			11.65%	[3],[14]
Par Amount		$ 8,271,000	[3],[14]	$ 9,737,000	[5]
Cost		8,128,000	[3],[14]	9,539,000	[5]
Fair Value		$ 8,064,000	[3],[14]	$ 9,444,000	[5]
Percentage of Net Assets		0.54%	[3],[14]	0.68%	[5]			0.54%	[3],[14]
Unused Fee Rate		1.00%		1.00%
Unfunded Commitment		$ 6,945,000		$ 1,050,000
Fair Value		$ (106,000)		$ (32,000)
Investment, Identifier [Axis]: UpStack, Inc. 2
Variable interest rate	[15]	6.25%	[3],[14]	5.75%	[5],[11]			6.25%	[3],[14]
Interest Rate	[15]	11.65%	[3],[14]	10.32%	[5],[11]			11.65%	[3],[14]
Par Amount	[15]	$ 6,034,000	[3],[14]	$ 3,292,000	[5],[11]
Cost	[15]	5,811,000	[3],[14]	3,205,000	[5],[11]
Fair Value	[15]	$ 5,801,000	[3],[14]	$ 3,162,000	[5],[11]
Percentage of Net Assets	[15]	0.39%	[3],[14]	0.23%	[5],[11]			0.39%	[3],[14]
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 875,000		$ 875,000
Fair Value		$ (22,000)		$ (26,000)
Investment, Identifier [Axis]: UpStack, Inc. 3
Variable interest rate	[15]	6.25%	[3],[14]	5.75%	[5],[11]			6.25%	[3],[14]
Interest Rate	[15]	11.65%	[3],[14]	10.32%	[5],[11]			11.65%	[3],[14]
Cost	[15]	$ (16,000)	[3],[14]	$ (19,000)	[5],[11]
Fair Value	[15]	$ (22,000)	[3],[14]	$ (26,000)	[5],[11]
Percentage of Net Assets	[5],[11]			0.00%
Investment, Identifier [Axis]: Upstack Holdco, Inc. 1
Variable interest rate						6.00%
Interest Rate						7.00%
Par Amount						$ 9,844,000
Cost						9,609,000
Fair Value						$ 9,635,000
Percentage of Net Assets						0.81%
Unused Fee Rate						1.00%
Unfunded Commitment						$ 1,050,000
Fair Value						$ (22,000)
Investment, Identifier [Axis]: Upstack Holdco, Inc. 2
Variable interest rate						6.00%
Interest Rate						7.00%
Par Amount						$ 3,325,000
Cost						3,223,000
Fair Value						$ 3,232,000
Percentage of Net Assets						0.27%
Unused Fee Rate						0.50%
Unfunded Commitment						$ 875,000
Fair Value						$ (18,000)
Investment, Identifier [Axis]: Upstack Holdco, Inc. 3
Variable interest rate						6.00%
Interest Rate						7.00%
Cost						$ (23,000)
Fair Value						$ (19,000)
Percentage of Net Assets						0.00%
Investment, Identifier [Axis]: User Zoom Technologies, Inc.
Variable interest rate	[18]	7.00%	[14]	5.75%	[4],[5],[19]			7.00%	[14]
Interest Rate	[18]	11.92%	[14],[27]	9.35%	[4],[5],[19]			11.92%	[14],[27]
Par Amount	[18]			$ 38,689,000	[4],[5],[19]			€ 38,689	[14]
Cost	[18]			37,967,000	[4],[5],[19]			38,028	[14],[20]
Fair Value	[18]			$ 37,965,000	[4],[5],[19]			€ 38,078	[14]
Percentage of Net Assets	[18]	2.57%	[14]	2.72%	[4],[5],[19]			2.57%	[14]
Investment, Identifier [Axis]: V Global Holdings, LLC
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 449,000		$ 672,000
Fair Value		$ (9,000)		$ (34,000)
Investment, Identifier [Axis]: V Global Holdings, LLC 1
Variable interest rate	[4]	5.75%	[13],[18]	5.75%	[5],[16],[17],[19]			5.75%	[13],[18]
Interest Rate	[4]	11.43%	[13],[18]	8.99%	[5],[7],[16],[17],[19]			11.43%	[13],[18]
Par Amount	[4]	$ 4,866,000	[13],[18]	$ 4,903,000	[5],[16],[17],[19]
Cost	[4]	4,789,000	[13],[18]	4,814,000	[5],[9],[16],[17],[19]
Fair Value	[4]	$ 4,771,000	[13],[18]	$ 4,659,000	[5],[16],[17],[19]
Percentage of Net Assets	[4]	0.32%	[13],[18]	0.33%	[5],[16],[17],[19]			0.32%	[13],[18]
Investment, Identifier [Axis]: V Global Holdings, LLC 2
Variable interest rate	[4],[18]	5.75%	[2]	5.75%	[5],[11],[12],[19]			5.75%	[2]
Interest Rate	[4],[18]	11.43%	[2]	8.99%	[5],[7],[11],[12],[19]			11.43%	[2]
Par Amount	[2],[4],[18]	$ 223,000
Cost	[4],[18]	214,000	[2]	$ (11,000)	[5],[9],[11],[12],[19]
Fair Value	[4],[18]	$ 210,000	[2]	$ (34,000)	[5],[11],[12],[19]
Percentage of Net Assets		0.01%	[2],[4],[18]	0.00%	[5],[11],[19]			0.01%	[2],[4],[18]
Investment, Identifier [Axis]: VRC Companies LLC 6
Unused Fee Rate				0.75%
Unfunded Commitment				$ 6,059,000
Fair Value				$ (212,000)
Investment, Identifier [Axis]: VRC Companies, LLC 1
Variable interest rate		5.75%	[3],[13],[14]	5.75%	[4],[5],[18],[19]	5.50%	[6],[19],[21]	5.75%	[3],[13],[14]
Interest Rate		11.13%	[3],[13],[14]	8.52%	[4],[5],[7],[18],[19],[22]	6.25%	[6],[8],[19],[21]	11.13%	[3],[13],[14]
Par Amount		$ 64,103,000	[3],[13],[14]	$ 7,540,000	[4],[5],[18],[19]	$ 49,335,000	[6],[19],[21]
Cost		63,435,000	[3],[13],[14]	7,435,000	[1],[4],[5],[18],[19],[20]	48,644,000	[1],[6],[19],[21]
Fair Value		$ 63,821,000	[3],[13],[14]	$ 7,276,000	[4],[5],[18],[19]	$ 48,921,000	[6],[19],[21]
Percentage of Net Assets		4.31%	[3],[13],[14]	0.52%	[4],[5],[18],[19]	4.12%	[6],[19],[21]	4.31%	[3],[13],[14]
Unused Fee Rate		0.75%		0.75%		0.75%
Unfunded Commitment		$ 515,000		$ 6,059,000		$ 5,000,000
Fair Value		$ (2,000)		$ (212,000)		$ (42,000)
Investment, Identifier [Axis]: VRC Companies, LLC 2
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[4],[5],[12],[18],[19]	5.50%	[6],[10],[19],[21]	5.75%	[3],[14],[15]
Interest Rate		11.13%	[3],[14],[15]	8.52%	[4],[5],[7],[12],[18],[19],[22]	6.25%	[6],[8],[10],[19],[21]	11.13%	[3],[14],[15]
Par Amount		$ 8,569,000	[3],[14],[15]	$ 3,074,000	[4],[5],[12],[18],[19]	$ 3,263,000	[6],[10],[19],[21]
Cost		8,466,000	[3],[14],[15]	2,950,000	[1],[4],[5],[12],[18],[19],[20]	3,148,000	[1],[6],[10],[19],[21]
Fair Value		$ 8,529,000	[3],[14],[15]	$ 2,754,000	[4],[5],[12],[18],[19]	$ 3,193,000	[6],[10],[19],[21]
Percentage of Net Assets		0.58%	[3],[14],[15]	0.20%	[4],[5],[12],[18],[19]	0.27%	[6],[10],[19],[21]	0.58%	[3],[14],[15]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 1,653,000		$ 1,653,000		$ 1,653,000
Fair Value		$ (7,000)		$ (58,000)		$ (14,000)
Investment, Identifier [Axis]: VRC Companies, LLC 3
Variable interest rate		5.50%	[3],[14],[15]	5.50%	[4],[5],[16],[17],[18],[19]	5.50%	[6],[10],[19]	5.50%	[3],[14],[15]
Interest Rate		10.83%	[3],[14],[15]	10.65%	[4],[5],[7],[16],[17],[18],[19],[22]	6.25%	[6],[8],[10],[19]	10.83%	[3],[14],[15]
Par Amount	[4],[5],[16],[17],[18],[19]			$ 48,840,000
Cost		$ (16,000)	[3],[14],[15]	48,260,000	[1],[4],[5],[16],[17],[18],[19],[20]	$ (23,000)	[1],[6],[10],[19]
Fair Value		$ (7,000)	[3],[14],[15]	$ 47,130,000	[4],[5],[16],[17],[18],[19]	$ (14,000)	[6],[10],[19]
Percentage of Net Assets	[19]			3.37%	[4],[5],[16],[17],[18]	0.00%	[6],[10]
Investment, Identifier [Axis]: VRC Companies, LLC 4
Variable interest rate	[4],[5],[12],[16],[17],[18],[19]			5.50%
Interest Rate	[4],[5],[7],[12],[16],[17],[18],[19],[22]			10.22%
Par Amount	[4],[5],[12],[16],[17],[18],[19]			$ 8,214,000
Cost	[1],[4],[5],[12],[16],[17],[18],[19],[20]			8,119,000
Fair Value	[4],[5],[12],[16],[17],[18],[19]			$ 7,927,000
Percentage of Net Assets	[4],[5],[12],[16],[17],[18],[19]			0.57%
Investment, Identifier [Axis]: VRC Companies, LLC 5
Variable interest rate	[4],[5],[12],[18],[19]			5.50%
Interest Rate	[4],[5],[7],[12],[18],[19],[22]			10.22%
Cost	[1],[4],[5],[12],[18],[19],[20]			$ (19,000)
Fair Value	[4],[5],[12],[18],[19]			$ (58,000)
Percentage of Net Assets	[5],[19]			0.00%
Investment, Identifier [Axis]: VRC Companies, LLC 7
Unused Fee Rate				0.50%
Unfunded Commitment				$ 1,653,000
Fair Value				$ (58,000)
Investment, Identifier [Axis]: Valcourt Holdings II, LLC
Unused Fee Rate				1.00%		1.00%
Unfunded Commitment				$ 1,121,000		$ 4,378,000
Fair Value				$ (13,000)
Investment, Identifier [Axis]: Valcourt Holdings II, LLC 1
Variable interest rate		5.25%	[3],[13],[14]	5.25%	[3],[4],[5]	5.50%	[6],[21]	5.25%	[3],[13],[14]
Interest Rate		10.79%	[3],[13],[14]	9.98%	[3],[4],[5],[7],[22]	6.50%	[6],[8],[21]	10.79%	[3],[13],[14]
Par Amount		$ 34,805,000	[3],[13],[14]	$ 25,145,000	[3],[4],[5]	$ 35,431,000	[6],[21]
Cost		34,383,000	[3],[13],[14]	24,785,000	[1],[3],[4],[5],[20]	34,816,000	[1],[6],[21]
Fair Value		$ 34,597,000	[3],[13],[14]	$ 24,850,000	[3],[4],[5]	$ 35,431,000	[6],[21]
Percentage of Net Assets		2.34%	[3],[13],[14]	1.78%	[3],[4],[5]	2.98%	[6],[21]	2.34%	[3],[13],[14]
Investment, Identifier [Axis]: Valcourt Holdings II, LLC 2
Variable interest rate		5.25%	[3],[14]	5.25%	[3],[4],[5],[16],[17]	5.50%	[6],[10]	5.25%	[3],[14]
Interest Rate		10.79%	[3],[14]	9.98%	[3],[4],[5],[7],[16],[17],[22]	6.50%	[6],[8],[10]	10.79%	[3],[14]
Par Amount		$ 3,067,000	[3],[14]	$ 9,929,000	[3],[4],[5],[16],[17]	$ 2,521,000	[6],[10]
Cost		3,031,000	[3],[14]	9,783,000	[1],[3],[4],[5],[16],[17],[20]	2,405,000	[1],[6],[10]
Fair Value		$ 3,048,000	[3],[14]	$ 9,813,000	[3],[4],[5],[16],[17]	$ 2,521,000	[6],[10]
Percentage of Net Assets		0.21%	[3],[14]	0.70%	[3],[4],[5],[16],[17]	0.21%	[6],[10]	0.21%	[3],[14]
Investment, Identifier [Axis]: Valcourt Holdings II, LLC 3
Variable interest rate	[3],[4],[5],[12]			5.25%
Interest Rate	[3],[4],[5],[7],[12],[22]			9.98%
Par Amount	[3],[4],[5],[12]			$ 5,738,000
Cost	[1],[3],[4],[5],[12],[20]			5,643,000
Fair Value	[3],[4],[5],[12]			$ 5,658,000
Percentage of Net Assets	[3],[4],[5],[12]			0.40%
Investment, Identifier [Axis]: Vardiman Black Holdings, LLC
Unused Fee Rate				1.25%
Unfunded Commitment				$ 142,000
Fair Value				$ (8,000)
Investment, Identifier [Axis]: Vardiman Black Holdings, LLC 1
Variable interest rate		7.00%	[14],[26],[33]	7.00%	[36]			7.00%	[14],[26],[33]
Interest Rate		12.40%	[14],[26],[33]	11.22%	[36]			12.40%	[14],[26],[33]
Par Amount		$ 3,386,000	[14],[26],[33]	$ 3,412,000	[36]
Cost		3,360,000	[14],[26],[33]	3,382,000	[36]
Fair Value		$ 2,860,000	[14],[26],[33]	$ 3,227,000	[36]
Percentage of Net Assets		0.19%	[14],[26],[33]	0.23%	[36]			0.19%	[14],[26],[33]
Investment, Identifier [Axis]: Vardiman Black Holdings, LLC 2
Variable interest rate		7.00%	[14],[26],[33]	7.00%	[15],[36]			7.00%	[14],[26],[33]
Interest Rate		12.40%	[14],[26],[33]	11.22%	[15],[36]			12.40%	[14],[26],[33]
Par Amount		$ 4,020,000	[14],[26],[33]	$ 3,907,000	[15],[36]
Cost		3,988,000	[14],[26],[33]	3,871,000	[15],[36]
Fair Value		$ 3,395,000	[14],[26],[33]	$ 3,687,000	[15],[36]
Percentage of Net Assets		0.23%	[14],[26],[33]	0.26%	[15],[36]			0.23%	[14],[26],[33]
Investment, Identifier [Axis]: Vehlo Purchaser, LLC 1
Variable interest rate	[6],[19]					5.00%
Interest Rate	[6],[19],[22]					5.75%
Par Amount	[6],[19]					$ 27,154,000
Cost	[1],[6],[19]					26,638,000
Fair Value	[6],[19]					$ 26,725,000
Percentage of Net Assets	[6],[19]					2.25%
Unused Fee Rate						1.00%
Unfunded Commitment						$ 11,569,000
Fair Value						$ (183,000)
Investment, Identifier [Axis]: Vehlo Purchaser, LLC 2
Variable interest rate	[6],[10],[19]					5.00%
Interest Rate	[6],[8],[10],[19]					5.75%
Par Amount	[6],[10],[19]					$ 7,875,000
Cost	[1],[6],[10],[19]					7,614,000
Fair Value	[6],[10],[19]					$ 7,568,000
Percentage of Net Assets	[6],[10],[19]					0.64%
Unused Fee Rate						0.50%
Unfunded Commitment						$ 4,666,000
Fair Value						$ (74,000)
Investment, Identifier [Axis]: Vehlo Purchaser, LLC 3
Variable interest rate	[6],[10],[19]					5.00%
Interest Rate	[6],[8],[10],[19]					5.75%
Par Amount	[6],[10],[19]					$ 1,167,000
Cost	[1],[6],[10],[19]					1,057,000
Fair Value	[6],[10],[19]					$ 1,074,000
Percentage of Net Assets	[6],[10],[19]					0.09%
Investment, Identifier [Axis]: Vermont Aus Pty Ltd
Variable interest rate		5.65%	[14],[18],[28]	5.65%	[29]			5.65%	[14],[18],[28]
Interest Rate		11.04%	[14],[18],[28]	10.23%	[29]			11.04%	[14],[18],[28]
Par Amount		$ 8,373,000	[14],[18],[28]	$ 8,436,000	[29]
Cost		8,203,000	[14],[18],[28]	8,244,000	[29]
Fair Value		$ 8,182,000	[14],[18],[28]	$ 7,927,000	[29]
Percentage of Net Assets		0.55%	[14],[18],[28]	0.57%	[29]			0.55%	[14],[18],[28]
Investment, Identifier [Axis]: Vessco Midco Holdings, LLC
Variable interest rate	[5],[16]			4.50%
Interest Rate	[5],[16]			8.88%
Par Amount	[5],[16]			$ 2,715,000
Cost	[5],[16]			2,696,000
Fair Value	[5],[16]			$ 2,679,000
Percentage of Net Assets	[5],[16]			0.19%
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 447,000		$ 268,000
Fair Value				$ (4,000)
Investment, Identifier [Axis]: Vessco Midco Holdings, LLC 1
Variable interest rate		4.50%	[3],[13],[14]	4.50%		4.50%	[6],[21]	4.50%	[3],[13],[14]
Interest Rate		9.95%	[3],[13],[14]	8.88%		5.50%	[6],[8],[21]	9.95%	[3],[13],[14]
Par Amount		$ 2,694,000	[3],[13],[14]	$ 2,715,000		$ 2,735,000	[6],[21]
Cost		2,679,000	[3],[13],[14]	2,696,000		2,713,000	[1],[6],[21]
Fair Value		$ 2,694,000	[3],[13],[14]	$ 2,679,000		$ 2,735,000	[6],[21]
Percentage of Net Assets		0.18%	[3],[13],[14]	0.19%		0.23%	[6],[21]	0.18%	[3],[13],[14]
Unused Fee Rate						1.00%
Unfunded Commitment						$ 309,000
Investment, Identifier [Axis]: Vessco Midco Holdings, LLC 2
Variable interest rate		4.50%	[3],[14]	4.50%	[5],[6]	4.50%	[6],[10]	4.50%	[3],[14]
Interest Rate		9.95%	[3],[14]	8.88%	[5],[22]	5.50%	[6],[8],[10]	9.95%	[3],[14]
Par Amount		$ 1,755,000	[3],[14]	$ 1,769,000		$ 1,472,000	[6],[10]
Par Amount, Shares (in shares) | shares	[5]			1,769
Cost		1,746,000	[3],[14]	$ 1,757,000	[1],[5]	1,457,000	[1],[6],[10]
Fair Value		$ 1,755,000	[3],[14]	$ 1,746,000	[5]	$ 1,472,000	[6],[10]
Percentage of Net Assets		0.12%	[3],[14]	0.12%	[5]	0.12%	[6],[10]	0.12%	[3],[14]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 427,000
Investment, Identifier [Axis]: Vessco Midco Holdings, LLC 3
Variable interest rate		4.50%	[3],[14],[15]	3.50%	[5],[11],[15]	3.50%	[6],[10]	4.50%	[3],[14],[15]
Interest Rate		9.95%	[3],[14],[15]	11.00%	[5],[11],[15],[22]	6.75%	[6],[8],[10]	9.95%	[3],[14],[15]
Par Amount				$ 179,000	[15]	$ 20,000	[6],[10]
Par Amount, Shares (in shares) | shares	[5],[11]			179
Cost		$ (2,000)	[3],[14],[15]	$ 176,000	[1],[5],[11],[15]	16,000	[1],[6],[10]
Fair Value				$ 173,000	[5],[11],[15]	$ 20,000	[6],[10]
Percentage of Net Assets				0.01%	[5],[11],[15]	0.00%	[6],[10]
Investment, Identifier [Axis]: World Insurance Associates, LLC
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 1,269,000		$ 444,000		$ 1,173,000
Fair Value		$ (63,000)		$ (14,000)		$ (23,000)
Investment, Identifier [Axis]: World Insurance Associates, LLC 1
Variable interest rate		6.75%	[3],[13],[14]	5.75%	[5],[16]	5.75%		6.75%	[3],[13],[14]
Interest Rate		12.14%	[3],[13],[14]	10.33%	[5],[16]	6.75%		12.14%	[3],[13],[14]
Par Amount		$ 34,076,000	[3],[13],[14]	$ 33,331,000	[5],[16]	$ 33,658,000
Cost		33,192,000	[3],[13],[14]	32,499,000	[5],[16]	32,601,000
Fair Value		$ 32,394,000	[3],[13],[14]	$ 32,288,000	[5],[16]	$ 32,996,000
Percentage of Net Assets		2.19%	[3],[13],[14]	2.31%	[5],[16]	2.78%		2.19%	[3],[13],[14]
Investment, Identifier [Axis]: World Insurance Associates, LLC 2
Variable interest rate		5.75%	[3],[13],[14]	5.75%	[5],[16]	5.75%		5.75%	[3],[13],[14]
Interest Rate		11.15%	[3],[13],[14]	10.33%	[5],[16]	6.75%		11.15%	[3],[13],[14]
Par Amount		$ 30,934,000	[3],[13],[14]	$ 31,170,000	[5],[16]	$ 31,487,000
Cost		30,285,000	[3],[13],[14]	30,528,000	[5],[16]	30,671,000
Fair Value		$ 29,386,000	[3],[13],[14]	$ 30,194,000	[5],[16]	$ 30,868,000
Percentage of Net Assets		1.98%	[3],[13],[14]	2.16%	[5],[16]	2.60%		1.98%	[3],[13],[14]
Investment, Identifier [Axis]: World Insurance Associates, LLC 3
Variable interest rate		5.75%	[3],[14],[15]	5.75%	[5],[11],[15]	5.75%		5.75%	[3],[14],[15]
Interest Rate		11.15%	[3],[14],[15]	10.33%	[5],[11],[15]	6.75%		11.15%	[3],[14],[15]
Par Amount				$ 825,000	[5],[11],[15]	$ 95,000
Cost		$ (13,000)	[3],[14],[15]	808,000	[5],[11],[15]	74,000
Fair Value		$ (64,000)	[3],[14],[15]	$ 785,000	[5],[11],[15]	$ 70,000
Percentage of Net Assets				0.06%	[5],[11],[15]	0.01%
Investment, Identifier [Axis]: Zarya Intermediate, LLC
Variable interest rate	[6],[21]					6.50%
Interest Rate	[6],[21]					7.50%
Par Amount	[6],[21]					$ 24,500,000
Cost	[6],[21]					24,043,000
Fair Value	[6],[21]					$ 24,500,000
Percentage of Net Assets	[6],[21]					2.06%
Unused Fee Rate		0.50%		0.50%
Unfunded Commitment		$ 2,085,000		$ 3,649,000
Fair Value				$ (7,000)
Investment, Identifier [Axis]: Zarya Intermediate, LLC 1
Variable interest rate		6.50%	[3],[14],[28]	6.50%	[3],[4],[5],[29],[30]	6.50%	[6],[10]	6.50%	[3],[14],[28]
Interest Rate		11.92%	[3],[14],[27],[28]	10.90%	[3],[4],[5],[29],[30]	7.50%	[6],[10]	11.92%	[3],[14],[27],[28]
Par Amount		$ 35,408,000	[3],[14],[28]	$ 35,408,000	[3],[4],[5],[29],[30]	$ 19,250,000	[6],[10]
Cost		35,408,000	[3],[14],[20],[28]	35,408,000	[3],[4],[5],[20],[29],[30]	18,884,000	[6],[10]
Fair Value		$ 35,408,000	[3],[14],[28]	$ 35,344,000	[3],[4],[5],[29],[30]	$ 19,250,000	[6],[10]
Percentage of Net Assets		2.39%	[3],[14],[28]	2.53%	[3],[4],[5],[29],[30]	1.62%	[6],[10]	2.39%	[3],[14],[28]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 1,983,000
Investment, Identifier [Axis]: Zarya Intermediate, LLC 2
Variable interest rate		6.50%	[3],[14],[15],[28],[30]	6.50%	[3],[4],[5],[11],[12],[29],[30]	6.50%	[6],[10]	6.50%	[3],[14],[15],[28],[30]
Interest Rate		11.92%	[3],[14],[15],[27],[28],[30]	10.90%	[3],[4],[5],[11],[12],[29],[30]	7.50%	[6],[10]	11.92%	[3],[14],[15],[27],[28],[30]
Par Amount	[3],[14],[15],[28],[30]	$ 1,564,000
Cost		1,564,000	[3],[14],[15],[20],[28],[30]			$ (86,000)	[6],[10]
Fair Value	[3],[30]	$ 1,564,000	[14],[15],[28]	$ (7,000)	[4],[5],[11],[12],[29]
Percentage of Net Assets		0.11%	[3],[14],[15],[28],[30]	0.00%	[5],[11],[29]	0.00%	[6],[10]	0.11%	[3],[14],[15],[28],[30]
Unused Fee Rate						0.50%
Unfunded Commitment						$ 2,683,000
Investment, Identifier [Axis]: iCIMS, Inc.
Variable interest rate				7.25%
Interest rate, PIK				3.875%
Interest Rate				11.52%
Par Amount				$ 6,568,000
Cost				6,455,000
Fair Value				$ 6,455,000
Percentage of Net Assets				0.46%
Investment, Identifier [Axis]: iCIMS, Inc. 1
Variable interest rate	[14],[18]	6.75%						6.75%
Interest Rate	[14],[18]	12.14%						12.14%
Par Amount	[14],[18]	$ 7,059,000
Cost	[14],[18]	6,955,000
Fair Value	[14],[18]	$ 7,059,000
Percentage of Net Assets	[14],[18]	0.48%						0.48%
Unfunded Commitment		$ 112,000
Investment, Identifier [Axis]: iCIMS, Inc. 2
Variable interest rate	[14],[15],[18]	6.75%						6.75%
Interest Rate	[14],[15],[18]	12.14%						12.14%
Cost	[14],[15],[18]	$ (1,000)
Unused Fee Rate		0.50%
Unfunded Commitment		$ 38,000
Investment, Identifier [Axis]: iCIMS, Inc. 3
Variable interest rate	[14],[15],[18]	6.75%						6.75%
Interest Rate	[14],[15],[18]	12.14%						12.14%
Par Amount	[14],[15],[18]	$ 8,000
Cost	[14],[15],[18]	7,000
Fair Value	[14],[15],[18]	8,000
Investment, Identifier [Axis]: mPulse Mobile, Inc.
Par Amount		165,761,000	[14],[23]	$ 165,761,000	[4],[24]
Par Amount, Shares (in shares) | shares				165,761	[5],[25]	165,761,000
Cost		1,220,000	[14],[20],[23]	$ 1,220,000	[1],[4],[5],[24],[25]	$ 1,220,000
Fair Value		$ 1,147,000	[14],[23]	$ 1,281,000	[4],[5],[24],[25]	$ 1,220,000
Percentage of Net Assets		0.08%	[14],[23]	0.09%	[4],[5],[24],[25]	0.10%		0.08%	[14],[23]
Investment, Identifier [Axis]: mPulse Mobile, Inc. 1
Variable interest rate		5.25%	[14],[18]	5.25%		5.25%	[6],[19]	5.25%	[14],[18]
Interest Rate		10.75%	[14],[18]	9.32%		6.00%	[6],[8],[19]	10.75%	[14],[18]
Par Amount		$ 17,369,000	[14],[18]	$ 17,500,000		$ 17,500,000	[6],[19]
Cost		17,108,000	[14],[18]	17,200,000		17,152,000	[1],[6],[19]
Fair Value		$ 17,100,000	[14],[18]	$ 16,977,000		$ 17,152,000	[6],[19]
Percentage of Net Assets		1.15%	[14],[18]	1.21%		1.44%	[6],[19]	1.15%	[14],[18]
Unused Fee Rate		1.00%		1.00%		0.50%
Unfunded Commitment		$ 1,996,000		$ 1,996,000		$ 1,996,000
Fair Value		$ (31,000)		$ (60,000)		$ (20,000)
Investment, Identifier [Axis]: mPulse Mobile, Inc. 2
Variable interest rate		5.25%	[14],[15],[18]	5.25%	[15]	5.25%	[6],[10],[19]	5.25%	[14],[15],[18]
Interest Rate		10.75%	[14],[15],[18]	9.32%	[15]	6.00%	[6],[8],[10],[19]	10.75%	[14],[15],[18]
Cost		$ (14,000)	[14],[15],[18]	$ (17,000)	[15]	$ (20,000)	[1],[6],[10],[19]
Fair Value		$ (31,000)	[14],[15],[18]	$ (60,000)	[15]	$ (20,000)	[6],[10],[19]
Percentage of Net Assets				0.00%		0.00%	[6],[10],[19]
Unused Fee Rate		0.50%		0.50%		0.50%
Unfunded Commitment		$ 129,000		$ 353,000		$ 504,000
Fair Value		$ (2,000)		$ (11,000)		$ (10,000)
Investment, Identifier [Axis]: mPulse Mobile, Inc. 3
Variable interest rate		5.25%	[14],[15],[18]	5.25%	[15]	5.25%	[6],[10],[19]	5.25%	[14],[15],[18]
Interest Rate		10.75%	[14],[15],[18]	9.32%	[15]	6.00%	[6],[8],[10],[19]	10.75%	[14],[15],[18]
Par Amount	[15]	$ 375,000	[14],[18]	$ 151,000
Cost		368,000	[14],[15],[18]	143,000	[15]	$ (10,000)	[1],[6],[10],[19]
Fair Value		$ 368,000	[14],[15],[18]	$ 136,000	[15]	$ (10,000)	[6],[10],[19]
Percentage of Net Assets		0.02%	[14],[15],[18]	0.01%	[15]	0.00%	[6],[10],[19]	0.02%	[14],[15],[18]
Euro Interbank Offered Rate (EURIBOR)
Variable interest rate		5.66%		2.13%				5.66%
London Interbank Offered Rate (LIBOR) | 1-month Period
Variable interest rate		5.43%		4.39%				5.43%
London Interbank Offered Rate (LIBOR) | 3-month Period
Variable interest rate		5.66%		4.77%				5.66%
London Interbank Offered Rate (LIBOR) | 6-month Period
Variable interest rate		5.90%		5.14%				5.90%
Secured Overnight Financing Rate (SOFR) | 1-month Period
Variable interest rate		5.32%		4.36%				5.32%
Secured Overnight Financing Rate (SOFR) | 3-month Period
Variable interest rate		5.40%		4.59%				5.40%
Secured Overnight Financing Rate (SOFR) | 6-month Period
Variable interest rate				4.78%
Prime Rate
Variable interest rate		8.50%		7.50%				8.50%
Health Care Equipment & Supplies
Cost	[20]	$ 5,415,000
Fair Value		$ 5,374,000
Percentage of Net Assets		0.36%						0.36%
First Lien Debt
Cost		$ 2,960,107,000		$ 2,753,620,000		$ 2,213,332,000	[1]	€ 2,960,107	[20]
Fair Value		$ 2,933,870,000		$ 2,694,111,000		$ 2,224,100,000		€ 2,933,870
Percentage of Net Assets		198.03%		192.81%		187.12%		198.03%
First Lien Debt | Aerospace & Defense
Cost		$ 52,573,000	[20]	$ 52,520,000	[20]	$ 38,993,000	[1]
Fair Value		$ 52,676,000		$ 51,531,000		$ 39,370,000
Percentage of Net Assets		3.56%		3.69%		3.31%		3.56%
First Lien Debt | Air Freight & Logistics
Cost		$ 29,679,000	[20]	$ 28,736,000	[20]	$ 11,948,000	[1]
Fair Value		$ 29,888,000		$ 27,943,000		$ 11,948,000
Percentage of Net Assets		2.02%		2.00%		1.01%		2.02%
First Lien Debt | Automobile Components
Cost		$ 86,866,000	[20]	$ 86,480,000	[20]	$ 51,698,000	[1]
Fair Value		$ 86,506,000		$ 83,574,000		$ 51,746,000
Percentage of Net Assets		5.84%		5.98%		4.35%		5.84%
First Lien Debt | Automobiles
Cost		$ 154,223,000		$ 150,144,000	[9]	$ 174,783,000	[1]
Fair Value		$ 154,132,000		$ 146,413,000		$ 175,583,000
Percentage of Net Assets		10.40%		10.48%		14.77%		10.40%
First Lien Debt | Biotechnology
Cost		$ 15,611,000		$ 14,830,000	[9]	$ 14,955,000	[1]
Fair Value		$ 15,603,000		$ 14,407,000		$ 14,955,000
Percentage of Net Assets		1.05%		1.03%		1.26%		1.05%
First Lien Debt | Chemicals
Cost		$ 21,087,000		$ 18,797,000	[9]
Fair Value		$ 20,783,000		$ 18,066,000
Percentage of Net Assets		1.40%		1.29%				1.40%
First Lien Debt | Commercial Services & Supplies
Cost		$ 320,119,000		$ 325,020,000	[1],[20]	$ 306,205,000	[1]
Fair Value		$ 319,668,000		$ 319,508,000		$ 307,450,000
Percentage of Net Assets		21.58%		22.87%		25.87%		21.58%
First Lien Debt | Construction & Engineering
Cost		$ 45,942,000		$ 37,932,000	[9]	$ 35,799,000	[1]
Fair Value		$ 45,890,000		$ 36,734,000		$ 35,799,000
Percentage of Net Assets		3.10%		2.63%		3.01%		3.10%
First Lien Debt | Containers & Packaging
Cost		$ 43,385,000		$ 43,852,000	[9]	$ 36,043,000	[1]
Fair Value		$ 43,525,000		$ 42,522,000		$ 36,043,000
Percentage of Net Assets		2.94%		3.04%		3.03%		2.94%
First Lien Debt | Distributors
Cost		$ 90,110,000		$ 122,968,000	[9]	$ 28,636,000	[1]
Fair Value		$ 87,337,000		$ 120,982,000		$ 28,636,000
Percentage of Net Assets		5.90%		8.66%		2.41%		5.90%
First Lien Debt | Diversified Consumer Services
Cost		$ 103,850,000		$ 88,142,000	[9]	$ 36,642,000	[1]
Fair Value		$ 103,167,000		$ 87,147,000		$ 36,975,000
Percentage of Net Assets		6.96%		6.24%		3.11%		6.96%
First Lien Debt | Financial Services
Cost		$ 53,913,000		$ 19,820,000	[9]	$ 71,968,000	[1]
Fair Value		$ 54,126,000		$ 19,586,000		$ 72,070,000
Percentage of Net Assets		3.65%		1.40%		6.06%		3.65%
First Lien Debt | Food Products
Cost		$ 72,090,000		$ 72,622,000	[9]
Fair Value		$ 70,806,000		$ 70,996,000
Percentage of Net Assets		4.78%		5.08%				4.78%
First Lien Debt | Electronic Equipment, Instruments & Components
Cost		$ 26,500,000		$ 13,448,000	[9]
Fair Value		$ 25,815,000		$ 12,892,000
Percentage of Net Assets		1.74%		0.92%				1.74%
First Lien Debt | Health Care Equipment & Supplies
Cost		$ 13,052,000				$ 62,269,000	[1]
Fair Value		$ 13,090,000				$ 62,602,000
Percentage of Net Assets		0.88%				5.27%		0.88%
First Lien Debt | Health Care Providers & Services
Cost		$ 111,559,000		$ 90,686,000
Fair Value		$ 110,086,000		$ 88,460,000
Percentage of Net Assets		7.43%		6.33%				7.43%
First Lien Debt | Health Care Technology
Cost		$ 61,214,000		$ 21,467,000		$ 21,562,000	[1]
Fair Value		$ 61,389,000		$ 21,148,000		$ 20,963,000
Percentage of Net Assets		4.14%		1.51%		1.76%		4.14%
First Lien Debt | Industrial Conglomerates
Cost		$ 33,628,000		$ 1,666,000	[1]	$ 35,958,000
Fair Value		$ 34,407,000		$ 1,612,000		$ 36,285,000
Percentage of Net Assets		2.32%		0.12%		3.05%		2.32%
First Lien Debt | Insurance Sector [Member]
Cost		$ 466,713,000		$ 455,293,000		$ 401,473,000
Fair Value		$ 460,888,000		$ 446,804,000		$ 403,895,000
Percentage of Net Assets		31.11%		31.98%		33.98%		31.11%
First Lien Debt | Interactive Media & Services
Cost		$ 104,614,000		$ 103,429,000		$ 90,189,000
Fair Value		$ 100,966,000		$ 101,077,000		$ 91,025,000
Percentage of Net Assets		6.82%		7.23%		7.66%		6.82%
First Lien Debt | IT Services
Cost		$ 227,038,000		$ 230,561,000		$ 201,890,000
Fair Value		$ 220,202,000		$ 223,366,000		$ 202,960,000
Percentage of Net Assets		14.86%		15.99%		17.08%		14.86%
First Lien Debt | Leisure Products
Cost		$ 21,596,000		$ 21,726,000		$ 54,292,000	[1]
Fair Value		$ 21,214,000		$ 21,557,000		$ 54,900,000
Percentage of Net Assets		1.43%		1.54%		4.62%		1.43%
First Lien Debt | Machinery
Cost		$ 84,669,000		$ 88,999,000		$ 48,582,000	[1]
Fair Value		$ 83,742,000		$ 85,464,000		$ 48,133,000
Percentage of Net Assets		5.65%		6.12%		4.05%		5.65%
First Lien Debt | Multi-Utilities
Cost		$ 21,738,000		$ 16,427,000	[1]	$ 10,405,000	[1]
Fair Value		$ 21,760,000		$ 16,228,000		$ 10,600,000
Percentage of Net Assets		1.47%		1.16%		0.89%		1.47%
First Lien Debt | Oil, Gas & Consumable Fuels
Cost	[1]			$ 399,000
Fair Value				$ 390,000
Percentage of Net Assets				0.03%
First Lien Debt | Pharmaceuticals
Cost		$ 11,848,000		$ 11,157,000	[1]
Fair Value		$ 12,088,000		$ 11,157,000
Percentage of Net Assets		0.82%		0.80%				0.82%
First Lien Debt | Professional Services
Cost		$ 110,638,000		$ 89,714,000	[1]	$ 91,547,000	[1]
Fair Value		$ 110,995,000		$ 88,770,000		$ 92,207,000
Percentage of Net Assets		7.49%		6.35%		7.76%		7.49%
First Lien Debt | Real Estate Management & Development
Cost		$ 163,130,000	[20]	$ 155,654,000	[20]	$ 121,237,000
Fair Value		$ 162,420,000		$ 152,029,000		$ 122,965,000
Percentage of Net Assets		10.96%		10.88%		10.35%		10.96%
First Lien Debt | Software
Cost				$ 381,883,000		$ 252,416,000	[1]	€ 412,722	[20]
Fair Value				$ 374,792,000		$ 252,952,000		€ 410,701
Percentage of Net Assets		27.72%		26.82%		21.28%		27.72%
Second Lien Debt
Cost		$ 145,809,000	[20]	$ 136,620,000	[1]	$ 120,124,000
Fair Value		$ 134,712,000		$ 128,350,000		121,550,000
Percentage of Net Assets		9.09%		9.19%				9.09%
Second Lien Debt | Electronic Equipment, Instruments & Components
Cost				$ 16,939,000		16,912,000	[1]
Fair Value				$ 16,194,000		$ 17,000,000
Percentage of Net Assets				1.16%		1.43%
Second Lien Debt | Health Care Providers & Services
Cost				$ 5,318,000
Fair Value				$ 4,946,000
Percentage of Net Assets				0.35%
Second Lien Debt | Industrial Conglomerates
Cost	[1]					$ 39,944,000
Fair Value						$ 40,387,000
Percentage of Net Assets						3.40%
Second Lien Debt | IT Services
Cost		$ 40,072,000	[20]	$ 40,016,000	[1]
Fair Value		$ 37,804,000		$ 37,735,000
Percentage of Net Assets		2.55%		2.70%				2.55%
Second Lien Debt | Software
Cost		$ 23,801,000	[20]	$ 23,770,000	[1]	$ 120,124,000	[1]
Fair Value		$ 19,963,000		$ 22,341,000		$ 121,550,000
Percentage of Net Assets		1.35%		1.60%		10.23%		1.35%
Other Securities
Cost		$ 52,685,000	[20]	$ 49,406,000	[1]	$ 39,979,000
Fair Value		$ 54,868,000		$ 51,127,000		$ 41,724,000
Percentage of Net Assets		3.70%		3.66%		3.51%		3.70%
Unsecured debt
Cost		$ 3,386,000	[20]	$ 3,326,000	[1]	$ 1,777,000	[1]
Fair Value		$ 2,002,000		$ 2,198,000		$ 1,350,000
Percentage of Net Assets		0.14%		0.16%		0.11%		0.14%
Preferred equity
Cost		$ 19,377,000	[20]	$ 17,869,000	[1]	$ 11,073,000
Fair Value		$ 19,456,000		$ 17,039,000		$ 11,248,000
Percentage of Net Assets		1.31%		1.22%		0.95%		1.31%
Common equity
Cost		$ 29,922,000	[20]	$ 28,211,000	[1]	$ 27,129,000
Fair Value		$ 33,410,000		$ 31,890,000		$ 29,126,000
Percentage of Net Assets		2.26%		2.28%		2.45%		2.26%
Unfunded Debt Securities
Unfunded Commitment		$ 287,164,000		$ 314,251,000		$ 509,403,000
Fair Value		(4,778,000)		(10,260,000)		(5,203,000)
Unfunded Debt Securities, First Lien
Unfunded Commitment		287,164,000		305,663,000		499,948,000
Fair Value		$ (4,778,000)		(9,984,000)		(5,196,000)
Unfunded Debt Securities, Second Lien
Unfunded Commitment				8,588,000		9,455,000
Fair Value				$ (276,000)		$ (7,000)
Non Qualifying Assets | Assets, Total | Customer Concentration Risk
% of Total Investments at Fair Value		6.24%		7.10%
Restricted Securities
Fair Value		$ 52,866,000		$ 48,929,000
Percentage of Net Assets		3.57%		3.50%				3.57%

[1]	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method.
[2]	The Company reclassified certain industry groupings of its portfolio companies presented in the consolidated financial statements as of December 31, 2022 to align with the recently updated GICS, where applicable. These reclassifications had no impact on the Consolidated Statement of Assets and Liabilities as of December 31, 2022.
[3]	Loan includes interest rate floor of 1.00%.
[4]	These investments were valued using unobservable inputs and are considered Level 3 investments. Fair value was determined in good faith by or under the direction of the Company’s Valuation Designee, under the supervision of the Board of Directors (see Note 2 and Note 5), pursuant to the Company’s valuation policy.
[5]	These investments were valued using unobservable inputs and are considered Level 3 investments. Fair value was determined in good faith by or under the direction of the Company’s Board of Directors (the "Board of Directors" or the "Board") (see Note 2 and Note 5), pursuant to the Company’s valuation policy.
[6]	These investments were valued using unobservable inputs and are considered Level 3 investments. Fair value was determined in good faith by or under the direction of the Board of Directors (see Note 2 and Note 5), pursuant to the Company’s valuation policy.
[7]	Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either E, L or S or an alternate base rate (commonly based on F or P), each of which generally resets periodically. For each loan, the Company has indicated the reference rate used and provided the spread and the interest rate in effect as of December 31, 2022. For investments with multiple reference rates or alternate base rates, the interest rate shown is the weighted average interest rate in effect at December 31, 2022. As of December 31, 2022, the reference rates for our LIBOR-based loans were the 3-month E at 2.13%, the 1-month L at 4.39%, the 3-month L at 4.77%, the 6-month L at 5.14%; the reference rates for our SOFR-based loans were the 1-month S at 4.36%, the 3-month S at 4.59%, the 6-month S at 4.78%; and the reference rate for our Prime rate-based loans were at 7.50%.
[8]	Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either LIBOR (“L”) or an alternate base rate (commonly based on the Federal Funds Rate (“F”) or the U.S. Prime Rate (“P”)), each of which generally resets periodically. For each loan, the Company has indicated the reference rate used and provided the spread and the interest rate in effect as of December 31, 2021. For investments with multiple reference rates or alternate base rates, the interest rate shown is the weighted average interest rate in effect at December 31, 2021. As of December 31, 2021, the reference rates for our variable rate loans were the 30-day L at 0.10%, the 90-day L at 0.21%, the 180-day L at 0.34%, and the P at 3.25%.
[9]	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method.
[10]	Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion, although the investment may earn unused commitment fees. Negative cost and fair value, if any, results from unamortized fees, which are capitalized to the cost of the investment. The unfunded loan commitment may be subject to a commitment termination date that may expire prior to the maturity date stated. See below for more information on the Company’s unfunded commitments as of December 31, 2021:
[11]	Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion, although the investment may earn unused commitment fees. Negative cost and fair value, if any, results from unamortized fees, which are capitalized to the cost of the investment. The unfunded loan commitment may be subject to a commitment termination date that may expire prior to the maturity date stated. See below for more information on the Company’s unfunded commitments as of December 31, 2022:
[12]	Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion, although the investment may earn unused commitment fees. Negative cost and fair value, if any, results from unamortized fees, which are capitalized to the cost of the investment. The unfunded loan commitment may be subject to a commitment termination date that may expire prior to the maturity date stated. See below for more information on the Company’s unfunded commitments as of December 31, 2022:
[13]	Assets or a portion thereof are pledged as collateral for the BNP Funding Facility (as defined below). See Note 6 “Debt”.
[14]	These investments were valued using unobservable inputs and are considered Level 3 investments. Fair value was determined in good faith by or under the direction of the Company’s Valuation Designee (the “Valuation Designee”), under the supervision of the Board of Directors (the “Board of Directors” or the “Board”) (see Note 2 and Note 5), pursuant to the Company’s valuation policy.
[15]	Position or portion thereof is an unfunded loan commitment, and no interest is being earned on the unfunded portion, although the investment may earn unused commitment fees. Negative cost and fair value, if any, results from unamortized fees, which are capitalized to the cost of the investment. The unfunded loan commitment may be subject to a commitment termination date that may expire prior to the maturity date stated.
[16]	Assets or a portion thereof are pledged as collateral for the BNP Funding Facility (as defined below). See Note 6 “Debt”.
[17]	Assets or a portion thereof are pledged as collateral for the BNP Funding Facility (as defined below). See Note 6 “Debt”.
[18]	Loan includes interest rate floor of 0.75%.
[19]	Loan includes interest rate floor of 0.75%.
[20]	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method.
[21]	Assets or a portion thereof are pledged as collateral for the BNP Funding Facility. See Note 6 “Debt”.
[22]	Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either EURIBOR ("E"), LIBOR ("L") or SOFR ("S") or an alternate base rate (commonly based on the Federal Funds Rate ("F") or the U.S. Prime Rate ("P")), each of which generally resets periodically. For each loan, the Company has indicated the reference rate used and provided the spread and the interest rate in effect as of December 31, 2022. For investments with multiple reference rates or alternate base rates, the interest rate shown is the weighted average interest rate in effect at December 31, 2022. As of December 31, 2022, the reference rates for our LIBOR-based loans were the 3-month E at 2.13%, the 30-day L at 4.39%, the 90-day L at 4.77%, the 180-day L at 5.14%; the reference rates for our SOFR-based loans were the 30-day S at 4.36%, the 90-day S at 4.59%, the 180-day S at 4.78%; and the reference rate for our Prime rate-based loans were at 7.50%.
[23]	Securities exempt from registration under the Securities Act of 1933, and may be deemed to be “restricted securities”. As of September 30, 2023, the aggregate fair value of these securities is $52,866 or 3.57% of the Company’s net assets. The initial acquisition dates have been included for such securities.
[24]	Securities exempt from registration under the Securities Act of 1933, and may be deemed to be “restricted securities”. As of December 31, 2022, the aggregate fair value of these securities is $48,929 or 3.50% of the Company’s net assets. The initial acquisition dates have been included for such securities.
[25]	Securities exempt from registration under the Securities Act of 1933, and may be deemed to be “restricted securities”. As of December 31, 2022, the aggregate fair value of these securities is $48,929 or 3.5% of the Company’s net assets. The initial acquisition dates have been included for such securities.
[26]	Loan includes interest rate floor of 0.50%.
[27]	Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to either EURIBOR (“E”), LIBOR (“L” or “LIBOR”) or SOFR (“S”) or an alternate base rate (commonly based on the Federal Funds Rate (“F”) or the U.S. Prime Rate (“P”)), each of which generally resets periodically. For each loan, the Company has indicated the reference rate used and provided the spread and the interest rate in effect as of September 30, 2023. For investments with multiple reference rates or alternate base rates, the interest rate shown is the weighted average interest rate in effect at September 30, 2023. As of September 30, 2023, the reference rates for our LIBOR-based loans were the 3-month E at 5.66%, the 1-month L at 5.43% , the 3-month L at 5.66% , the 6-month L at 5.90%; the reference rates for our SOFR-based loans were the 1-month S at 5.32%, the 3-month S at 5.40%; and the P at 8.50% .
[28]	The investment is not a qualifying asset under Section 55(a) of the 1940 Act. The Company may not acquire any non-qualifying asset unless, at the time of acquisition, qualifying assets represent at least 70% of the Company’s total assets. As of September 30, 2023, non-qualifying assets represented 6.24% of total assets as calculated in accordance with regulatory requirements.
[29]	The investment is not a qualifying asset under Section 55(a) of the 1940 Act. The Company may not acquire any non-qualifying asset unless, at the time of acquisition, qualifying assets represent at least 70% of the Company’s total assets. As of December 31, 2022, non-qualifying assets represented 7.1% of total assets as calculated in accordance with regulatory requirements.
[30]	The investment is not a qualifying asset under Section 55(a) of the 1940 Act. The Company may not acquire any non-qualifying asset unless, at the time of acquisition, qualifying assets represent at least 70% of the Company’s total assets. As of December 31, 2022, non-qualifying assets represented 7.10% of total assets as calculated in accordance with regulatory requirements.
[31]	The investment is not a qualifying asset under Section 55(a) of the 1940 Act. The Company may not acquire any non-qualifying asset unless, at the time of acquisition, qualifying assets represent at least 70% of the Company’s total assets. As of December 31, 2021, non-qualifying assets represented 5.7% of total assets as calculated in accordance with regulatory requirements.
[32]	Investment was on non-accrual status as of December 31, 2022.
[33]	Investment was on non-accrual status as of September 30, 2023.
[34]	Investment was on non-accrual status as of December 31, 2022.
[35]	Represents a senior unsecured note, which is subordinated to senior secured term loans of the portfolio company.
[36]	Loan includes interest rate floor of 0.50%.
[37]	Loan includes interest rate floor of 1.00%
[38]	The investment is not a qualifying asset under Section 55(a) of the 1940 Act. The Company may not acquire any non-qualifying asset unless, at the time of acquisition, qualifying assets represent at least 70% of the Company’s total assets. As of December 31, 2022, non-qualifying assets represented 7.10% of total assets as calculated in accordance with regulatory requirements.